SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

    REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

    Pre-Effective Amendment No.                                              [ ]

    Post-Effective Amendment No.  4         (File No. 333-79311)             [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.             6        (File No. 811-07355)             [X]
                               ---------

                        (Check appropriate box or boxes)

                          IDS LIFE VARIABLE ACCOUNT 10
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)

                           IDS Life Insurance Company
--------------------------------------------------------------------------------
                               (Name of Depositor)

70100 AXP Financial Center, Minneapolis, MN                                55474
--------------------------------------------------------------------------------
(Address of Depositor's Principal Executive Offices)                  (Zip Code)

Depositor's Telephone Number, including Area Code                 (612) 671-3678
--------------------------------------------------------------------------------

      Mary Ellyn Minenko, 50607 AXP Financial Center, Minneapolis, MN 55474
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective (check  appropriate box)
 [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
 [ ] on May 1, 2001 pursuant  to  paragraph  (b) of Rule 485
 [X] 60 days after  filing  pursuant  to paragraph  (a)(i) of Rule 485
 [ ] on Aug. 6, 2001 pursuant to paragraph (a)(i) of Rule 485

If appropriate, check the following box:
 [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The prospectuses and Statemenst of Additional Information filed electronically herewith are not intended to supercede the prospectuses and Statements of Additional Information filed with Post-Effective Amendment No. 3 to Registration Statement No. 333-79311, filed on or about May 1, 2001.

American Express(R) Retirement Advisor Advantage Variable Annuity

Prospectus


Aug. 6, 2001


INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

IDS Life Variable Account 10

Issued by:  IDS Life Insurance Company (IDS Life)
            70100 AXP Financial Center
            Minneapolis, MN 55474
            Telephone: (800) 862-7919
            americanexpress.com/advisors

This prospectus contains information that you should know before investing. You also will receive the prospectuses for:


o    American Express(R)Variable Portfolio Funds
o    Calvert Variable Series, Inc.
o    Franklin(R)Templeton(R)Variable Insurance
o    Products Trust (FTVIPT) - Class 2
o    Goldman Sachs Variable Insurance Trust (VIT)
o    Janus Aspen Series: Service Shares
o    Lazard Retirement Series, Inc.
o    MFS(R)Variable Insurance TrustSM
o    Putnam Variable Trust - IB Shares
o    Wanger Advisors Trust
o    Wells Fargo Variable Trust Funds
[Additional funds to be added upon amendment]


Please read the prospectuses carefully and keep them for future reference.

The contract provides for purchase payment credits which we may reverse under certain circumstances. Surrender charges from contracts with purchase payment credits may be higher than surrender charges for contracts without such credits. The amount of the credit may be more than offset by additional surrender charges associated with the credit.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

An investment in this contract is not a deposit of a bank or financial institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in this contract involves investment risk including the possible loss of principal.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting IDS Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are complex investment vehicles. Before you invest, be sure to ask your sales representative about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.

IDS Life and its affiliated insurance companies offer several different annuities which your sales representative may be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.

Table of Contents

Key Terms
The Contract in Brief
Expense Summary
Condensed Financial  Information  (Unaudited)
Financial Statements
Performance
Information
The Variable  Account and the Funds
The Fixed  Account
Buying Your Contract
Charges
Valuing  Your  Investment
Making  the Most of Your  Contract
Surrenders
TSA -- Special Surrender  Provisions
Changing  Ownership
Benefits in Case of Death
The Annuity  Payout  Period
Taxes
Voting  Rights
Substitution  of Investments
About the Service  Providers
Table of Contents of the Statement of Additional Information

Key Terms

These terms can help you understand details about your contract.

Accumulation unit: A measure of the value of each subaccount before annuity payouts begin.

Annuitant: The person on whose life or life expectancy the annuity payouts are based.

Annuity payouts: An amount paid at regular intervals under one of several plans.

Assumed investment rate: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

Beneficiary: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force and before annuity payouts begin.

Close of business: When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

Contract: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

Contract value: The total value of your contract before we deduct any applicable charges.

Contract year: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

Fixed account:  An account to which you may allocate purchase payments.  Amounts
you  allocate  to  this   account  earn   interest  at  rates  that  we  declare
periodically.

Funds: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

Owner (you, your): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

Purchase payment credits: An addition we make to your contract value. We base the amount of the credit on the surrender charge schedule* you elect and/or total purchase payments.

Qualified annuity: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

o Individual Retirement Annuities (IRAs) under Section 408(b) of the Internal Revenue Code of 1986, as amended (the Code)
o    Roth IRAs under Section 408 A of the Code
o    SIMPLE IRAs under Section 408(p) of the Code
o    Simplified Employee Pension (SEP) plans under Section 408(k) of the Code
o    Plans under Section 401(k) of the Code
o    Custodial and trusteed plans under Section 401(a) of the Code
o    Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.

All other contracts are considered nonqualified annuities.


Rider effective date: The date you add a rider to your contract.


Settlement date: The date when annuity payouts are scheduled to begin.

* The ten-year surrender charge is not available in Oregon. Contracts purchased in Oregon are only eligible for a 1% purchase payment credit if the initial purchase payment is at least $100,000.

Surrender value: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.

Valuation date: Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each subaccount at the close of business on each valuation date.

Variable account: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

The Contract in Brief

Purpose: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the fixed accounts and/or subaccounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the settlement date, the contract provides lifetime or other forms of payouts of your contract value (less any applicable premium tax). As in the case of other annuities, it may not be advantageous for you to purchase this contract as a replacement for, or in addition to, an existing annuity or life insurance contract.

Most annuities have a tax-deferred feature. So do many retirement plans under the Internal Revenue Code. As a result, when you use an annuity to fund a retirement plan that is tax-deferred, your annuity will not provide any necessary or additional tax deferral for that retirement plan. But annuities do have features other than tax deferral that may help you reach your retirement goals. You should consult your tax advisor prior to making a purchase for an explanation of the tax implications to you.

Free look period: You may return your contract to your sales representative or to our office within the time stated on the first page of your contract and receive a full refund of the contract value, less any purchase payment credits. (See "Valuing Your Investment -- Purchase payment credits.") We will not deduct any other charges. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)

Accounts: Currently, you may allocate your purchase payments among any or all of:

o the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the settlement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. )

o the fixed account, which earns interest at a rate that we adjust periodically. (p. )

Buying your contract: Your sales representative will help you complete and submit an application. Applications are subject to acceptance at our office. You may buy a nonqualified annuity or a qualified annuity. After your initial purchase payment, you have the option of making additional purchase payments in the future. (p. )

o Minimum initial purchase payment -- $2,000 ($1,000 for qualified annuities) unless you pay in installments by means of a bank authorization or under a group billing arrangement such as a payroll deduction.

o    Minimum additional purchase payment -- $50.

o Minimum installment purchase payment -- $50 monthly; $23.08 biweekly (scheduled payment plan billing).

o Maximum first-year purchase payments -- $100,000 to $1,000,000 depending on your age.

o Maximum purchase payment for each subsequent year -- $50,000 to $100,000 depending upon your age.

Transfers: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. You may establish automated transfers among the accounts. Fixed account transfers are subject to special restrictions. (p. )

Surrenders: You may surrender all or part of your contract value at any time before the settlement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and tax penalties (including a 10% IRS penalty if you surrender prior to your reaching age 591/2) and may have other tax consequences; also, certain restrictions apply. (p.)

Changing ownership: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. )

Benefits in case of death: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p.)

Annuity payouts: You can apply your contract value to an annuity payout plan that begins on the settlement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet the requirements of the tax-deferred retirement plan. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the fixed account. During the annuity payout period, you cannot be invested in more than five subaccounts at any one time unless we agree otherwise. (p. )

Taxes: Generally, your contract grows tax-deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (p.)

Charges: We assess certain charges in connection with your contract:

o    $30 annual contract administrative charge;

o for nonqualified annuities a 0.95% mortality and expense risk fee (if you allocate money to one or more subaccounts);

o for qualified annuities a 0.75% mortality and expense risk fee (if you allocate money to one or more subaccounts);

o    surrender charge;

o any premium taxes that may be imposed on us by state or local governments (currently, we deduct any applicable premium tax when annuity payouts begin but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you surrender your contract);

o    the operating expenses of the funds in which the subaccounts invest;


o if you select the Maximum Anniversary Value Death Benefit (MAV) , an annual fee of 0.15% of the contract value;

o if you select the Enhanced Earnings Death Benefit (EEB) , an annual fee of 0.30% of the contract value; and

o if you select the Enhanced Earnings Plus Death Benefit (EEP) , an annual fee of 0.40% of the contract value.


Expense Summary

The purpose of the following information is to help you understand the various costs and expenses associated with your contract.

You pay no sales charge when you purchase your contract. We show all costs that we deduct directly from your contract or indirectly from the subaccounts and funds below. Some expenses may vary as we explain under "Charges." Please see the funds' prospectuses for more information on the operating expenses for each fund.

Contract Owner Expenses

Surrender charge: Contingent deferred sales charge as a percentage of purchase payment surrendered. The owner selects either a seven-year or ten-year surrender charge schedule at the time of application.*

                   Seven-year schedule                                                      Ten-year schedule*
Years from purchase                  Surrender charge                  Years from purchase                     Surrender charge
  payment receipt                       percentage                       payment receipt                          percentage
         1                                  7%                                   1                                    8%
         2                                  7                                    2                                    8
         3                                  7                                    3                                    8
         4                                  6                                    4                                    7
         5                                  5                                    5                                    7
         6                                  4                                    6                                    6
         7                                  2                                    7                                    5
         Thereafter                         0                                    8                                    4
                                                                                 9                                    3
                                                                                10                                    2
                                                                                Thereafter                            0

* Ten-year surrender charge schedule is not available for contracts issued in Oregon. For contracts issued in Massachusetts, Oregon and Washington, surrender charges are waived after the tenth contract anniversary.

A surrender charge also applies to payouts under certain annuity payout plans (see "Charges -- Surrender Charge" and "The Annuity Payout Period -- Annuity Payout Plans").


Annual contract administrative charge:      $30**
** We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary, except at full surrender.

Maximum Anniversary Value Death Benefit Rider (MAV) fee: 0.15%
(As a percentage of the contract value charged annually at the contract anniversary. This is an optional expense)

Enhanced Earnings Death Benefit Rider (EEB) fee:         0.30%
(As a percentage of the contract value charged annually at the contract anniversary. This is an optional expense)

Enhanced Earnings Plus Death Benefit Rider (EEP) fee:    0.40%
(As a percentage of the contract value charged annually at the contract anniversary. This is an optional expense)


Annual Variable Account Expenses (as a percentage of average subaccount value)

Mortality and expense risk fee:             0.95% for nonqualified annuities
                                            0.75% for qualified annuities

Annual operating expenses of the funds (after fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                        Management       12b-1          Other
                                                                           fees          fees         expenses        Total
AXP(R)Variable Portfolio -
      Blue Chip Advantage Fund                                                .56%          .13%           .26%        .95%(1)
      Bond Fund                                                               .60           .13            .06         .79(2)
      Capital Resource Fund                                                   .60           .13            .04         .77(2)
      Cash Management Fund                                                    .51           .13            .04         .68(2)
      Diversified Equity Income Fund                                          .56           .13            .26         .95(1)
      Emerging Markets Fund                                                  1.13           .13            .43        1.69(1)
      Equity Select Fund                                                      .65           .13            .32        1.10(3)
      Extra Income Fund                                                       .62           .13            .07         .82(2)
      Federal Income Fund                                                     .61           .13            .13         .87(1)
      Global Bond Fund                                                        .84           .13            .10        1.07(2)
      Growth Fund                                                             .64           .13            .18         .95(1)
      International Fund                                                      .82           .13            .07        1.02(2)
      Managed Fund                                                            .59           .13            .03         .75(2)
      New Dimensions Fund(R)                                                  .60           .13            .05         .78(2)
      Partners Small Cap Value Fund
      S&P 500 Index Fund                                                      .28           .13            .07         .48(1)
      Small Cap Advantage Fund                                                .75           .13            .31        1.19(1)
      Stock Fund
      Strategy Aggressive Fund                                                .59           .13            .05         .77(2)
Calvert Variable Series, Inc.
      Social Balanced Portfolio                                               .70            --            .16         .86(5)
Franklin Templeton VIP Trust
      Franklin Real Estate Fund - Class 2                                     .58           .25            .02         .85(6),(7)
      Franklin Value Securities Fund - Class 2                                .58           .25            .26        1.09(7),(8)
Goldman Sachs VIT
      CORE(SM) U.S. Equity Fund                                               .70            --            .20         .90(9)
      Mid Cap Value Fund                                                      .80            --            .25        1.05(9)
Janus Aspen Series
      Global Technology Portfolio: Service Shares                             .65           .25            .04         .94(10)
      International Growth Portfolio: Service Shares                          .65           .25            .06         .96(10)
Lazard Retirement Series
      International Equity Portfolio                                          .75%          .25%           .25%       1.25%(11)
MFS(R)
      Investors Growth Stock Series - Service Class
       (previously MFS(R)Growth Series)                                       .75           .20            .16        1.11(12),(13),
                                                                                                                               (14)


      New Discovery Series - Service Class                                    .90           .20            .16        1.26(12),(13),
                                                                                                                               (14)
Putnam Variable Trust
      Putnam VT Vista Fund - Class IB Shares                                 0.60           .25            .07        0.92(15)
Wanger
      International Small Cap                                                1.20            --            .21        1.41(4),(16)
      U.S. Small Cap                                                          .95            --            .05        1.00(4),(16)


Annual  operating  expenses  of the funds  (after  fee  waivers  and/or  expense reimbursements, if applicable, as a percentage of average daily net assets)
                                                                        Management       12b-1      Other
                                                                          fees          fees       expenses       Total
Wells Fargo VT
      Asset Allocation Fund                                                   .57           .25            .18        1.00(17)
      International Equity Fund                                               .15           .25            .60        1.00(17)
      Small Cap Growth Fund                                                   .15           .25            .80        1.20(17)

(1) The fund's expense figures are based on actual expenses, after fee waivers and expense reimbursements, for the fiscal year ending Aug. 31, 2000.
     Without fee waivers and expense reimbursements "Other Expenses" and "Total" would be 0.27% and 0.96% for AXP Variable Portfolio - Blue Chip Advantage
     Fund,  0.80% and 1.49% for AXP  Variable  Portfolio  -  Diversified  Equity
     Income Fund, 1.16% and 2.42% for AXP Variable  Portfolio - Emerging Markets
     Fund,  0.15% and 0.89% for AXP  Variable  Portfolio - Federal  Income Fund,
     0.20% and 0.97% for AXP Variable Portfolio - Growth Fund, 1.16% and 1.57% for AXP Variable Portfolio - S&P 500 Index Fund and 0.55% and 1.43% for AXP
     Variable Portfolio - Small Cap Advantage Fund.

(2) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2000.

(3) The fund's expense figures are based on estimated expenses after fee waivers and expense reimbursements. Without fee waivers and expense reimbursements "Other Expenses" and "Total" would be 0.68% and 1.46% for AXP VP Equity Select Fund.

(4) Figures in "Management Fees," "12b-1 Fees," "Other Expenses" and "Total" are based on actual expenses for the fiscal year ended Dec. 31, 2000.

(5) Net fund operating expenses before reductions for fees paid indirectly would be 0.88% for Social Balanced.

(6)  The Fund administration fee is paid indirectly through the management fee.

(7) The Fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the fund's prospectus.

(8) The manager has agreed in advance to make an estimated reduction of 0.02% in its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange
     Commission. Absent this reduction, "Management Fees" and "Total" would have been 0.60% and 1.11% for Franklin Value Securities Fund - Class 2.

(9)  Expenses ratios are shown after fee waivers and expense  reimbursements  by
     the  investment  adviser.   The  expense  ratios  before  the  waivers  and
     reimbursements  would have been:  0.17%,  and 0.87% for CORESM U.S.  Equity
     Fund,  and  0.80%,  0.42% and 1.22%  for Mid Cap  Value  Fund.  CORESM is a
     service mark of Goldman, Sachs & Co.

(10) Expenses are based upon expenses for the fiscal year ended Dec. 31, 2000, restated to reflect a reduction in the management fee International Growth
     Portfolio. All expenses are shown without the effect of expense offset arrangements.

(11) Absent fee waivers and/or reimbursements, "Other Expenses" and "Total" expenses for the year ended Dec. 31, 2000 would have been 1.32% and 2.32% for International Equity Portfolio.

(12) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sales and distribution of service class shares (these fees are referred to as distribution fees).

(13) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. The series may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Net Expenses" would be lower, and for service class shares would be estimated to be: 1.10% for Investors Growth Stock Series and 1.25% for New Discovery Series.

(14) MFS has contractually agreed, subject to reimbursement, to bear expenses for the series' expenses such that "Other Expenses" (after taking into account the expense offset arrangement described above), do not exceed
     0.15% annually. Without this agreement, "Other Expenses" and "Total" would be 0.17% and 1.12% for Investors Growth Stock Series and 0.19% and 1.29% for New Discovery Series. These contractual fee arrangements will continue until at least May 1, 2002, Unless changed with the consent of the board of trustees which oversees the series.

(15) Restated to reflect an increase in 12b-1 fees  currently  payable to Putnam
     Investment Management, LLC ("Putnam Management"). The Trustees currently limit payments on class IB shares to 0.25% of average net assets. Actual
     12b-1 fees during the most recent fiscal year were 0.15% of average net assets.


(16) Liberty Wanger Asset Management, L.P. will reimburse the Fund if its annual ordinary operating expenses exceed 2.00% of average daily net assets. This commitment expires on Sept. 30, 2002.

(17) Amounts represent expenses as of Dec. 31, 2000. Expenses are shown after fee waivers and expense reimbursements. Without fee waivers and expense reimbursements "Management Fees," "Other Expenses" and "Total" would be
     0.70%,  0.18% and 1.13% for Wells Fargo VT Asset  Allocation  Fund,  0.90%,
     1.25% and 2.40% for Wells  Fargo VT  International  Equity  Fund and 0.90%,
     1.26% and 2.41% for Wells Fargo VT Small Cap Growth Fund.


[Additional funds to be added upon amendment.]

Examples:*


In order to provide a more meaningful discussion about the contract and its options, we provide expense examples for each fund showing every available optional contract feature combination. Under each fund you will find an example showing: 1) the base contract with no optional riders, 2) the contract with selection of the Maximum Anniversary Value Death Benefit Rider, 3) the contract with the selection of the Enhanced Earnings Death Benefit Rider, 4) the contract with the selection of the Enhanced Earnings Plus Death Benefit Rider, 5) the contract with the selection of both the Maximum Anniversary Value Death Benefit and the Enhanced Earning Death Benefit Riders, and 6) the contract with the selection of both the Maximum Anniversary Value Death Benefit Rider and the Enhanced Earnings Plus Death Benefit Riders.


You would pay the following expenses on a $1,000 investment in a nonqualified annuity with a ten-year surrender charge schedule+ and a 0.95% mortality and expense risk fee assuming a 5% annual return and ...

                                                                                               no surrender or selection
                                                        full surrender at the              of an annuity payout plan at the
                                                       end of each time period                  end of each time period
                                                  1 year  3 years  5 years 10 years        1 year  3 years  5 years 10 years


AXP(R)VP - Blue  Chip  Advantage  Fund
    base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
AXP(R)VP - Bond Fund
    base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
AXP(R)VP - Capital  Resource Fund
    base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
AXP(R)VP - Cash  Management  Fund
    base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
AXP(R)VP - Diversified Equity Income Fund base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
AXP(R)VP - Emerging  Markets Fund
    base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP


You would pay the following  expenses on a $1,000  investment in a  nonqualified annuity with a ten-year  surrender  charge  schedule+ and a 0.95%  mortality and expense risk fee assuming a 5% annual return and ...
                                                                                               no surrender or selection
                                                        full surrender at the              of an annuity payout plan at the
                                                       end of each time period                  end of each time period
                                                  1 year  3 years  5 years 10 years        1 year  3 years  5 years 10 years


AXP(R)VP - Equity Select Fund
    base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
AXP(R)VP - Extra Income Fund
    base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
AXP(R)VP - Federal  Income Fund
    base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
AXP(R)VP - Global Bond Fund
    base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
AXP(R) VP - Growth Fund
    base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
AXP(R)VP - International Fund
    base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
AXP(R) VP - Managed Fund
    base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP



You would pay the following  expenses on a $1,000  investment in a  nonqualified annuity with a ten-year  surrender  charge  schedule+ and a 0.95%  mortality and expense risk fee assuming a 5% annual return and ...
                                                                                               no surrender or selection
                                                        full surrender at the              of an annuity payout plan at the
                                                       end of each time period                  end of each time period
                                                  1 year  3 years  5 years 10 years        1 year  3 years  5 years 10 years


AXP(R)VP - New Dimensions Fund(R)
    base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
AXP(R)VP - Partners Small Cap Value Fund base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
AXP(R)VP - S&P 500 Index Fund
    base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
AXP(R)VP - Small  Cap  Advantage  Fund
    base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
AXP(R) VP - Stock Fund
    base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
AXP(R)VP - Strategy Aggressive Fund
    base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
Calvert Variable Series, Inc. Social Balanced Portfolio base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP



You would pay the following  expenses on a $1,000  investment in a  nonqualified annuity with a ten-year  surrender  charge  schedule+ and a 0.95%  mortality and expense risk fee assuming a 5% annual return and ...
                                                                                               no surrender or selection
                                                        full surrender at the              of an annuity payout plan at the
                                                       end of each time period                  end of each time period
                                                      1 year   3 years  5 years 10 years       1 year   3 years 5 years 10 years


FTVIPTFranklin Real Estate Fund - Class 2 base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
FTVIPTFranklin Value Securities Fund - Class 2 base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
Goldman Sachs VIT CORE(SM) U.S. Equity Fund base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
Goldman Sachs  VIT Mid Cap Value  Fund
    base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
Janus Aspen Series Global Technology Portfolio: Service Shares base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
Janus Aspen Series International Growth Portfolio: Service Shares base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP



You would pay the following  expenses on a $1,000  investment in a  nonqualified annuity with a ten-year  surrender  charge  schedule+ and a 0.95%  mortality and expense risk fee assuming a 5% annual return and ...
                                                                                               no surrender or selection
                                                        full surrender at the              of an annuity payout plan at the
                                                       end of each time period                  end of each time period
                                                  1 year  3 years  5 years 10 years        1 year  3 years  5 years 10 years


LazardRetirement Series International Equity Portfolio base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
MFS(R)Investors  Growth Stock Series - Service Class  (previously  MFS(R) Growth
      Series)
    base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
MFS(R)New Discovery Series - Service Class base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
PutnamVariable TrustPutnam VT Vista Fund - Class IB Shares base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
WangerInternational Small Cap
    base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP and EEB optional MAV and EEP
Wanger U.S. Small Cap
    base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
Wells Fargo VT Asset Allocation Fund
    base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP


You would pay the following  expenses on a $1,000  investment in a  nonqualified annuity with a ten-year  surrender  charge  schedule+ and a 0.95%  mortality and expense risk fee assuming a 5% annual return and ...
                                                                                               no surrender or selection
                                                        full surrender at the              of an annuity payout plan at the
                                                       end of each time period                  end of each time period
                                                  1 year  3 years  5 years 10 years        1 year  3 years  5 years 10 years

Wells Fargo VT International Equity Fund base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
Wells Fargo VT Small Cap  Growth  Fund
    base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP

You would pay the  following  expenses  on a $1,000  investment  in a  qualified annuity with a ten-year  surrender  charge  schedule+ and a 0.75%  mortality and expense risk fee assuming a 5% annual return and ...
                                                                                               no surrender or selection
                                                        full surrender at the              of an annuity payout plan at the
                                                       end of each time period                  end of each time period
                                                  1 year  3 years  5 years 10 years        1 year  3 years  5 years 10 years


AXP(R)VP - Blue  Chip  Advantage  Fund
    base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
AXP(R)VP - Bond Fund
    base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
AXP(R)VP - Capital  Resource Fund
    base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
AXP(R)VP - Cash  Management  Fund
    base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP


You would pay the  following  expenses  on a $1,000  investment  in a  qualified annuity with a ten-year  surrender  charge  schedule+ and a 0.75%  mortality and expense risk fee assuming a 5% annual return and ...
                                                                                               no surrender or selection
                                                        full surrender at the              of an annuity payout plan at the
                                                       end of each time period                  end of each time period
                                                      1 year   3 years  5 years 10 years       1 year   3 years 5 years 10 years


AXP(R)VP - Diversified Equity Income Fund base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
AXP(R)VP - Emerging  Markets Fund
    base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
AXP(R)VP - Equity Select Fund
    base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
AXP(R)VP - Extra Income Fund
    base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
AXP(R)VP - Federal  Income Fund
    base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
AXP(R)VP - Global Bond Fund
    base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
AXP(R) VP - Growth Fund
    base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP



You would pay the  following  expenses  on a $1,000  investment  in a  qualified annuity with a ten-year  surrender  charge  schedule+ and a 0.75%  mortality and expense risk fee assuming a 5% annual return and ...
                                                                                               no surrender or selection
                                                        full surrender at the              of an annuity payout plan at the
                                                       end of each time period                  end of each time period
                                                      1 year   3 years  5 years 10 years       1 year   3 years 5 years 10 years


AXP(R)VP - International Fund
    base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
AXP(R) VP - Managed Fund
    base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEPal MAV optional EEB optional
      EEP optional MAV and EEB optional MAV and EEP
AXP(R)VP - New Dimensions Fund(R)
    base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
AXP(R)VP - Partners Small Cap Value Fund base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
AXP(R)VP - S&P 500 Index Fund
    base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
AXP(R)VP - Small Cap Advantage Fund
    base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
AXP(R) VP - Stock Fund
    base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP



You would pay the  following  expenses  on a $1,000  investment  in a  qualified annuity with a ten-year  surrender  charge  schedule+ and a 0.75%  mortality and expense risk fee assuming a 5% annual return and ...
                                                                                               no surrender or selection
                                                        full surrender at the              of an annuity payout plan at the
                                                       end of each time period                  end of each time period
                                                      1 year   3 years  5 years 10 years       1 year   3 years 5 years 10 years


AXP(R)VP -  Strategy  Aggressive  Fund
    base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
Calvert Variable Series, Inc. Social BalancedPortfolio base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
FTVIPTFranklin Real Estate Fund - Class 2 base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
FTVIPTFranklin Value Securities Fund - Class 2 base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
Goldman Sachs VIT CORE(SM) U.S. Equity Fund base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
Goldman Sachs  VIT Mid Cap Value  Fund
    base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
Janus Aspen Series Global Technology Portfolio: Service Shares base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP



You would pay the  following  expenses  on a $1,000  investment  in a  qualified annuity with a ten-year  surrender  charge  schedule+ and a 0.75%  mortality and expense risk fee assuming a 5% annual return and ...
                                                                                               no surrender or selection
                                                        full surrender at the              of an annuity payout plan at the
                                                       end of each time period                  end of each time period
                                                      1 year   3 years  5 years 10 years       1 year   3 years 5 years 10 years


Janus Aspen Series International Growth Portfolio: Service Shares base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
LazardRetirement Series International Equity Portfolio base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
MFS(R)Investors  Growth Stock Series - Service Class  (previously  MFS(R) Growth
Series)
    base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
MFS(R)New Discovery Series - Service Class base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
PutnamVariable TrustPutnam VT Vista Fund - Class IB Shares base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
WangerInternational Small Cap
    base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP




You would pay the  following  expenses  on a $1,000  investment  in a  qualified annuity with a ten-year  surrender  charge  schedule+ and a 0.75%  mortality and expense risk fee assuming a 5% annual return and ...
                                                                                               no surrender or selection
                                                        full surrender at the              of an annuity payout plan at the
                                                       end of each time period                  end of each time period
                                                      1 year   3 years  5 years 10 years       1 year   3 years 5 years 10 years


Wanger U.S. Small Cap
    base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
Wells Fargo VT Asset Allocation Fund
    base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
Wells Fargo VT International Equity Fund base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
Wells Fargo VT Small Cap  Growth  Fund
    base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP


You would pay the following  expenses on a $1,000  investment in a  nonqualified annuity with a seven-year  surrender  charge  schedule and a 0.95% mortality and expense risk fee assuming a 5% annual return and ...
                                                                                               no surrender or selection
                                                        full surrender at the              of an annuity payout plan at the
                                                       end of each time period                  end of each time period
                                                  1 year  3 years  5 years 10 years        1 year  3 years  5 years 10 years


AXP(R)VP - Blue  Chip  Advantage  Fund
    base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
AXP(R)VP - Bond Fund
    base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP



You would pay the following  expenses on a $1,000  investment in a  nonqualified annuity with a seven-year  surrender  charge  schedule and a 0.95% mortality and expense risk fee assuming a 5% annual return and ...
                                                                                               no surrender or selection
                                                        full surrender at the              of an annuity payout plan at the
                                                       end of each time period                  end of each time period
                                                      1 year   3 years  5 years 10 years       1 year   3 years 5 years 10 years


AXP(R)VP - Capital  Resource Fund
    base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
AXP(R)VP - Cash  Management  Fund
    base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
AXP(R)VP - Diversified Equity Income Fund base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
AXP(R)VP - Emerging  Markets Fund
    base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
AXP(R)VP - Equity Select Fund
    base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
AXP(R)VP - Extra Income Fund
    base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
AXP(R)VP - Federal  Income Fund
    base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP


You would pay the following  expenses on a $1,000  investment in a  nonqualified annuity with a seven-year  surrender  charge  schedule and a 0.95% mortality and expense risk fee assuming a 5% annual return and ...
                                                                                               no surrender or selection
                                                        full surrender at the              of an annuity payout plan at the
                                                       end of each time period                  end of each time period
                                                      1 year   3 years  5 years 10 years       1 year   3 years 5 years 10 years


AXP(R)VP - Global Bond Fund
    base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
AXP(R) VP - Growth Fund
    base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
AXP(R)VP - International Fund
    base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
AXP(R) VP - Managed Fund
    base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
AXP(R)VP - New Dimensions Fund(R)
    base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
AXP(R)VP - Partners Small Cap Value Fund base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
AXP(R)VP - S&P 500 Index Fund
    base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP


You would pay the following  expenses on a $1,000  investment in a  nonqualified annuity with a seven-year  surrender  charge  schedule and a 0.95% mortality and expense risk fee assuming a 5% annual return and ...
                                                                                               no surrender or selection
                                                        full surrender at the              of an annuity payout plan at the
                                                       end of each time period                  end of each time period
                                                      1 year   3 years  5 years 10 years       1 year   3 years 5 years 10 years


AXP(R)VP - Small  Cap  Advantage  Fund
    base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
AXP(R) VP - Stock Fund
    base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
AXP(R)VP - Strategy Aggressive Fund
    base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
Calvert Variable Series, Inc. Social BalancedPortfolio base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
FTVIPTFranklin Real Estate Fund - Class 2 base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
FTVIPTFranklin Value Securities Fund - Class 2 base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
Goldman Sachs VIT CORE(SM) U.S. Equity Fund base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP



You would pay the following  expenses on a $1,000  investment in a  nonqualified annuity with a seven-year  surrender  charge  schedule and a 0.95% mortality and expense risk fee assuming a 5% annual return and ...
                                                                                               no surrender or selection
                                                        full surrender at the              of an annuity payout plan at the
                                                       end of each time period                  end of each time period
                                                      1 year   3 years  5 years 10 years       1 year   3 years 5 years 10 years


Goldman Sachs  VIT Mid Cap Value  Fund
    base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
Janus Aspen Series Global Technology Portfolio: Service Shares base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
Janus Aspen Series International Growth Portfolio: Service Shares base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
LazardRetirement Series International Equity Portfolio base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
MFS(R)Investors  Growth Stock Series - Service Class  (previously  MFS(R) Growth
Series)
    base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
MFS(R)New Discovery Series - Service Class base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
PutnamVariable TrustPutnam VT Vista Fund - Class IB Shares base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP



You would pay the following  expenses on a $1,000  investment in a  nonqualified annuity with a seven-year  surrender  charge  schedule and a 0.95% mortality and expense risk fee assuming a 5% annual return and ...
                                                                                               no surrender or selection
                                                        full surrender at the              of an annuity payout plan at the
                                                       end of each time period                  end of each time period
                                                      1 year   3 years  5 years 10 years       1 year   3 years 5 years 10 years


WangerInternational Small Cap
    base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
Wanger U.S. Small Cap
    base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
Wells Fargo VT Asset Allocation Fund
    base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
Wells Fargo VT International Equity Fund base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
Wells Fargo VT Small Cap  Growth  Fund
    base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP


You would pay the  following  expenses  on a $1,000  investment  in a  qualified annuity with a seven-year  surrender  charge  schedule and a 0.75% mortality and expense risk fee assuming a 5% annual return and ...
                                                                                               no surrender or selection
                                                        full surrender at the              of an annuity payout plan at the
                                                       end of each time period                  end of each time period
                                                  1 year  3 years  5 years 10 years        1 year  3 years  5 years 10 years


AXP(R)VP - Blue  Chip  Advantage  Fund
    base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP



You would pay the  following  expenses  on a $1,000  investment  in a  qualified annuity with a seven-year  surrender  charge  schedule and a 0.75% mortality and expense risk fee assuming a 5% annual return and ...
                                                                                               no surrender or selection
                                                        full surrender at the              of an annuity payout plan at the
                                                       end of each time period                  end of each time period
                                                  1 year  3 years  5 years 10 years        1 year  3 years  5 years 10 years



AXP(R)VP - Bond Fund
    base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
AXP(R)VP - Capital  Resource Fund
    base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
AXP(R)VP - Cash  Management  Fund
    base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
AXP(R)VP - Diversified Equity Income Fund base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
AXP(R)VP - Emerging  Markets Fund
    base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
AXP(R)VP - Equity Select Fund
    base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
AXP(R)VP - Extra Income Fund
    base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP



You would pay the  following  expenses  on a $1,000  investment  in a  qualified annuity with a seven-year  surrender  charge  schedule and a 0.75% mortality and expense risk fee assuming a 5% annual return and ...
                                                                                               no surrender or selection
                                                        full surrender at the              of an annuity payout plan at the
                                                       end of each time period                  end of each time period
                                                  1 year  3 years  5 years 10 years        1 year  3 years  5 years 10 years



AXP(R)VP - Federal  Income Fund
    base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
AXP(R)VP - Global Bond Fund
    base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
AXP(R) VP - Growth Fund
    base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
AXP(R)VP - International Fund
    base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
AXP(R) VP - Managed Fund
    base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
AXP(R)VP - New Dimensions Fund(R)
    base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
AXP(R)VP - Partners Small Cap Value Fund base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP



You would pay the  following  expenses  on a $1,000  investment  in a  qualified annuity with a seven-year  surrender  charge  schedule and a 0.75% mortality and expense risk fee assuming a 5% annual return and ...
                                                                                               no surrender or selection
                                                        full surrender at the              of an annuity payout plan at the
                                                       end of each time period                  end of each time period
                                                  1 year  3 years  5 years 10 years        1 year  3 years  5 years 10 years



AXP(R)VP - S&P 500 Index Fund
    base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
AXP(R)VP - Small  Cap  Advantage  Fund
    base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
AXP(R) VP - Stock Fund
    base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
AXP(R)VP - Strategy Aggressive Fund
    base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
Calvert Variable Series, Inc. Social BalancedPortfolio base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
FTVIPTFranklin Real Estate Fund - Class 2 base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
FTVIPTFranklin Value Securities Fund - Class 2 base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP


You would pay the  following  expenses  on a $1,000  investment  in a  qualified annuity with a seven-year  surrender  charge  schedule and a 0.75% mortality and expense risk fee assuming a 5% annual return and ...
                                                                                               no surrender or selection
                                                        full surrender at the              of an annuity payout plan at the
                                                       end of each time period                  end of each time period
                                                  1 year  3 years  5 years 10 years        1 year  3 years  5 years 10 years



Goldman Sachs VIT CORE(SM) U.S. Equity Fund base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
Goldman Sachs  VIT Mid Cap Value  Fund
    base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
Janus Aspen Series Global Technology Portfolio: Service Shares base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
Janus Aspen Series International Growth Portfolio: Service Shares base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
LazardRetirement Series International Equity Portfolio base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
MFS(R)Investors  Growth Stock Series - Service Class  (previously  MFS(R) Growth
Series)
    base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP


You would pay the  following  expenses  on a $1,000  investment  in a  qualified annuity with a seven-year  surrender  charge  schedule and a 0.75% mortality and expense risk fee assuming a 5% annual return and ...
                                                                                               no surrender or selection
                                                        full surrender at the              of an annuity payout plan at the
                                                       end of each time period                  end of each time period
                                                      1 year   3 years  5 years 10 years       1 year   3 years 5 years 10 years


MFS(R)New Discovery Series - Service Class base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
PutnamVariable TrustPutnam VT Vista Fund - Class IB Shares base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
WangerInternational Small Cap
    base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
Wanger U.S. Small Cap
    base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
Wells Fargo VT Asset Allocation Fund
    base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
Wells Fargo VT International Equity Fund base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
Wells Fargo VT Small Cap  Growth  Fund
    base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP


* In these examples, the $30 contract administrative charge is approximated as a 0.053% charge based on our estimated average contract size. Premium taxes imposed by some state and local governments are not reflected in this table. We entered into certain arrangements under which we are compensated by the funds' advisors and/or distributors for the administrative services we provide to the funds. These examples assume that applicable fund fee waivers and/or expense reimbursements will continue for the periods shown.

+    The ten-year surrender charge schedule is not available in Oregon.

You should not consider these examples as representations of past or future expenses. Actual expenses may be more or less than those shown.

Condensed Financial Information (Unaudited)

The following tables give per-unit information about the financial history of each subaccount. We have not provided this information for some subaccounts because they are new and do not have any history.

Year ended Dec. 31,                                                                                             2000     1999
Subaccount BC1(1) (Investing in shares of AXP(R)Variable Portfolio - Blue Chip Advantage Fund)
Accumulation unit value at beginning of period                                                                   $1.11   $1.00
Accumulation unit value at end of period                                                                         $0.98   $1.11
Number of accumulation units outstanding at end of period (000 omitted)                                         43,161   8,145
Ratio of operating expense to average net assets                                                                  0.95%   0.95%
Subaccount BC2(1) (Investing in shares of AXP(R)Variable Portfolio - Blue Chip Advantage Fund)
Accumulation unit value at beginning of period                                                                   $1.11   $1.00
Accumulation unit value at end of period                                                                         $0.99   $1.11
Number of accumulation units outstanding at end of period (000 omitted)                                         32,624   7,503
Ratio of operating expense to average net assets                                                                  0.75%   0.75%
Subaccount BD1(1) (Investing in shares of AXP(R)Variable Portfolio - Bond Fund)
Accumulation unit value at beginning of period                                                                   $1.01   $1.00
Accumulation unit value at end of period                                                                         $1.06   $1.01
Number of accumulation units outstanding at end of period (000 omitted)                                         43,920  11,675
Ratio of operating expense to average net assets                                                                  0.95%   0.95%
Subaccount BD2(1) (Investing in shares of AXP(R)Variable Portfolio - Bond Fund)
Accumulation unit value at beginning of period                                                                   $1.01   $1.00
Accumulation unit value at end of period                                                                         $1.06   $1.01
Number of accumulation units outstanding at end of period (000 omitted)                                         30,783   7,186
Ratio of operating expense to average net assets                                                                  0.75%   0.75%
Subaccount CR1(1) (Investing in shares of AXP(R)Variable Portfolio - Capital Resource Fund)
Accumulation unit value at beginning of period                                                                   $1.14   $1.00
Accumulation unit value at end of period                                                                         $0.93   $1.14
Number of accumulation units outstanding at end of period (000 omitted)                                         22,159   3,227
Ratio of operating expense to average net assets                                                                  0.95%   0.95%
Subaccount CR2(1) (Investing in shares of AXP(R)Variable Portfolio - Capital Resource Fund)
Accumulation unit value at beginning of period                                                                   $1.14   $1.00
Accumulation unit value at end of period                                                                         $0.93   $1.14
Number of accumulation units outstanding at end of period (000 omitted)                                         24,003   5,333
Ratio of operating expense to average net assets                                                                  0.75%   0.75%
Subaccount CM1(1) (Investing in shares of AXP(R)Variable Portfolio - Cash Management Fund)
Accumulation unit value at beginning of period                                                                   $1.01   $1.00
Accumulation unit value at end of period                                                                         $1.06   $1.01
Number of accumulation units outstanding at end of period (000 omitted)                                        203,922  87,424
Ratio of operating expense to average net assets                                                                  0.95%   0.95%
Simple yield(2)                                                                                                   4.96%   5.03%
Compound yield(2)                                                                                                 5.08%   5.16%
Subaccount CM2(1) (Investing in shares of AXP(R)Variable Portfolio - Cash Management Fund)
Accumulation unit value at beginning of period                                                                   $1.01   $1.00
Accumulation unit value at end of period                                                                         $1.06   $1.01
Number of accumulation units outstanding at end of period (000 omitted)                                        171,785  65,522
Ratio of operating expense to average net assets                                                                  0.75%   0.75%
Simple yield(2)                                                                                                   5.16%   5.26%
Compound yield(1)                                                                                                 5.29%   5.40%
Subaccount DE1(1) (Investing in shares of AXP(R)Variable Portfolio - Diversified Equity Income Fund)
Accumulation unit value at beginning of period                                                                   $1.03   $1.00
Accumulation unit value at end of period                                                                         $1.01   $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                         14,227   3,441
Ratio of operating expense to average net assets                                                                  0.95%   0.95%




Year ended Dec. 31,                                                                                             2000     1999
Subaccount DE2(1) (Investing in shares of AXP(R)Variable Portfolio - Diversified Equity Income Fund)
Accumulation unit value at beginning of period                                                                   $1.03   $1.00
Accumulation unit value at end of period                                                                         $1.01   $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                         12,124   3,149
Ratio of operating expense to average net assets                                                                  0.75%   0.75%
Subaccount EM1(3) (Investing in shares of AXP(R)Variable Portfolio - Emerging Markets Fund)
Accumulation unit value at beginning of period                                                                   $1.00   --
Accumulation unit value at end of period                                                                         $0.74   --
Number of accumulation units outstanding at end of period (000 omitted)                                            693   --
Ratio of operating expense to average net assets                                                                  0.95%  --
Subaccount EM2(3) (Investing in shares of AXP(R)Variable Portfolio - Emerging Markets Fund)
Accumulation unit value at beginning of period                                                                   $1.00   --
Accumulation unit value at end of period                                                                         $0.74   --
Number of accumulation units outstanding at end of period (000 omitted)                                         906      --
Ratio of operating expense to average net assets                                                                  0.75%  --
Subaccount EI1(1) (Investing in shares of AXP(R)Variable Portfolio - Extra Income Fund)
Accumulation unit value at beginning of period                                                                   $1.01   $1.00
Accumulation unit value at end of period                                                                         $0.91   $1.01
Number of accumulation units outstanding at end of period (000 omitted)                                         52,655  10,137
Ratio of operating expense to average net assets                                                                  0.95%   0.95%
Subaccount EI2(1) (Investing in shares of AXP(R)Variable Portfolio - Extra Income Fund)
Accumulation unit value at beginning of period                                                                   $1.01   $1.00
Accumulation unit value at end of period                                                                         $0.91   $1.01
Number of accumulation units outstanding at end of period (000 omitted)                                         31,722   7,774
Ratio of operating expense to average net assets                                                                  0.75%   0.75%
Subaccount FI1(1) (Investing in shares of AXP(R)Variable Portfolio - Federal Income Fund)
Accumulation unit value at beginning of period                                                                   $1.00   $1.00
Accumulation unit value at end of period                                                                         $1.08   $1.00
Number of accumulation units outstanding at end of period (000 omitted)                                         24,654  12,796
Ratio of operating expense to average net assets                                                                  0.95%   0.95%
Subaccount FI2(1) (Investing in shares of AXP(R)Variable Portfolio - Federal Income Fund)
Accumulation unit value at beginning of period                                                                   $1.00   $1.00
Accumulation unit value at end of period                                                                         $1.08   $1.00
Number of accumulation units outstanding at end of period (000 omitted)                                         16,258  11,135
Ratio of operating expense to average net assets                                                                  0.75%   0.75%
Subaccount GB1(1) (Investing in shares of AXP(R)Variable Portfolio - Global Bond Fund)
Accumulation unit value at beginning of period                                                                   $1.00   $1.00
Accumulation unit value at end of period                                                                         $1.02   $1.00
Number of accumulation units outstanding at end of period (000 omitted)                                         14,137   2,368
Ratio of operating expense to average net assets                                                                  0.95%   0.95%
Subaccount GB2(1) (Investing in shares of AXP(R)Variable Portfolio - Global Bond Fund)
Accumulation unit value at beginning of period                                                                   $1.00   $1.00
Accumulation unit value at end of period                                                                         $1.03   $1.00
Number of accumulation units outstanding at end of period (000 omitted)                                          8,968   1,552
Ratio of operating expense to average net assets                                                                  0.75%   0.75%
Subaccount GR1(1) (Investing in shares of AXP(R)Variable Portfolio - Growth Fund)
Accumulation unit value at beginning of period                                                                   $1.18   $1.00
Accumulation unit value at end of period                                                                         $0.94   $1.18
Number of accumulation units outstanding at end of period (000 omitted)                                        106,410  13,813
Ratio of operating expense to average net assets                                                                  0.95%   0.95%
Subaccount GR2(1) (Investing in shares of AXP(R)Variable Portfolio - Growth Fund)
Accumulation unit value at beginning of period                                                                   $1.18   $1.00
Accumulation unit value at end of period                                                                         $0.95   $1.18
Number of accumulation units outstanding at end of period (000 omitted)                                         97,754  16,891
Ratio of operating expense to average net assets                                                                  0.75%   0.75%




Year ended Dec. 31,                                                                                            2000     1999
Subaccount IE1(1) (Investing in shares of AXP(R)Variable Portfolio - International Fund)
Accumulation unit value at beginning of period                                                                   $1.27   $1.00
Accumulation unit value at end of period                                                                         $0.95   $1.27
Number of accumulation units outstanding at end of period (000 omitted)                                         15,670   2,173
Ratio of operating expense to average net assets                                                                  0.95%   0.95%
Subaccount IE2(1) (Investing in shares of AXP(R)Variable Portfolio - International Fund)
Accumulation unit value at beginning of period                                                                   $1.27   $1.00
Accumulation unit value at end of period                                                                         $0.95   $1.27
Number of accumulation units outstanding at end of period (000 omitted)                                         13,967   2,575
Ratio of operating expense to average net assets                                                                  0.75%   0.75%
Subaccount MF1(1) (Investing in shares of AXP(R)Variable Portfolio - Managed Fund)
Accumulation unit value at beginning of period                                                                   $1.09   $1.00
Accumulation unit value at end of period                                                                         $1.05   $1.09
Number of accumulation units outstanding at end of period (000 omitted)                                         39,810   6,539
Ratio of operating expense to average net assets                                                                  0.95%   0.95%
Subaccount MF2(1) (Investing in shares of AXP(R)Variable Portfolio - Managed Fund)
Accumulation unit value at beginning of period                                                                   $1.09   $1.00
Accumulation unit value at end of period                                                                         $1.05   $1.09
Number of accumulation units outstanding at end of period (000 omitted)                                         28,348   5,220
Ratio of operating expense to average net assets                                                                  0.75%   0.75%
Subaccount ND1(1) (Investing in shares of AXP(R)Variable Portfolio - New Dimensions Fund(R))
Accumulation unit value at beginning of period                                                                   $1.19   $1.00
Accumulation unit value at end of period                                                                         $1.07   $1.19
Number of accumulation units outstanding at end of period (000 omitted)                                        219,316  32,483
Ratio of operating expense to average net assets                                                                  0.95%   0.95%
Subaccount ND2(1) (Investing in shares of AXP(R)Variable Portfolio - New Dimensions Fund(R))
Accumulation unit value at beginning of period                                                                   $1.19   $1.00
Accumulation unit value at end of period                                                                         $1.07   $1.19
Number of accumulation units outstanding at end of period (000 omitted)                                        177,036  31,537
Ratio of operating expense to average net assets                                                                  0.75%   0.75%
Subaccount IV1(3) (Investing in shares of AXP(R)Variable Portfolio - S&P 500 Index Fund)
Accumulation unit value at beginning of period                                                                   $1.00   --
Accumulation unit value at end of period                                                                         $0.91   --
Number of accumulation units outstanding at end of period (000 omitted)                                         14,084   --
Ratio of operating expense to average net assets                                                                  0.95%  --
Subaccount IV2(3) (Investing in shares of AXP(R)Variable Portfolio - S&P 500 Index Fund)
Accumulation unit value at beginning of period                                                                   $1.00   --
Accumulation unit value at end of period                                                                         $0.91   --
Number of accumulation units outstanding at end of period (000 omitted)                                          9,812   --
Ratio of operating expense to average net assets                                                                  0.75%  --
Subaccount SC1(1) (Investing in shares of AXP(R)Variable Portfolio - Small Cap Advantage Fund)
Accumulation unit value at beginning of period                                                                   $1.12   $1.00
Accumulation unit value at end of period                                                                         $1.16   $1.12
Number of accumulation units outstanding at end of period (000 omitted)                                         16,349   3,029
Ratio of operating expense to average net assets                                                                  0.95%   0.95%
Subaccount SC2(1) (Investing in shares of AXP(R)Variable Portfolio - Small Cap Advantage Fund)
Accumulation unit value at beginning of period                                                                   $1.12   $1.00
Accumulation unit value at end of period                                                                         $1.16   $1.12
Number of accumulation units outstanding at end of period (000 omitted)                                         14,830   2,970
Ratio of operating expense to average net assets                                                                  0.75%   0.75%
Subaccount SA1(1) (Investing in shares of AXP(R)Variable Portfolio - Strategy Aggressive Fund)
Accumulation unit value at beginning of period                                                                   $1.51   $1.00
Accumulation unit value at end of period                                                                         $1.21   $1.51
Number of accumulation units outstanding at end of period (000 omitted)                                         58,414   3,901
Ratio of operating expense to average net assets                                                                  0.95%   0.95%
Subaccount SA2(1) (Investing in shares of AXP(R)Variable Portfolio - Strategy Aggressive Fund)
Accumulation unit value at beginning of period                                                                   $1.51   $1.00
Accumulation unit value at end of period                                                                         $1.22   $1.51
Number of accumulation units outstanding at end of period (000 omitted)                                         46,978   4,470
Ratio of operating expense to average net assets                                                                  0.75%   0.75%





Year ended Dec. 31,                                                                                            2000     1999
Subaccount 1SR(3) (Investing in shares of Calvert Variable Series, Inc. Social Balanced Portfolio)
Accumulation unit value at beginning of period                                                                   $1.00   --
Accumulation unit value at end of period                                                                         $0.96   --
Number of accumulation units outstanding at end of period (000 omitted)                                          1,693   --
Ratio of operating expense to average net assets                                                                  0.95%  --
Subaccount 2SR(3) (Investing in shares of Calvert Variable Series, Inc. Social Balanced Portfolio)
Accumulation unit value at beginning of period                                                                   $1.00   --
Accumulation unit value at end of period                                                                         $0.96   --
Number of accumulation units outstanding at end of period (000 omitted)                                          1,283   --
Ratio of operating expense to average net assets                                                                  0.75%  --
Subaccount 1RE(1) (Investing in shares of FTVIPT Franklin Real Estate Fund - Class 2)
Accumulation unit value at beginning of period                                                                   $0.96   $1.00
Accumulation unit value at end of period                                                                         $1.25   $0.96
Number of accumulation units outstanding at end of period (000 omitted)                                          6,181     683
Ratio of operating expense to average net assets                                                                  0.95%   0.95%
Subaccount 2RE(1) (Investing in shares of FTVIPT Franklin Real Estate Fund - Class 2)
Accumulation unit value at beginning of period                                                                   $0.96   $1.00
Accumulation unit value at end of period                                                                         $1.25   $0.96
Number of accumulation units outstanding at end of period (000 omitted)                                          6,879     885
Ratio of operating expense to average net assets                                                                  0.75%   0.75%
Subaccount 1SI(1) (Investing in shares of FTVIPT Franklin Value Securities Fund - Class 2)
Accumulation unit value at beginning of period                                                                   $0.96   $1.00
Accumulation unit value at end of period                                                                         $1.19   $0.96
Number of accumulation units outstanding at end of period (000 omitted)                                          2,897     590
Ratio of operating expense to average net assets                                                                  0.95%   0.95%
Subaccount 2SI(1) (Investing in shares of FTVIPT Franklin Value Securities Fund - Class 2)
Accumulation unit value at beginning of period                                                                   $0.96   $1.00
Accumulation unit value at end of period                                                                         $1.19   $0.96
Number of accumulation units outstanding at end of period (000 omitted)                                          2,846     586
Ratio of operating expense to average net assets                                                                  0.75%   0.75%
Subaccount 1UE(1) (Investing in shares of Goldman Sachs VIT CORESM U.S. Equity Fund)
Accumulation unit value at beginning of period                                                                   $1.10   $1.00
Accumulation unit value at end of period                                                                         $0.99   $1.10
Number of accumulation units outstanding at end of period (000 omitted)                                         55,239   9,951
Ratio of operating expense to average net assets                                                                  0.95%   0.95%
Subaccount 2UE(1) (Investing in shares of Goldman Sachs VIT CORESM U.S. Equity Fund)
Accumulation unit value at beginning of period                                                                   $1.10   $1.00
Accumulation unit value at end of period                                                                         $0.99   $1.10
Number of accumulation units outstanding at end of period (000 omitted)                                         42,626   8,981
Ratio of operating expense to average net assets                                                                  0.75%   0.75%
Subaccount 1MC(1) (Investing in shares of Goldman Sachs VIT Mid Cap Value Fund)
Accumulation unit value at beginning of period                                                                   $0.95   $1.00
Accumulation unit value at end of period                                                                         $1.23   $0.95
Number of accumulation units outstanding at end of period (000 omitted)                                         10,265   2,023
Ratio of operating expense to average net assets                                                                  0.95%   0.95%
Subaccount 2MC(1) (Investing in shares of Goldman Sachs VIT Mid Cap Value Fund)
Accumulation unit value at beginning of period                                                                   $0.95   $1.00
Accumulation unit value at end of period                                                                         $1.23   $0.95
Number of accumulation units outstanding at end of period (000 omitted)                                          7,622   1,634
Ratio of operating expense to average net assets                                                                  0.75%   0.75%
Subaccount 1GT(3) (Investing in shares of Janus Aspen Series Global Technology Portfolio: Service Shares)
Accumulation unit value at beginning of period                                                                   $1.00   --
Accumulation unit value at end of period                                                                         $0.68   --
Number of accumulation units outstanding at end of period (000 omitted)                                         22,949   --
Ratio of operating expense to average net assets                                                                  0.95%  --
Subaccount 2GT(3) (Investing in shares of Janus Aspen Series Global Technology Portfolio: Service Shares)
Accumulation unit value at beginning of period                                                                   $1.00   --
Accumulation unit value at end of period                                                                         $0.68   --
Number of accumulation units outstanding at end of period (000 omitted)                                         20,288   --
Ratio of operating expense to average net assets                                                                  0.75%  --


Year ended Dec. 31,                                                                                            2000     1999
Subaccount 1IG(3) (Investing in shares of Janus Aspen Series International Growth Portfolio: Service Shares)
Accumulation unit value at beginning of period                                                                   $1.00   --
Accumulation unit value at end of period                                                                         $0.80   --
Number of accumulation units outstanding at end of period (000 omitted)                                         29,251   --
Ratio of operating expense to average net assets                                                                  0.95%  --
Subaccount 2IG(3) (Investing in shares of Janus Aspen Series International Growth Portfolio: Service Shares)
Accumulation unit value at beginning of period                                                                   $1.00   --
Accumulation unit value at end of period                                                                         $0.80   --
Number of accumulation units outstanding at end of period (000 omitted)                                         25,763   --
Ratio of operating expense to average net assets                                                                  0.75%  --
Subaccount 1IP(1) (Investing in shares of Lazard Retirement International Equity Portfolio)
Accumulation unit value at beginning of period                                                                   $1.07   $1.00
Accumulation unit value at end of period                                                                         $0.96   $1.07
Number of accumulation units outstanding at end of period (000 omitted)                                         10,774   2,504
Ratio of operating expense to average net assets                                                                  0.95%   0.95%
Subaccount 2IP(1) (Investing in shares of Lazard Retirement International Equity Portfolio)
Accumulation unit value at beginning of period                                                                   $1.07   $1.00
Accumulation unit value at end of period                                                                         $0.96   $1.07
Number of accumulation units outstanding at end of period (000 omitted)                                          7,958   1,981
Ratio of operating expense to average net assets                                                                  0.75%   0.75%
Subaccount 1MG(3) (Investing in shares of MFS(R) Investors Growth Stock Series - Service Class (previously MFS(R) Growth Series))
Accumulation unit value at beginning of period                                                                   $1.00   --
Accumulation unit value at end of period                                                                         $0.90   --
Number of accumulation units outstanding at end of period (000 omitted)                                         21,973   --
Ratio of operating expense to average net assets                                                                  0.95%  --
Subaccount 2MG(3) (Investing in shares of MFS(R) Investors Growth Stock Series - Service Class (previously MFS(R) Growth Series))
Accumulation unit value at beginning of period                                                                   $1.00   --
Accumulation unit value at end of period                                                                         $0.91   --
Number of accumulation units outstanding at end of period (000 omitted)                                         19,521   --
Ratio of operating expense to average net assets                                                                  0.75%  --
Subaccount 1MD(3) (Investing in shares of MFS(R) New Discovery Series - Service Class)
Accumulation unit value at beginning of period                                                                   $1.00   --
Accumulation unit value at end of period                                                                         $0.96   --
Number of accumulation units outstanding at end of period (000 omitted)                                         15,060   --
Ratio of operating expense to average net assets                                                                  0.95%  --
Subaccount 2MD(3) (Investing in shares of MFS(R) New Discovery Series - Service Class)
Accumulation unit value at beginning of period                                                                   $1.00   --
Accumulation unit value at end of period                                                                         $0.96   --
Number of accumulation units outstanding at end of period (000 omitted)                                         12,308   --
Ratio of operating expense to average net assets                                                                  0.75%  --
Subaccount 1VS(1) (Investing in shares of Putnam VT Vista Fund - Class IB Shares)
Accumulation unit value at beginning of period                                                                   $1.36   $1.00
Accumulation unit value at end of period                                                                         $1.29   $1.36
Number of accumulation units outstanding at end of period (000 omitted)                                         68,407   7,245
Ratio of operating expense to average net assets                                                                  0.95%   0.95%
Subaccount 2VS(1) (Investing in shares of Putnam VT Vista Fund - Class IB Shares)
Accumulation unit value at beginning of period                                                                   $1.36   $1.00
Accumulation unit value at end of period                                                                         $1.29   $1.36
Number of accumulation units outstanding at end of period (000 omitted)                                         49,764   5,084
Ratio of operating expense to average net assets                                                                  0.75%   0.75%
Subaccount 1IT(1) (Investing in shares of Wanger International Small Cap)
Accumulation unit value at beginning of period                                                                   $1.51   $1.00
Accumulation unit value at end of period                                                                         $1.08   $1.51
Number of accumulation units outstanding at end of period (000 omitted)                                         21,844   1,343
Ratio of operating expense to average net assets                                                                  0.95%   0.95%



Year ended Dec. 31,                                                                                            2000     1999
Subaccount 2IT(1) (Investing in shares of Wanger International Small Cap)
Accumulation unit value at beginning of period                                                                   $1.51   $1.00
Accumulation unit value at end of period                                                                         $1.08   $1.51
Number of accumulation units outstanding at end of period (000 omitted)                                         18,245   1,234
Ratio of operating expense to average net assets                                                                  0.75%   0.75%
Subaccount 1SP(1) (Investing in shares of Wanger U.S. Small Cap)
Accumulation unit value at beginning of period                                                                   $1.15   $1.00
Accumulation unit value at end of period                                                                         $1.05   $1.15
Number of accumulation units outstanding at end of period (000 omitted)                                         29,881   2,723
Ratio of operating expense to average net assets                                                                  0.95%   0.95%
Subaccount 2SP(1) (Investing in shares of Wanger U.S. Small Cap)
Accumulation unit value at beginning of period                                                                   $1.15   $1.00
Accumulation unit value at end of period                                                                         $1.05   $1.15
Number of accumulation units outstanding at end of period (000 omitted)                                         23,813   2,476
Ratio of operating expense to average net assets                                                                  0.75%   0.75%

(1) Operations commenced on Sept. 15, 1999.
(2) Net of annual contract administrative charge and mortality and expense risk fee.
(3) Operations commenced on May 1, 2000.
(4) Operations commenced on Sept. 21, 1999.

Financial Statements


To be filed by Amendment.


Performance Information

Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began investing in funds. We also show performance from the commencement date of the funds as if the contract existed at that time, which it did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

We include non-recurring charges (such as surrender charges) in total return figures, but not in yield quotations. Excluding non-recurring charges in yield calculations increases the reported value.

Total return figures reflect deduction of all applicable charges, including:

o  contract administrative charge,

o  mortality and expense risk fee,

o  surrender charge (assuming a surrender at the end of the illustrated period),


o  Maximum  Anniversary Value Death Benefit Rider fee,

o  Enhanced Earnings Death Benefit Rider fee, and

o  Enhanced Earnings Plus Death Benefit Rider fee.


We also show optional total return quotations that do not reflect a surrender charge deduction (assuming no surrender). We may show total return quotations by means of schedules, charts or graphs.

Average annual total return is the average annual compounded rate of return of the investment over a period of one, five and ten years (or up to the life of the subaccount if it is less than ten years old).

Cumulative total return is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return generally will be higher than average annual total return.

Annualized simple yield (for subaccounts investing in money market funds) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.

Annualized compound yield (for subaccounts investing in money market funds) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

Annualized yield (for subaccounts investing in income funds) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage.

You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare subaccount performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact us at the address or telephone number on the first page of this prospectus.

The Variable Account and the Funds

You may allocate payments to any or all of the subaccounts of the variable account that invest in shares of the following funds:

------------------- ---------------------------------- ---------------------------------- ----------------------------------
Subaccount          Investing In                       Investment Objectives and          Investment Advisor or Manager
                                                       Policies
------------------- ---------------------------------- ---------------------------------- ----------------------------------
------------------- ---------------------------------- ---------------------------------- ----------------------------------
BC1 BC2             AXP(R)Variable Portfolio - Blue     Objective: long-term total         IDS Life, investment manager;
                    Chip Advantage Fund                return exceeding that of the       American Express Financial
                                                       U.S. stock market. Invests         Corporation (AEFC), investment
                                                       primarily in common stocks of      advisor.
                                                       companies included in the
                                                       unmanaged S&P 500 Index.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
------------------- ---------------------------------- ---------------------------------- ----------------------------------
BD1 BD2             AXP(R)Variable Portfolio - Bond     Objective: high level of current   IDS Life, investment manager;
                    Fund                               income while conserving the        AEFC, investment advisor.
                                                       value  of the  investment
                                                       and   continuing  a  high
                                                       level of  income  for the
                                                       longest    time   period.
                                                       Invests    primarily   in
                                                       bonds  and   other   debt
                                                       obligations.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
------------------- ---------------------------------- ---------------------------------- ----------------------------------
CR1 CR2             AXP(R)Variable Portfolio -          Objective: capital appreciation.   IDS Life, investment manager;
                    Capital Resource Fund              Invests primarily in U.S. common   AEFC, investment advisor.
                                                       stocks and other securities
                                                       convertible into common stocks.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
------------------- ---------------------------------- ---------------------------------- ----------------------------------
CM1 CM2             AXP(R)Variable Portfolio - Cash     Objective: maximum current         IDS Life, investment manager;
                    Management Fund                    income consistent with liquidity   AEFC, investment advisor.
                                                       and stability of principal.
                                                       Invests in money market
                                                       securities.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
------------------- ---------------------------------- ---------------------------------- ----------------------------------
DE1 DE2             AXP(R)Variable Portfolio -          Objective: a high level of         IDS Life, investment manager;
                    Diversified Equity Income Fund     current income and, as a           AEFC, investment advisor.
                                                       secondary goal, steady growth of
                                                       capital. Invests primarily in
                                                       dividend-paying common and
                                                       preferred stocks.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
------------------- ---------------------------------- ---------------------------------- ----------------------------------
EM1 EM2             AXP(R)Variable Portfolio -          Objective: long-term capital       IDS Life, investment manager;
                    Emerging Markets Fund              growth. Invests primarily in       AEFC, investment advisor;
                                                       equity securities of companies     American Express Asset
                                                       in emerging markets.               Management International, Inc.,
                                                                                          a wholly-owned subsidiary of
                                                                                          AEFC, is the sub-investment
                                                                                          advisor.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
------------------- ---------------------------------- ---------------------------------- ----------------------------------
ES7 ES8             AXP(R)Variable Portfolio - Equity   Objective: growth of capital.      IDS Life, investment manager;
                    Select Fund                        Invests primarily in growth of     AEFC, investment advisor.
                                                       medium-sized companies.
------------------- ---------------------------------- ---------------------------------- ----------------------------------



------------------- ---------------------------------- ---------------------------------- ----------------------------------
Subaccount          Investing In                       Investment Objectives and          Investment Advisor or Manager
                                                       Policies
------------------- ---------------------------------- ---------------------------------- ----------------------------------
------------------- ---------------------------------- ---------------------------------- ----------------------------------
EI1                 EI2 AXP(R) Variable Portfolio -    Objective: high current income,    IDS Life, investment manager;  Income Fund
                    Extra Income Fund                  with capital growth as a           AEFC, investment advisor.
                                                       secondary objective. Invests
                                                       primarily in high-yielding,
                                                       high-risk corporate bonds issued
                                                       by U.S. and foreign companies
                                                       and governments.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
------------------- ---------------------------------- ---------------------------------- ----------------------------------
FI1 FI2             AXP(R)Variable Portfolio -          Objective: a high level of         IDS Life, investment manager;
                    Federal Income Fund                current income and safety of       AEFC, investment advisor.
                                                       principal consistent with an
                                                       investment in U.S. government
                                                       and government agency
                                                       securities. Invests primarily in
                                                       debt obligations issued or
                                                       guaranteed as to principal and
                                                       interest by the U.S. government,
                                                       its agencies or
                                                       instrumentalities.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
------------------- ---------------------------------- ---------------------------------- ----------------------------------
GB1 GB2             AXP(R)Variable Portfolio - Global   Objective: high total return       IDS Life, investment manager;
                    Bond Fund                          through income and growth of       AEFC, investment advisor.
                                                       capital. Non-diversified fund
                                                       that invests primarily in debt
                                                       obligations of U.S. and foreign
                                                       issuers.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
------------------- ---------------------------------- ---------------------------------- ----------------------------------
GR1 GR2             AXP(R)Variable Portfolio - Growth   Objective: long-term capital       IDS Life, investment manager;
                    Fund                               growth. Invests primarily in       AEFC, investment advisor.
                                                       common     stocks     and
                                                       securities    convertible
                                                       into  common  stocks that
                                                       appear  to  offer  growth
                                                       opportunities.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
------------------- ---------------------------------- ---------------------------------- ----------------------------------
IE1 IE2             AXP(R)Variable Portfolio -          Objective: capital appreciation.   IDS Life, investment manager;
                    International Fund                 Invests primarily in common        AEFC, investment advisor.
                                                       stocks or convertible securities   American Express Asset
                                                       of foreign issuers that offer      Management International, Inc.,
                                                       growth potential.                  a wholly-owned subsidiary of
                                                                                          AEFC, is the sub-investment
                                                                                          advisor.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
------------------- ---------------------------------- ---------------------------------- ----------------------------------
MF1 MF2             AXP(R)Variable Portfolio -          Objective: maximum total           IDS Life, investment manager;
                    Managed Fund                       investment return through a        AEFC, investment advisor.
                                                       combination   of  capital
                                                       growth    and     current
                                                       income. Invests primarily
                                                       in   a   combination   of
                                                       common   and    preferred
                                                       stocks,       convertible
                                                       securities,   bonds   and
                                                       other debt securities.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
------------------- ---------------------------------- ---------------------------------- ----------------------------------
ND1 ND2             AXP(R)Variable Portfolio - New      Objective: long-term growth of     IDS Life, investment manager;
                    Dimensions Fund(R)                 capital. Invests primarily in      AEFC, investment advisor.
                                                       common stocks of U.S. and
                                                       foreign companies showing
                                                       potential for significant growth.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
------------------- ---------------------------------- ---------------------------------- ----------------------------------
                    AXP(R)Variable Portfolio -          Objective: long term capital       IDS Life, investment manager;
                    Partners Small Cap Value Fund      appreciation. Non-diversified      AEFC, investment advisor; Royce
                                                       fund that invests primarily in     & Associates, Inc and EQSF
                                                       equity securities.                 Advisers, Inc., sub-investment
                                                                                          advisors.
------------------- ---------------------------------- ---------------------------------- ----------------------------------




------------------- ---------------------------------- ---------------------------------- ----------------------------------
Subaccount          Investing In                       Investment Objectives and          Investment Advisor or Manager
                                                       Policies
------------------- ---------------------------------- ---------------------------------- ----------------------------------
------------------- ---------------------------------- ---------------------------------- ----------------------------------
IV1 IV 2            AXP(R)Variable Portfolio - S&P     Objective: long-term capital       IDS Life, investment manager;
                    500 Index Fund                     appreciation. Invests primarily    AEFC, investment advisor.
                                                       in  securities  that  are
                                                       expected    to    provide
                                                       investment  results  that
                                                       correspond     to     the
                                                       performance  of  the  S&P
                                                       500 Index.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
------------------- ---------------------------------- ---------------------------------- ----------------------------------
SC1 SC2             AXP(R)Variable Portfolio - Small    Objective: long-term capital       IDS Life, investment manager;
                    Cap Advantage Fund                 growth. Invests primarily in       AEFC, investment advisor.
                                                       equity  stocks  of  small
                                                       companies  that are often
                                                       included   in   the   S&P
                                                       SmallCap 600 Index or the
                                                       Russell 2000 Index.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
------------------- ---------------------------------- ---------------------------------- ----------------------------------
                    AXP(R)Variable Portfolio - Stock    Objective: Current income and      IDS Life, investment manager;
                    Fund                               growth of capital. Invests         AEFC, investment advisor.
                                                       primarily in common stocks and
                                                       securities convertible into
                                                       common stock.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
------------------- ---------------------------------- ---------------------------------- ----------------------------------
SA1 SA2             AXP(R)Variable Portfolio -          Objective: capital appreciation.   IDS Life, investment manager;
                    Strategy Aggressive Fund           Invests primarily in common        AEFC, investment advisor;
                                                       stocks of small- and medium-size   Kenwood Capital Management LLC,
                                                       companies.                         sub-investment advisor.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
------------------- ---------------------------------- ---------------------------------- ----------------------------------
1SR 2SR             Calvert Variable Series, Inc.      Objective: income and capital      Calvert Asset Management
                    Social Balanced Portfolio          growth. Invests primarily in       Company, Inc. (CAMCO),
                                                       stocks, bonds and money market     investment advisor. NCM Capital
                                                       instruments which offer income     Management Group, Inc. is the
                                                       and capital growth opportunity     investment subadvisor.
                                                       and which satisfy the investment
                                                       and social criteria.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
------------------- ---------------------------------- ---------------------------------- ----------------------------------
1RE 2RE             FTVIPT Franklin Real Estate Fund   Objective: capital appreciation    Franklin Advisers, Inc.
                    - Class 2                          with a secondary goal to earn
                                                       current  income.  Invests
                                                       primarily    in    equity
                                                       securities  of  companies
                                                       operating   in  the  real
                                                       estate          industry,
                                                       primarily   equity   real
                                                       estate  investment trusts
                                                       (REITS).
------------------- ---------------------------------- ---------------------------------- ----------------------------------
------------------- ---------------------------------- ---------------------------------- ----------------------------------
1SI 2SI             FTVIPT Franklin Value Securities   Objective: long-term total         Franklin Advisory Services, LLC
                    Fund - Class 2                     return. Invests primarily in
                                                       equity    securities   of
                                                       companies   the   manager
                                                       believes    are   selling
                                                       substantially  below  the
                                                       underlying value of their
                                                       assets  or their  private
                                                       market value.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
------------------- ---------------------------------- ---------------------------------- ----------------------------------
1UE 2UE             Goldman Sachs VIT CORESM U.S.      Objective: seeks long-term         Goldman Sachs Asset Management
                    Equity Fund                        growth of capital and dividend
                                                       income. Invests primarily in a
                                                       broadly diversified portfolio of
                                                       large-cap and blue chip equity
                                                       securities representing all
                                                       major sectors of the U.S.
                                                       economy.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
------------------- ---------------------------------- ---------------------------------- ----------------------------------
1MC 2MC             Goldman Sachs VIT Mid Cap Value    Objective: seeks long-term         Goldman Sachs Asset Management
                    Fund                               capital appreciation. Invests
                                                       primarily in
                                                       mid-capitalization
                                                       companies within the
                                                       range of the market
                                                       capitalization of
                                                       companies constituting
                                                       the Russell Midcap Value
                                                       index at the time of
                                                       investment.
------------------- ---------------------------------- ---------------------------------- ----------------------------------




------------------- ---------------------------------- ---------------------------------- ----------------------------------
Subaccount          Investing In                       Investment Objectives and          Investment Advisor or Manager
                                                       Policies
------------------- ---------------------------------- ---------------------------------- ----------------------------------
------------------- ---------------------------------- ---------------------------------- ----------------------------------
1GT 2GT             Janus Aspen Series Global          Objective: long-term growth of     Janus Capital
                    Technology Portfolio: Service      capital. Non-diversified mutual
                    Shares                             fund that invests primarily in
                                                       equity securities of U.S.
                                                       and   foreign   companies
                                                       selected for their growth
                                                       potential.  Normally
                                                       invests at least 65% of
                                                       assets in securities  of
                                                       companies that the
                                                       manager believes   will
                                                       benefit significantly
                                                       from  advancements or
                                                       improvements  in
                                                       technology.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
------------------- ---------------------------------- ---------------------------------- ----------------------------------
1IG 2IG             Janus Aspen Series International   Objective: long-term growth of     Janus Capital
                    Growth Portfolio: Service Shares   capital. Invests at least 65% of
                                                       its total assets in
                                                       securities of issuers
                                                       from at least five
                                                       different countries,
                                                       excluding the U.S. It may
                                                       at  times  invest  all of
                                                       its  assets in fewer than
                                                       five  countries or even a
                                                       single country.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
------------------- ---------------------------------- ---------------------------------- ----------------------------------
1IP 2IP             Lazard Retirement International    Objective: long-term capital       Lazard Asset Management
                    Equity Portfolio                   appreciation. Invests primarily
                                                       in  equity  securities,
                                                       principally common stocks
                                                       of relatively large
                                                       non-U.S. companies  with
                                                       market capitalizations in
                                                       the range of the Morgan
                                                       Stanley Capital
                                                       International (MSCI)
                                                       Europe, Australia and Far
                                                       East (EAFE(R)) Index that
                                                       the  Investment   Manager
                                                       believes are  undervalued
                                                       based on their  earnings,
                                                       cash    flow   or   asset
                                                       values.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
------------------- ---------------------------------- ---------------------------------- ----------------------------------
1MG 2MG             MFS(R)Investors Growth Stock        Objective: long-term growth of     MFS Investment Management(R)
                    Series - Service Class             capital and future income.
                    (previously MFS(R)Growth Series)    Invests at least 80% of its
                                                       total assets  in  common
                                                       stocks and related
                                                       securities  of  companies
                                                       which MFS believes offer
                                                       better  than  average
                                                       prospects  for  long-term
                                                       growth.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
------------------- ---------------------------------- ---------------------------------- ----------------------------------
1MD 2MD             MFS(R)New Discovery Series -        Objective: capital appreciation.   MFS Investment Management(R)
                    Service Class                      Invests primarily in equity
                                                       securities of emerging growth
                                                       companies.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
------------------- ---------------------------------- ---------------------------------- ----------------------------------
1VS 2VS             Putnam VT Vista Fund - Class IB    Objective: capital appreciation.   Putnam Investment Management, LLC
                    Shares                             Invests mainly in common stocks
                                                       of mid-sized U.S. companies with
                                                       a focus on growth stocks.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
------------------- ---------------------------------- ---------------------------------- ----------------------------------
1IT 2IT             Wanger International Small Cap     Objective: long-term growth of     Liberty Wanger Asset Management,
                                                       capital. Invests primarily in      L.P.
                                                       stocks of small- and medium-size
                                                       non-U.S. companies with
                                                       capitalizations of less than $2
                                                       billion.
------------------- ---------------------------------- ---------------------------------- ----------------------------------



------------------- ---------------------------------- ---------------------------------- ----------------------------------
Subaccount          Investing In                       Investment Objectives and          Investment Advisor or Manager
                                                                        Policies
------------------- ---------------------------------- ---------------------------------- ----------------------------------
------------------- ---------------------------------- ---------------------------------- ----------------------------------
1SP 2SP             Wanger U.S. Small Cap              Objective: long-term growth of     Liberty Wanger Asset Management,
                                                       capital. Invests primarily in      L.P.
                                                       stocks of small- and medium-size
                                                       U.S. companies with
                                                       capitalizations of less than $2
                                                       billion.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
------------------- ---------------------------------- ---------------------------------- ----------------------------------
7AA 8AA             Wells Fargo VT Asset Allocation    Objective: long-term total         Wells Fargo Funds Management,
                    Fund                               return, consistent with            LLC, advisor; Barclays Global
                                                       reasonable risk. Invests           Fund Advisors, sub-advisor.
                                                       primarily in the securities of
                                                       various indexes to replicate the
                                                       total return of the index. We
                                                       use an asset allocation model to
                                                       allocate and reallocate assets
                                                       among common stocks (S&P 500
                                                       Index), U.S. Treasury bonds
                                                       (Lehman Brothers 20+ Bond Index)
                                                       and money market instruments,
                                                       operating from a target
                                                       allocation of 60% stocks and 40%
                                                       bonds.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
------------------- ---------------------------------- ---------------------------------- ----------------------------------
1WI 2WI             Wells Fargo VT International       Objective: total return with an    Wells Fargo Funds Management,
                    Equity Fund                        emphasis on capital appreciation   LLC, advisor; Wells Capital
                                                       over the long-term. Invests        Management Incorporated,
                                                       primarily in equity securities     sub-advisor.
                                                       of non-U.S. companies.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
------------------- ---------------------------------- ---------------------------------- ----------------------------------
1SG 2SG             Wells Fargo VT Small Cap Growth    Objective: long-term capital       Wells Fargo Funds Management,
                    Fund                               appreciation. Invests primarily    LLC, advisor; Wells Capital
                                                       in common stocks issued by         Management Incorporated,
                                                       companies whose market             sub-advisor.
                                                       capitalization falls within the
                                                       range of the Russell 2000 Index,
                                                       which is considered a small
                                                       capitalization index.
------------------- ---------------------------------- ---------------------------------- ----------------------------------


[Additional funds will be added upon amendment]


A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

The investment managers and advisors cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are also available by contacting us at the address or telephone number on the first page of this prospectus.

All funds are available to serve as the underlying investments for variable annuities. Some funds also are available to serve as investment options for variable life insurance policies and tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

The Internal Revenue Service (IRS) issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

The variable account was established under Minnesota law on Aug. 23, 1995, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of IDS Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

The U.S. Treasury and the IRS indicated that they may provide additional guidance on investment control. This concerns how many variable subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the contract owner would be currently taxed on income earned within subaccount assets. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

The Fixed Account

You also may allocate purchase payments to the fixed account. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. Interest is calculated and compounded daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb 29th). The interest rate we apply to each purchase payment or transfer to the fixed account is guaranteed for one year. Thereafter, we will change rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing company annuities, product design, competition, and the company's revenues and expenses.

Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the fixed account.)

Buying Your Contract

You can fill out an application and send it along with your initial purchase payment to our office. As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract or become an annuitant if you are 90 or younger.

When you apply, you may select:


o  the length of the surrender charge period (seven or ten years); (1)

o  the optional Maximum Anniversary Value Death Benefit Rider; (2)

o  the optional Enhanced Earnings Death Benefit Rider; (2)

o  the optional Enhanced Earnings Plus Death Benefit Rider; (2)


o  the fixed account and/or subaccounts in which you want to invest;

o how you want to make purchase payments; and

o  a beneficiary.

(1)The ten-year surrender charge schedule is not available for contracts issued in Oregon. For contracts issued in Massachusetts, Oregon and Washington, we waive surrender charges after the tenth contract anniversary.


(2)You may select any one of the MAV Death Benefit, EEB or EEP riders. Or you may select the MAV Death Benefit and either the EEB or the EEP. However, you cannot select both the EEB and EEP. Riders may not be available in all states. The MAV Death Benefit, EEB and EEP are only available if you and the annuitant are 75 or younger at contract issue. EEB and EEP are only available on non-qualified contracts. EEP is only available on contracts purchased through a transfer or exchange.


The contract provides for allocation of purchase payments to the subaccounts of the variable account and/or to the fixed account in even 1% increments.

If your application is complete, we will process it and apply your purchase payment to the fixed account and subaccounts you selected within two business days after we receive it at our office. If we accept your application, we will send you a contract. If we cannot accept your application within five business days, we will decline it and return your payment. We will credit additional purchase payments you make to your accounts on the valuation date we receive them. We will value the additional payments at the next accumulation unit value calculated after we receive your payments at our office.

The Settlement Date

Annuity payouts are scheduled to begin on the settlement date. When we process your application, we will establish the settlement date to the maximum age or date described below. You can also select a date within the maximum limits. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

For nonqualified annuities and Roth IRAs, the settlement date must be:

o    no earlier than the 60th day after the contract's effective date; and

o no later than the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75. (In Pennsylvania, the maximum settlement date ranges from age 85 to 96 based on the annuitant's age when we issue the contract. See contract for details.)

For qualified annuities except Roth IRAs, to avoid IRS penalty taxes, the settlement date generally must be:

o    on or after the date the annuitant reaches age 591/2; and

o for IRAs, SIMPLE IRAs and SEPs, by April 1 of the year following the calendar year when the annuitant reaches age 701/2; or

o for all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 701/2, or, if later, retires (except that 5% business owners may not select a settlement date that is later than April 1 of the year following the calendar year when they reach age 701/2).

If you take the minimum IRA or TSA distributions as required by the Code from another tax-qualified investment, or in the form of partial surrenders from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later. (In Pennsylvania, the annuity payout ranges from age 85 to 96 based on the annuitant's age when the contract is issued. See contract for details.)

Beneficiary

If death benefits become payable before the settlement date while the contract is in force and before annuity payouts begin, we will pay your named beneficiary all or part of the contract value. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

Purchase Payments

Except for TSAs, purchase payments are limited and may not be made after the third contract anniversary in Massachusetts, Washington and Oregon.

Minimum allowable purchase payments*

If paying by installments under a scheduled payment plan:
   $23.08 biweekly, or
   $50 per month

If paying by any other method:
   $1,000 initial payment for qualified annuities
   $2,000 initial payment for nonqualified annuities
   $50 for any additional payments

   * Installments must total at least $600 in the first year. If you do not make any purchase payments for 24 months, and your previous payments total $600 or less, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum. This right does not apply to contracts sold to New Jersey residents.

Maximum allowable purchase payments** based on the age of you or the annuitant, whoever is older, on the effective date of the contract:

For the first year:
   $1,000,000 up to age 85
   $100,000 for ages 86 to 90

For each subsequent year:
   $100,000 up to age 85
   $50,000 for ages 86-90

  ** These limits apply in total to all IDS Life  annuities  you own. We reserve the right to increase maximum limits. For qualified annuities the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.

We reserve the right to not accept purchase payments allocated to the fixed account for twelve months following either:

1. a partial surrender from the fixed account; or
2. a lump sum transfer from the fixed account to a subaccount.

How to make purchase payments

1 By letter:

Send your check along with your name and contract number to:
IDS Life Insurance Company
70200 AXP Financial Center
Minneapolis, MN 55474

2 By scheduled payment plan:

We can help you set up:

o an automatic payroll deduction, salary reduction or other group billing arrangement; or

o  a bank authorization.

Charges

Contract Administrative Charge

We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value.

We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary.

If you surrender your contract, we will deduct the charge at the time of surrender regardless of the contract value or purchase payments made. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

Mortality and Expense Risk Fee

We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee. For nonqualified annuities the fee totals 0.95% of the average daily net assets on an annual basis. For qualified annuities the fee totals 0.75% of the average daily net assets on an annual basis. This fee covers the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

o first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

o then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge, discussed in the following paragraphs, will cover sales and distribution expenses.


Maximum Anniversary Value Death Benefit Rider (MAV Death Benefit) Fee We charge a fee for the optional feature only if you select it(1). If selected, we deduct 0.15% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.

When annuity payouts begin, if you terminate the contract for any reason other than death, or if we terminate this rider due to a change of ownership, we will deduct this fee, adjusted for the number of calendar days coverage was in place. If you choose to drop this rider on an anniversary (subject to the restrictions given in "Optional Benefits"), we will deduct this fee on that anniversary. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits. We can increase this fee on new contracts up to a maximum of 0.45%.

Enhanced Earnings Death Benefit Rider (EEB) Fee
We charge a fee for the optional feature only if you select it(1). If selected, we deduct 0.30% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.

When annuity payouts begin, if you terminate the contract for any reason other than death or if we terminate this rider due to a change of ownership, we will deduct this fee, adjusted for the number of calendar days coverage was in place. If you choose to drop this rider on an anniversary (subject to the restrictions given in "Optional Benefits"), we will deduct this fee on that anniversary. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits. We can increase this fee on new contracts up to a maximum of 0.90%.

Enhanced Earnings Plus Death Benefit Rider (EEP) Fee
We charge a fee for the optional feature only if you select it(1). If selected, we deduct 0.40% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.

When annuity payouts begin, if you terminate the contract for any reason other than death, or if we terminate this rider due to a change of ownership, we will deduct this fee, adjusted for the number of calendar days coverage was in place. If you choose to drop this rider on an anniversary (subject to the restrictions given in "Optional Benefits"), we will deduct this fee on that anniversary. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits. We can increase this fee on new contracts up to a maximum of 1.25%.

 (1) You may select any one of the MAV Death Benefit, EEB or EEP riders. Or you may select the MAV Death Benefit and either the EEB or the EEP. However, you cannot select both the EEB and the EEP. Riders may not be available in all states. The MAV Death Benefit, EEB and EEP are only available if you and the annuitant are 75 or younger at contract issue. EEB and EEP are only available on non-qualified contracts. EEP is only available on contracts purchased through a transfer or exchange.


Surrender Charge

If you surrender all or part of your contract, you may be subject to a surrender charge. A surrender charge applies if all or part of the surrender amount is from purchase payments we received within seven (7) or ten (10) years before surrender. You select the surrender charge period at the time of your application for the contract.* The surrender charge percentages that apply to you are shown in your contract.

* The ten-year surrender charge schedule is not available in Oregon.

For purposes of calculating any surrender charge, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender any contract earnings (contract value less purchase payments received and not previously surrendered). We do not assess a surrender charge on contract earnings.
    NOTE: We determine contract earnings by looking at the entire contract value, not the earnings of any particular subaccount or the fixed account.

2. Next, in each contract year, we surrender amounts totaling up to 10% of your prior contract anniversary contract value, but only to the extent not included and surrendered in number one above. (Your initial purchase payment is considered the prior contract anniversary contract value during the first contract year.) We do not assess a surrender charge on this amount.

3. Next we surrender purchase payments received prior to the surrender charge period you selected and shown in your contract. We do not assess a surrender charge on these purchase payments.

4. Finally, if necessary, we surrender purchase payments received that are still within the surrender charge period you selected and shown in your contract. We surrender these payments on a "first-in, first-out" (FIFO) basis. We do assess a surrender charge on these payments.

We determine your surrender charge by multiplying each of your payments surrendered by the applicable surrender charge percentage, and then adding the total surrender charges.

The surrender charge percentage depends on the number of years since you made the payments that are surrendered, depending on the schedule you selected*:

         Seven-year schedule                                                                Ten-year schedule*
Years from purchase                  Surrender charge                  Years from purchase                     Surrender charge
  payment receipt                       percentage                       payment receipt                          percentage
         1                                  7%                                   1                                    8%
         2                                  7                                    2                                    8
         3                                  7                                    3                                    8
         4                                  6                                    4                                    7
         5                                  5                                    5                                    7
         6                                  4                                    6                                    6
         7                                  2                                    7                                    5
         Thereafter                         0                                    8                                    4
                                                                                 9                                    3
                                                                                10                                    2
                                                                                Thereafter                            0

For a partial surrender that is subject to a surrender charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge. The surrender charge percentage is applied to this total amount. We pay you the amount you requested.

Example: Assume you requested a surrender of $1,000 and there is a surrender charge of 7%. The total amount we actually deduct from your contract is $1,075.26. We determine this amount as follows:

   Amount requested / (1.00 - surrender charge) or $1,000 / .93 = $1,075.26


By applying the 7% surrender charge to $1,075.26, the surrender charge is $75.26. We pay you the $1,000 you requested. If you make a full surrender of your contract, we also will deduct the applicable contract administrative charge and the applicable prorated MAV Death Benefit, EEB or EEP charge.


* The ten-year surrender charge schedule is not available in Oregon. For contracts issued in Massachusetts, Oregon and Washington, we waive surrender charges after the tenth contract anniversary.

Surrender charge under Annuity Payout Plan E -- Payouts for a specified  period:
Under this payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. For qualified contracts, the discount rate we use in the calculation will be 4.72% if the assumed investment rate is 3.5% and 6.22% if the assumed investment rate is 5%. For nonqualified contracts, the discount rate we use in the calculation will be 4.92% if the assumed investment rate is 3.5% and 6.42% if the assumed investment rate is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. In no event would your surrender charge exceed 9% of the amount available for payouts under the plan.

Surrender charge calculation example

The following is an example of the calculation we would make to determine the surrender charge on a contract that contains a seven-year surrender charge schedule with this history:

o The contract date is July 1, 2001 with a contract year of July 1 through June 30 and with an anniversary date of July 1 each year; and

o    We received these payments:
    --  $10,000 July 1, 2001;
    --  $ 8,000 Dec.31, 2006;
    --  $ 6,000 Feb. 20, 2009; and

o The owner surrenders the contract for its total surrender value of $26,500 on Aug. 5, 2010 and had not made any other surrenders during that contract year; and

o    The prior anniversary July 1, 2010 contract value was $28,000.

Surrender charge      Explanation
    $    0            $2,500 is contract earnings surrendered without charge; and

         0            $300 is 10% of the prior anniversary contract value that is in excess of contract earnings surrendered without charge (from above).

                      10% of $28,000 = $2,800 - $2,500 = $300

         0            $10,000 July 1, 2001 payment was received eight or more years before surrender and is surrendered without surrender charge; and

       480            $8,000 Dec. 31, 2006 payment is in its fourth year from receipt, surrendered with a 6%
                      surrender charge; and

       420            $6,000 Feb. 20, 2009 payment is in its second year from receipt, surrendered with a 7%
       ---            surrender charge.
      $900

Waiver of surrender charges

We do not assess surrender charges for:

o  surrenders of any contract earnings;

o surrenders of amounts totaling up to 10% of your prior contract anniversary contract value to the extent it exceeds contract earnings;

o amounts surrendered after the tenth contract anniversary in Massachusetts, Washington and Oregon.

o required minimum distributions from a qualified annuity (for those amounts required to be distributed from the contract described in this prospectus);

o  contracts  settled  using an annuity  payout plan;

o  amounts we refund to you during the free look period*;

o  death benefits*; and

o surrenders you make under your contract's "Waiver of Surrender Charges for Nursing Home Confinement" provision*. To the extent permitted by state law, this provision applies when you are under age 76 on the date that we issue the contract. We will waive surrender charges that we normally assess upon full or partial surrender if you provide proof satisfactory to us that, as of the date you request the surrender, you or the annuitant are confined to a nursing home and have been for the prior 90 days and the confinement began after the contract date. (See your contract for additional conditions and restrictions on this waiver.)

* However, we will reverse certain purchase payment credits. (See "Valuing Your Investment -- Purchase payment credits.")

Other information on charges: AEFC makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. AEFC will charge a termination fee for owners under age 591/2 (fee waived in case of death or disability).

Possible group reductions: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and surrender charges. However, we expect this to occur infrequently.

Premium Taxes

Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was sold. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you surrender your contract.

Valuing Your Investment

We value your accounts as follows:

Fixed Account

We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

o the sum of your purchase payments and transfer amounts allocated to the fixed account;

o    plus any purchase payment credits allocated to the fixed account;

o    plus interest credited;

o minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out;

o    minus any prorated contract administrative charge;


o minus any prorated portion of the Maximum Anniversary Value Death Benefit Rider fee (if applicable);

o minus any prorated portion of the Enhanced Earnings Death Benefit Rider fee (if applicable); and

o minus any prorated portion of the Enhanced Earnings Plus Death Benefit Rider fee (if applicable).


Subaccounts

We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits to a subaccount, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge, we subtract a certain number of accumulation units from your contract.

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

Number of units: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

Accumulation unit value: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

We determine the net investment factor by:

o adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

o    dividing that sum by the previous adjusted net asset value per share; and

o subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

Factors that affect subaccount accumulation units: accumulation units may change in two ways-- in number and in value.

The number of accumulation units you own may fluctuate due to:

o    additional purchase payments you allocate to the subaccounts;

o    any purchase payment credits allocated to the subaccounts;

o    transfers into or out of the subaccounts;

o    partial surrenders;

o    surrender charges; and/or

o    prorated portions of the contract administrative charge;


o prorated portions of the Maximum Anniversary Value Death Benefit Rider fee (if selected);

o prorated portions of the Enhanced Earnings Death Benefit Rider fee (if selected); and

o prorated portions of the Enhanced Earnings Plus Death Benefit Rider fee (if selected).


Accumulation unit values will fluctuate due to:

o    changes  in  funds'  net  asset  value;

o    dividends distributed to the subaccounts;

o    capital gains or losses of funds;

o    fund operating expenses; and/or

o    mortality and expense risk fees.

Purchase payment credits

We add a credit* to your contract in the amount of:

o  1% of each purchase payment received:
   -- if you elect the ten-year surrender charge schedule for your contract; or -- if you elect the seven-year surrender charge schedule for your contract and your initial purchase payment to the contract is at least $100,000.
o 2% of each purchase payment received if you elect the ten-year surrender charge schedule for your contract and your initial purchase payment to the contract is at least $100,000.

We fund the credit from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")

We allocate each credit to your contract value when the applicable purchase payment is applied to your contract value. We allocate such credits to your contract value according to allocation instructions in effect for your purchase payments.

We will reverse credits from the contract value for any purchase payment that is not honored.

To the extent a death benefit or surrender payment includes purchase payment credits applied within twelve months preceding: (1) the date of death that results in a lump sum death benefit under this contract; or (2) a request for surrender charge waiver due to Nursing Home Confinement, we will assess a charge, similar to a surrender charge, equal to the amount of the purchase payment credits. The amount we pay to you under these circumstances will always equal or exceed your surrender value. The amount returned to you under the free look provision also will not include any credits applied to your contract.

* The ten-year surrender charge is not available in Oregon. Contracts purchased in Oregon are only eligible for a 1% purchase payment credit if the initial purchase payment is at least $100,000.

Making the Most of Your Contract

Automated Dollar-Cost Averaging

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the fixed account to one or more subaccounts. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

How dollar-cost averaging works
                                                                     Number
                      Amount               Accumulation             of units
Month                invested               unit value              purchased
-----------------------------------------------------------------------------
Jan                    $100                    $20                       5.00
Feb                     100                     18                       5.56
Mar                     100                     17                       5.88
Apr                     100                     15                       6.67
May                     100                     16                       6.25
June                    100                     18                       5.56
July                    100                     17                       5.88
Aug                     100                     19                       5.26
Sept                    100                     21                       4.76
Oct                     100                     20                       5.00
By investing an equal number of dollars each month ... you automatically buy more units when the per unit market price is low ... and fewer units when the per unit market price is high.

You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.


Asset Rebalancing

Subject to availability, you can ask us in writing to have the variable subaccount portion of your contract value allocated according to the percentages (in whole percentage amounts ) that you choose. We automatically will rebalance the variable subaccount portion of your contract value either quarterly, semi-annually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your financial advisor.


Transferring Between Accounts

You may transfer contract value from any one subaccount, or the fixed account, to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the fixed account.) We will process your transfer on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.

We may suspend or modify transfer privileges at any time. Excessive trading activity can disrupt fund management strategy and increase expenses, which are borne by all contract owners who allocated purchase payments to the fund regardless of their transfer activity. We may apply modifications or restrictions in any reasonable manner to prevent transfers we believe will disadvantage other contract owners. These modifications could include, but not be limited to:

o  requiring a minimum time period between each transfer;

o not accepting transfer requests of an agent acting under power of attorney on behalf of more than one contract owner; or

o limiting the dollar amount that a contract owner may transfer at any one time.

For information on transfers after annuity payouts begin, see "Transfer policies" below.

Transfer policies

o Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the fixed account at any time. However, if you made a transfer from the fixed account to the subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next contract anniversary.

o You may transfer contract values from the fixed account to the subaccounts once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums).

o If we receive your request within 30 days before the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the anniversary.

o If we receive your request on or within 30 days after the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the valuation date we receive it.

o We will not accept requests for transfers from the fixed account at any other time.

o Once annuity payouts begin, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

How to Request A Transfer or Surrender

1 By letter:

Send  your  name,   contract   number,   Social   Security  Number  or  Taxpayer
Identification Number and signed request for a transfer or surrender to:

Regular mail:
IDS Life Insurance Company
70100 AXP Financial Center
Minneapolis, MN 55474

Minimum amount

Transfers or surrenders:   $250 or entire account balance

Maximum amount

Transfers or surrenders:   Contract value or entire account balance

2 By automated transfers and automated partial surrenders:

Your sales representative can help you set up automated transfers among your subaccounts or fixed account or partial surrenders from the accounts. You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

o Automated transfers from the fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the fixed account within 12 months.

o  Automated   surrenders  may  be  restricted  by  applicable  law  under  some contracts.

o You may not make additional purchase payments if automated partial surrenders are in effect.

o Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

Minimum amount

Transfers or surrenders:   $50

Maximum amount

Transfers or surrenders: None (except for automated transfers from the fixed account)

3 By phone:

Call between 7 a.m. and 10 p.m. Central time:

(800) 862-7919

TTY service for the hearing impaired:

(800) 285-8846

Minimum amount

Transfers or surrenders:   $250 or entire account balance

Maximum amount

Transfers:                 Contract value or entire account balance
Surrenders:                $100,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders not be authorized from your account by writing to us.

Surrenders


You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. For total surrenders, we will compute the value of your contract at the next accumulation unit value calculated after we receive your request. We may ask you to return the contract. You may have to pay surrender charges (see "Charges -- Surrender Charge, ") MAV Death Benefit charges (see "Charges - Maximum Anniversary Value Death Benefit Rider Fee"), EEB charges (see "Charges - Enhanced Earnings Death Benefit Rider Fee"), EEP charges (see "Charges - Enhanced Earnings Plus Death Benefit Fee"), and IRS taxes and penalties (see "Taxes"). You cannot make surrenders after annuity payouts begin except under Plan E (see "The Annuity Payout Period -- Annuity Payout Plans").


Surrender Policies

If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the fixed account in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. The minimum contract value after partial surrender is $600.

Receiving Payment

By regular or express mail:

o  payable to you;

o  mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

By wire:
o  request that payment be wired to your bank;

o  bank  account  must  be  in  the  same  ownership  as  your  contract;  and

o  pre-authorization required.

For instructions, contact your sales representative.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

   -- the  surrender  amount  includes  a  purchase  payment  check that has not cleared;
   -- the NYSE is closed, except for normal holiday and weekend closings;
   -- trading on the NYSE is restricted, according to SEC rules;
   -- an  emergency,  as  defined  by SEC rules,  makes it  impractical  to sell securities or value the net assets of the accounts; or -- the SEC permits us to delay payment for the protection of security holders.

TSA -- Special Surrender Provisions

Participants in Tax-Sheletered Annuities

The  Code  imposes   certain   restrictions  on  your  right  to  receive  early
distributions from a TSA:

o Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

  --  you are at least age 591/2;
  --  you are disabled as defined in the Code;
  --  you separated from the service of the employer who purchased the contract;
      or

  --  the distribution is because of your death.
o If you encounter a financial hardship (as defined by the Code), you may receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

o Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

o The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

o The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

o If the contract has a loan provision, the right to receive a loan is described in detail in your contract.

Changing Ownership

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding upon us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.


Please consider carefully whether or not you wish to change ownership of your nonqualified annuity if you have elected the MAV Death Benefit, EEB or EEP. If you change ownership of your contract, we will terminate the EEP. This includes both the EEP Part I benefits and the EEP Part II benefits. (See the description of these terms in "Optional Benefits".) In addition, the terms of the MAV Death Benefit and the EEB will change due to a change of ownership. If the attained age of the new owner is greater than 75, the MAV Death Benefit and the EEB will terminate. Otherwise, we will effectively "start over" the MAV Death Benefit and the EEB. We will treat the MAV death benefit and the EEB as if they are issued on the day the change of ownership is made, using the attained age of the new owner as the "issue age" to determine the benefit levels. The account value on the date of the ownership change will be treated as the initial maximum anniversary value under the MAV Death Benefit. The account value on the date of the ownership change will be treated as a "purchase payment" in determining future values of "earnings at death" under the EEB. Please see the descriptions of these riders in "Optional Death Benefits".

The rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force) for any rider that continues after a change of ownership. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change of ownership.


If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in similar capacity, ownership of the contract may be transferred to the annuitant.


Benefits in Case of Death - Standard Death Benefit


We will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

If both you and the annuitant are age 80 or younger on the date of death, the beneficiary receives the greatest of: o contract value; o purchase payments minus "adjusted partial surrenders"; or o the contract value as of the most recent sixth contract anniversary, plus purchase payments and minus
     "adjusted partial surrenders" since that anniversary.

If either you or the annuitant is age 81 or older on the date of death, the beneficiary receives the greater of: o contract value; or o purchase payments minus "adjusted partial surrenders."


Adjusted partial surrenders = We calculate an "adjusted partial surrender" for each partial surrender as the following:

                           PS x DB
                           -------
                             CV

Where    PS = the partial surrender including any applicable surrender charge.

         DB = the death benefit on the date of (but prior to) the partial surrender.

         CV = contract value on the date of (but prior to) the partial surrender.


Example of standard death benefit calculation when the owner and annuitant are age 80 or younger:

o  You purchase the contract with a payment of $20,000 on Jan. 1, 2001.

o On Jan 1, 2007 (the sixth contract anniversary) the contract value grows to $30,000.

o March 1, 2007 the contract value falls to $28,000 at which point you take a $1,500 partial surrender, leaving a contract value of $26,500.

We calculate the death benefit on March 1, 2007 as follows:

The contract value on the most recent sixth contract anniversary:        $30,000

plus purchase payments made since that anniversary:                       +0
minus "adjusted partial surrenders" taken since that anniversary
calculated as: ($1,500 x $30,000) / $28,000                              -1,607

for a death benefit of:                                                  $28,392

If you die before your retirement date: When paying the beneficiary, we will process the death claim on the valuation date that our death claim requirements are fulfilled. We will determine the contract's value using the next accumulation unit value. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

Nonqualified annuities: If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force.

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

o the beneficiary asks us in writing within 60 days after we receive proof of death; and

o payouts begin no later than one year after your death, or other date as permitted by the Code; and

o the payout period does not extend beyond the beneficiary's life or life expectancy.

Qualified annuities: The IRS has issued proposed regulations that will affect distributions from your qualified annuity. These are proposed regulations that may take effect Jan. 1, 2002. The information below is an explanation based on existing law. Contact your tax advisor if you have any questions as to the impact of the new proposed rules on your situation.

If your spouse is the sole beneficiary, your spouse may keep the contract as owner until the date on which the annuitant would have reached age 70 1/2 , or any other date permitted by the Code. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force.

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

o the beneficiary asks us in writing within 60 days after we receive proof of death; and

o  payouts begin no later than one year after your death; and

o the payout period does not extend beyond the beneficiary's life or life expectancy.


Optional Benefits

Maximum Anniversary Value Death Benefit

The Maximum Anniversary Value Death Benefit (MAV Death Benefit) is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges").

If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the MAV Death Benefit to your contract. Generally, you must elect the MAV Death Benefit at the time you purchase your contract and your rider effective date will be the contract issue date. We reserve the right to discontinue offering the MAV Death Benefit for new contracts.

In some instances the rider effective date for the MAV Death Benefit may be after we issue the contract according to terms determined by us and at our sole discretion.

On the first contract anniversary we set the Maximum Anniversary Value (MAV) equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Every contract anniversary after that, through age 80, we compare the previous anniversary's MAV plus subsequent purchase payments less subsequent adjusted partial surrenders to the current contract value and we reset the MAV if the current contract value is higher. We stop resetting the MAV after you or the annuitant reach age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial surrenders from the MAV.

When annuity payouts begin, or if you terminate the contract for any reason other than death, this rider will terminate.

Terminating the MAV:

o You may terminate the rider within 30 days of the first contract anniversary after the rider effective date.

o You may terminate the rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

o The rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

o The rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

Example:

o  You purchase the contract with a payment of $20,000 on Jan. 1, 2001.

o On Jan. 1, 2002 (the first contract anniversary) the contract value grows to $24,000.

o On March 1, 2002 the contract value falls to $22,000, at which point you take a $1,500 partial surrender, leaving a contract value of $20,500.

We calculate the death benefit on March 1, 2002 as follows:

The MAV immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:

Greatest of your contract anniversary contract values:             $24,000.00
plus purchase payments made since that anniversary:                     +0.00
minus adjusted partial surrenders, calculated as:
$1,500 x $24,000 =                                                  -1,636.36
----------------
    $22,000

for a death benefit of:                                            $22,363.64

Nonqualified Annuities: If your spouse is the sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid under the MAV Death Benefit. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. If your spouse at the time of your death has reached age 76, the MAV Death Benefit rider will terminate. If your spouse at the time of your death has not yet reached age 76, he or she may choose to continue the MAV Death Benefit rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract at your death.

Qualified Annuities: If your spouse is the sole beneficiary, your spouse may keep the contract as owner until the date on which the annuitant would have reached age 70 1/2 , or any other date permitted by the Code. The contract value will be equal to the death benefit that would otherwise have been paid under the MAV Death Benefit. If your spouse at the time of your death has reached age 76, the MAV death benefit rider will terminate. If your spouse at the time of your death has not yet reached age 76, he or she may choose to continue the MAV Death Benefit rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract at your death.

Enhanced Earnings Death Benefit (EEB)

The Enhanced Earnings Death Benefit is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges - Enhanced Earnings Death Benefit Rider Fee"). The EEB provides reduced benefits if you or the annuitant is 70 or older at the rider effective date and it does not provide any additional benefit before the first contract anniversary. Be sure to discuss with your sales representative whether or not the EEB is appropriate for your situation.

If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the EEB to your contract. Generally, you must elect the EEB at the time you purchase your contract and your rider effective date will be the contract issue date. This rider is only available under a nonqualified annuity contract. You may not select this rider if you select the EEP. We reserve the right to discontinue offering the EEB for new contracts.

In some instances the rider effective date for the EEB may be after we issue the contract according to terms determined by us and at our sole discretion.

When annuity payouts begin, or if you terminate the contract for any reason other than death, this rider will terminate.

The EEB provides that if you or the annuitant dies after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

o the standard death benefit (see "Benefits in Case of Death - Standard Benefit") or the MAV death benefit, if applicable,

PLUS
o 40% of your earnings at death if you and the annuitant were under age 70 on the rider effective date, up to a maximum of 100% of purchase payments not previously surrendered that are one or more years old; or
o 15% of your earnings at death if you or the annuitant were 70 or older on the rider effective date, up to a maximum of 37.5% of purchase payments not previously surrendered that are one or more years old.

Additional death benefits payable under EEB are not included in the adjusted partial surrender calculation.

Earnings at death: for purposes of the EEB and EEP riders, this is an amount equal to the standard death benefit (or the MAV death benefit, if applicable) minus purchase payments not previously surrendered. The earnings at death may not be less than zero and may not be more than 250% of the purchase payments not previously surrendered that are one or more years old.

Terminating the EEB:

o You may terminate the rider within 30 days of the first contract anniversary after the rider effective date.
o You may terminate the rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.
o The rider will terminate when you make a full surrender from the contract or when annuity payouts begin.
o The rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

For an example of how we calculate the death benefit under the EEB, see below.

Example of the Enhanced Earnings Death Benefit:

o You purchase the contract with a payment of $100,000 on Jan. 01, 2001 and you and the annuitant are under age 70. You select the seven-year surrender charge schedule, the MAV death benefit and the EEB.
o On July 1, 2001 the contract value grows to $105,000. The death benefit on July 1, 2001 equals the standard death benefit, which is the contract value, or $105,000. You have not reached the first contract anniversary so the EEB does not provide any additional benefit at this time.
o On Jan. 1, 2002 the contract value grows to $110,000. The death benefit on July 1, 2001 equals:

         MAV death benefit (contract value):                           $110,000

         plus the EEB benefit which equals 40% of earnings at death (MAV death benefit minus payments not previously surrendered):
         0.40 x ($110,000 - $100,000) =                                  +4,000

         Total death benefit of:                                       $114,000

o On Jan. 1, 2003 the contract value falls to $105,000. The death benefit on Jan. 1, 2003 equals:

         MAV death benefit (MAV):                                      $110,000

         plus the EEB benefit (40% of earnings at death):
         0.40 x ($110,000 - $100,000) =                                  +4,000

         Total death benefit of:                                       $114,000

o On Feb. 1, 2003 the contract value remains at $105, 000 and you request a partial surrender, including the applicable 7% surrender charge, of $50,000. We will surrender $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the surrender is subject to a 7% surrender charge because your payment is two years old, so we will surrender $39,500 ($36,735 + $2,765 in surrender charges) from your contract value. Altogether, we will surrender $50,000 and pay you $47,235. We calculate purchase payments not previously surrendered as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial surrender is contract earnings). The death benefit on Feb. 1, 2003 equals:

         MAV death benefit (MAV adjusted for partial surrenders):
         $110,000 - ($50,000*$110,000/$105,000) =                       $57,619

         plus the EEB benefit (40% of earnings at death):
         0.40 x ($57,619 - $55,000) =                                    +1,048

         Total death benefit of:                                        $58,667

o On Jan. 1, 2004 the contract value falls by $40,000. The death benefit on Jan. 1, 2004 equals the death benefit paid on Feb. 1, 2003. The reduction in contract value has no effect.

o On Jan. 1, 2010 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously surrendered that are one or more years old. The death benefit on Jan. 1, 2010 equals:

         MAV death benefit (contract value):                           $200,000

         plus the EEB (40% of earnings at death, up to a maximum of 100% of purchase payments not previously surrendered that are one or more years old) 0.40 x 2.50 x ($55,000) = +55,000

         Total death benefit of:                                       $255,000

o On July 1, 2010 you make an additional purchase payment of $50,000 and your contract value grows to $250,000. The new purchase payment is less than one year old and so it has no effect on the EEB value. The death benefit on July 1, 2010 equals:

         MAV death benefit (contract value):                           $250,000

         plus the EEB (40% of earnings at death, up to a maximum of 100% of purchase payments not previously surrendered that are one or more years old) 0.40 x 2.50 x ($55,000) = +55,000

         Total death benefit of:                                       $305,000

o On July 1, 2011 the contract value remains $250,000 and the "new" purchase payment is one year old. The value of the EEB changes. The death benefit on July 1, 2011 equals:

         MAV death benefit (contract value):                           $250,000

         plus the EEB benefit which equals 40% of earnings at death (the standard death benefit minus payments not previously surrendered):
         0.40 x ($250,000 - $105,000) =                                 +58,000

         Total death benefit of:                                       $308,000

If your spouse is the sole beneficiary and your spouse elects to continue the contract, we will pay an amount into the contract so that the contract value equals the total death benefit payable under the EEB. If your spouse at the time of your death has reached age 76, the EEB rider will terminate. If your spouse at the time of your death has not yet reached age 76, he or she may choose to continue the EEB. In this case, the following conditions will apply:

o the rider will continue, but we will treat the new contract value on the date of death (after the additional amount is paid into the contract) as if it is a purchase payment in calculating future values of "earnings at death

o the percentages of "earnings at death " payable will be based on your spouse's age at the time of your death.
o the rider charges described in "Charges - Enhanced Earnings Death Benefit Rider Fee" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force) . These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract at your death.

NOTE: For special tax considerations associated with the EEB, see "Taxes."

Enhanced Earnings Plus Death Benefit (EEP)

The EEP is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The EEP provides reduced benefits if you or the annuitant are 70 or older at the rider effective date, it does not provide any additional benefit before the first contract anniversary and it does not provide any benefit beyond what is offered under the EEB during the second contract year. Be sure to discuss with your sales representative whether or not the EEP is appropriate for your situation.

If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the EEP to you contract. You must elect the EEP at the time you purchase your contract and your rider effective date will be the contract issue date. This rider is only available under nonqualified annuities purchased through an exchange. You may not select this rider if you select the EEB. We reserve the right to discontinue offering the EEP for new contracts.

When annuity payouts begin, or if you terminate the contract for any reason other than death, this rider will terminate.

The EEP provides that if you or the annuitant dies after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

o EEP Part I benefits, which equal the benefits payable under the EEB described above;

PLUS

o EEP Part II benefits, which equal a percentage of exchanged purchase payments identified at issue not previously surrendered as follows:


                           Percentage if you and the annuitant are     Percentage if you or the annuitant are
Contract year              under age 70 on the rider effective date    70 or older on the rider effective date
One and Two                                 0%                                          0%
Three and Four                              10%                                         3.75%
Five or more                                20%                                         7.5%

Additional death benefits payable under EEP are not included in the adjusted partial surrender calculation.

If after 6 months, no exchange purchase payments have been received, we will contact you and you will have an additional 30 days to follow-up on exchange purchase payments identified at issue but not received by us. If after these 30 days, we have not received any exchange purchase payments, we will convert the EEP rider into an EEB.

Terminating the EEP:

o You may terminate the rider within 30 days of the first contract anniversary after the rider effective date.

o You may terminate the rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

o The rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

o The rider will terminate in the case of spousal continuation or ownership change.

Another way to describe the benefits  payable under the EEP rider is as follows:

o the standard death benefit (see "Benefits in Case of Death - Standard Death Benefit") or the MAV death benefit, if applicable PLUS


Contract year                         If you and the annuitant are        If you or the annuitant are age 70
                                      under age 70 on the rider           or older on the rider effective
                                      effective date, add...              date, add...
------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------
1                                     Zero                                Zero
------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------
2                                     40% x earnings at death (see        15% x earnings at death
                                      above)
------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------
3 & 4                                 40% x (earnings at death) + 10%     15% x (earnings at death) + 3.75%
                                      of exchanged purchase payments*     of exchanged purchase payments*
------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------
5+                                    40% x (earnings at death) + 20%     15% x (earnings at death) + 7.5%
                                      of exchanged purchase payments*     of exchanged purchase payments*
------------------------------------- ----------------------------------- -----------------------------------

* Exchange purchase payments are purchase payments exchanged from another contract that are identified at issue and not previously surrendered.

The company is not responsible for identifying exchanged purchase payments if we did not receive proper notification from the company from which the purchase payments are exchanged.

Example of the Enhanced Earnings Plus Death Benefit:

o You purchase the contract with an exchanged purchase payment of $100,000 on Jan. 01, 2001 and you and the annuitant are under age 70. You select the seven-year surrender charge schedule, the MAV death benefit and the EEP.

o On July 1, 2001 the contract value grows to $105,000. The death benefit on July 1, 2001 equals the standard death benefit, which is the contract value, or $105,000. You have not reached the first contract anniversary so neither the EEP Part I nor Part II provides any additional benefit at this time.

o On Jan. 1, 2002 the contract value grows to $110,000. You have not reached the second contract anniversary so the EEP-Part II does not provide any additional benefit at this time. The death benefit on July 1, 2001 equals:

         MAV death benefit (contract value):                         $110,000

         plus the EEP Part I benefit which equals 40% of earnings at death (the MAV death benefit minus purchase payments not previously surrendered):
         0.40 x ($110,000 - $100,000) =                                +4,000

         Total death benefit of:                                     $114,000

o On Jan. 1, 2003 the contract value falls to $105,000. The death benefit on Jan. 1, 2003 equals:

         MAV death benefit (MAV):                                    $110,000

         plus the EEP Part I benefit (40% of earnings at death):
         0.40 x ($110,000 - $100,000) =                                +4,000

         plus the EEP Part II which in the third contract year equals 10% of exchange purchase payments identified at issue and not previously surrendered:
         0.10 x $100,000 =                                            +10,000

         Total death benefit of:                                     $124,000

o On Feb. 1, 2003 the contract value remains at $105, 000 and you request a partial surrender, including the applicable 7% surrender charge, of $50,000. We will surrender $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the surrender is subject to a 7% surrender charge because your payment is two years old, so we will surrender $39,500 ($36,735 + $2,765 in surrender charges) from your contract value. Altogether, we will surrender $50,000 and pay you $47,235. We calculate purchase payments not previously surrendered as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial surrender is contract earnings). The death benefit on Feb. 1, 2003 equals:

         MAV death benefit (MAV adjusted for partial surrenders):
         $110,000 - ($50,000/$105,000*$110,000) =                $57,619

         plus the EEP Part I benefit (40% of earnings at death):
         0.40 x ($57,619 - $55,000) =                                  +1,048

         plus the EEP Part II which in the third contract year equals 10% of exchange purchase payments identified at issue and not previously surrendered:
         0.10 x $55,000 =                                        +5,500

         Total death benefit of:                                       $64,167

o On Jan. 1, 2004 the contract value falls by $40,000. The death benefit on Jan. 1, 2004 equals the death benefit paid on Feb. 1, 2003. The reduction in contract value has no effect.

o On Jan. 1, 2010 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously surrendered that are one or more years old. Because we are beyond the fourth contract anniversary the EEP also reaches its maximum of 20%. The death benefit on Jan. 1, 2010 equals:

         MAV death benefit (contract value):                           $200,000

         plus the EEP Part I (40% of earnings at death, up to a maximum of 100% of purchase payments not previously surrendered that are one or more
         years old) .40 x (2.50 x $55,000)=                             +55,000

         plus the EEP Part II which after the fourth contract
         year equals 20% of exchange purchase payments identified at issue
         and not previously surrendered: 0.20 x $55,000 =               +11,000

         Total death benefit of:                                       $266,000

o On July 1, 2010 you make an additional purchase payment of $50,000 and your contract value grows to $250,000. The new purchase payment is less than one year old and so it has no effect on either the EEP Part I or EEP Part II values. The death benefit on July 1, 2010 equals:

         MAV death benefit (contract value):                           $250,000

         plus the EEP Part I (40% of earnings at death, up to a maximum of 100% of purchase payments not previously surrendered that are one or more years old) .40 x (2.50 x $55,000)= +55,000 plus the EEP Part II, which after the fourth contract year equals 20% of exchange purchase payments identified at issue and not previously
         surrendered: 0.20 x $55,000 =                                  +11,000

         Total death benefit of:                                       $316,000

o On July 1, 2011 the contract value remains $250,000 and the "new" purchase payment is one year old. The value of the EEP Part I changes but the value of the EEP Part II remains constant. The death benefit on July 1, 2011 equals:

         MAV death benefit (contract value):                           $250,000

         plus the EEP Part I benefit which equals 40% of earnings at death (the MAV death benefit minus payments not previously surrendered):
         0.40 x ($250,000 - $105,000) =                                 +58,000

         plus the EEP Part II, which after the fourth contract
         year equals 20% of exchange purchase payments identified at issue
         and not previously surrendered: 0.20 x $55,000 =               +11,000

         Total death benefit of:                                       $319,000

If your spouse is sole beneficiary and your spouse elects to continue the contract, we pay an amount into the contract so that the contract value equals the total death benefit payable under the EEP. The rider will terminate, but the standard death benefit (or the MAV death benefit, if applicable) will apply.

NOTE: For special tax considerations associated with the EEP, see "Taxes."

The Annuity Payout Period


As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the settlement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your settlement date (less any applicable premium tax). You may reallocate this contract value to the fixed account to provide fixed dollar payouts and/or among the subaccounts to provide variable annuity payouts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

Amounts of fixed and variable payouts depend on:

o  the annuity payout plan you select;

o  the  annuitant's  age and,  in most cases,  sex;

o  the annuity table in the contract; and

o  the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

Annuity Tables

The annuity tables in your contract show the amount of the monthly payment for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

Table A shows the amount of the first variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the settlement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. Using the 5% Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

Annuity Payout Plans

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

o Plan A: Life annuity -- no refund: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

o Plan B: Life annuity with five, ten or 15 years certain: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the settlement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

o Plan C: Life annuity -- installment refund: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

o Plan D: Joint and last survivor life annuity -- no refund: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

o Plan E: Payouts for a specified period: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. For qualified annuities, the discount rate we use in the calculation will vary between 4.72% and 6.22%, depending on the applicable assumed investment rate. For nonqualified annuities, the discount rate we use in the calculation will vary between 4.92% and 6.42%, depending on the applicable assumed investment rate. (See "Charges -- Surrender charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. A 10% IRS penalty tax could apply if you take a surrender. (See "Taxes.")

Annuity payout plan requirements for qualified annuities: If you purchased a qualified annuity, you have the responsibility for electing a payout plan that complies with your contract and with applicable law. The payout plan options will meet certain IRS regulations governing required minimum distributions if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

o in equal or substantially equal payments over a period not longer than the life of the annuitant or over the life of the annuitant and designated beneficiary; or
o in equal or substantially equal payments over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary; or
o over a period certain not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.

If we do not receive instructions: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

If monthly payouts would be less than $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

Death after annuity payouts begin: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

Taxes

Generally, under current law, your contract has a tax deferral feature. This means any increase in the value of the fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or surrender (see detailed discussion below). Any portion of the annuity payouts and any surrenders you request that represent ordinary income are normally taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements.

Annuity payouts under nonqualified annuities: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

Tax law requires that all nonqualified deferred annuities issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

Qualified annuities: When your contract is used to fund a retirement plan that is already tax deferred under the Code, the contract will not provide any necessary or additional tax deferral for that retirement plan. If your contract is used to fund a 401(k) plan, your rights to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan or adoption agreement or consult a tax advisor for more information about your distribution rules.

Annuity payouts under qualified annuities (except Roth IRAs): Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax except to the extent that contributions were made with after-tax dollars. If you or your employer invested in your contract with deductible or pre-tax dollars as part of a tax-deferred retirement plan, such amounts are not considered to be part of your investment in the contract and will be taxed when paid to you from the plan.

Purchase  payment  credits:   These  are  considered   earnings  and  are  taxed
accordingly.

Surrenders: For qualified annuities under 401(a) and 401(k) plans, we will surrender your annuity to the plan's trustee for the benefit of your account. For other qualified annuities and nonqualified annuities, if you surrender part or all of your contract before your annuity payouts begin, your surrender payment will be taxed to the extent that the value of your contract immediately before the surrender exceeds your investment. You also may have to pay a 10% IRS penalty for surrenders you make before reaching age 591/2 unless certain exceptions apply.

Death benefits to beneficiaries under nonqualified annuities: The death benefit under a contract is not tax exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.

Death benefits to beneficiaries under qualified annuities: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments from the plan. If, under your 401(k) plan you or your employer made after-tax contributions to your contract, the portion of any distribution from the plan that represents after-tax contributions are not taxable as ordinary income to your beneficiary. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.


Special Considerations if you select one of the death benefit riders (MAV, EEB or EEP): As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the 10% tax penalty for surrenders before the age of 591/2, if applicable.

We reserve the right to report charges for these riders as partial surrenders if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report the benefits attributable to these riders on the death of you or annuitant as an annuity death benefit distribution, not as proceeds for life insurance.


Annuities owned by corporations, partnerships or trusts: For nonqualified annuities any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax-deferred.

Penalties: If you receive amounts from your contract (or, if applicable, from the plan) before reaching age 591/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. If you receive amounts from your SIMPLE IRA before reaching age 591/2, generally the IRS penalty provisions apply. However, if you receive these amounts before age 591/2 and within the first two years of your participation in the SIMPLE IRA plan, the IRS penalty will be assessed at a rate of 25% instead of 10%. However, this penalty will not apply to any amount received by you:

o  because of your death;

o  because you become disabled (as defined in the Code);

o if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or

o if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).

For qualified annuities under 401(a), 401(k) plans or TSA's, other exceptions may apply if you surrender your contract before your plan specifies that payouts can be made.

Withholding, generally: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual tax return.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full surrender), we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.

Some states also impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding. The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

Withholding from qualified annuities: If you receive directly all or part of the contract value from a qualified annuity (except an IRA, Roth IRA, SIMPLE IRA or SEP), mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. This mandatory withholding is in place of the elective withholding discussed above. This mandatory withholding will not be imposed if:

o instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;
o the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more; or
o  the payout is a minimum distribution required under the Code.

Payments we make to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.

Transfer of ownership of a nonqualified annuity: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be a surrender for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer.

Collateral assignment of a nonqualified annuity: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a surrender.

Important: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

Tax qualification: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

Voting Rights

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

o the reserve held in each  subaccount for your  contract;  divided by

o  the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

Substitution of Investments

We may substitute the funds in which the subaccounts invest if:

o  laws or regulations change;

o  the existing funds become unavailable; or

o  in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute the funds currently listed in this prospectus for other funds.

We may also:

o  add new subaccounts;

o  combine any two or more subaccounts;

o  make additional subaccounts investing in additional funds;

o  transfer assets to and from the subaccounts or the variable account; and

o  eliminate or close any subaccounts.

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments. We will notify you of any substitution or change.

About the Service Providers

Issuer and Principal Underwriter

IDS Life issues and is the principal underwriter for the contracts. IDS Life is a stock life insurance company organized in 1957 under the laws of the State of Minnesota and is located at 70100 AXP Financial Center, Minneapolis, MN 55474. IDS Life conducts a conventional life insurance business.

IDS Life is a wholly-owned subsidiary of AEFC, which itself is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City. The AEFC family of companies offers not only insurance and annuities, but also mutual funds, investment certificates, and a broad range of financial management services. American Express Financial Advisors Inc. (AEFA) serves individuals and businesses through its nationwide network of more than 600 supervisory offices, more than 3,800 branch offices and more than 10,700 advisors.

IDS Life pays commissions for sales of the contracts of up to 7% of the total purchase payments to AEFA. This revenue is used to cover distribution costs that include compensation to advisors and field leadership for the selling advisors. These commissions consist of a combination of time of sale and on-going service/trail commissions (which, when totaled, could exceed 7% of purchase payments). From time to time, IDS Life will pay or permit other promotional incentives, in cash or credit or other compensation

Legal Proceedings

A number of lawsuits have been filed against life and health insurers in jurisdictions in which IDS Life and AEFC do business involving insurers' sales practices, alleged agent misconduct, failure to properly supervise agents and other matters. IDS Life and AEFC, like other life and health insurers, from time to time are involved in such litigation. On December 13, 1996, an action entitled Lesa Benacquisto and Daniel Benacquisto v. IDS Life Insurance Company and American Express Financial Corporation was commenced in Minnesota state court. The action is brought by individuals who replaced an existing IDS Life insurance policy with a new IDS Life policy. The plaintiffs purport to represent a class consisting of all persons who replaced existing IDS Life policies with new IDS Life policies from and after January 1, 1985.

The complaint puts at issue various alleged sales practices and misrepresentations, alleged breaches of fiduciary duties and alleged violations of consumer fraud statutes. Plaintiffs seek damages in an unspecified amount and also seek to establish a claims resolution facility for the determination of individual issues. IDS Life and AEFC filed an answer to the complaint on February 18, 1997, denying the allegations. A second action, entitled Arnold Mork, Isabella Mork, Ronald Melchert and Susan Melchert v. IDS Life Insurance Company and American Express Financial Corporation was commenced in the same court on March 21, 1997. In addition to claims that are included in the Benacquisto lawsuit, the second action includes an allegation of improper replacement of an existing IDS Life annuity contract. It seeks similar relief to the initial lawsuit.

On October 13, 1998, an action entitled Richard W. and Elizabeth J. Thoresen v. American Express Financial Corporation, American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and IDS Life Insurance Company of New York was also commenced in Minnesota state court. The action was brought by individuals who purchased an annuity in a qualified plan. They allege that the sale of annuities in tax-deferred contributory retirement investment plans
(e.g., IRAs) is never appropriate. The plaintiffs purport to represent a class consisting of all persons who made similar purchases. The plaintiffs seek damages in an unspecified amount, including restitution of allegedly lost investment earnings and restoration of contract values.

In January 2000, AEFC reached an agreement in principle to settle the three class-action lawsuits described above. It is expected the settlement will provide $215 million of benefits to more than two million participants and for release by class members of all insurance and annuity market conduct claims dating back to 1985.

In August, 2000 an action entitled Lesa Benacquisto, Daniel Benacquisto, Richard Thoresen, Elizabeth Thoresen, Arnold Mork, Isabella Mork, Ronald Melchert and Susan Melchert v. American Express Financial Corporation, American Express Financial Advisors, American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and IDS Life Insurance Company of New York was commenced in the United States District Court for the District of Minnesota. The complaint put at issue various alleged sales practices and misrepresentations and allegations of violations of federal laws.

In September, 2000 the plaintiffs filed a consolidated complaint in State Court alleging the same claims as the previous actions.

On October 2, 2000 the District Court, Fourth Judicial District for the State of Minnesota, County of Hennepin and the United States District Court for the District of Minnesota entered an order conditionally certifying a class for settlement purposes, preliminarily approving the class settlement, directing the issuance of a class notice to the class and scheduling a hearing to determine the fairness of settlement for March, 2001.

On March 6, 2001 the District Court, Fourth Judicial District for the State of Minnesota, County of Hennepin and the United States District Court for the District of Minnesota heard oral arguments on plaintiffs' motions for final approval of the class action settlement. Six motions to intervene were filed together with objections to the proposed settlement. We are awaiting a final order from the court.


[To be updated upon amendment.]


Table of Contents of the Statement of Additional Information
Performance Information
Calculating Annuity Payouts
Rating Agencies
Principal Underwriter

American Express(R) Retirement Advisor Advantage Variable Annuity-- Band 3

Prospectus


Aug. 6, 2001


INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY FOR:

o current or retired employees of American Express Financial Corporation or its subsidiaries and their spouses (employees),
o current or retired American Express financial advisors and their spouses (advisors), and
o  individuals investing an initial payment of $1 million (other individuals).

IDS Life Variable Account 10

Issued by:  IDS Life Insurance Company (IDS Life)
            70100 AXP Financial Center
            Minneapolis, MN 55474
            Telephone: (800) 862-7919
            americanexpress.com/advisors

This prospectus contains information that you should know before investing. You also will receive the prospectuses for:


o  American Express(R)Variable Portfolio Funds
o  Calvert Variable Series, Inc.
o  Franklin(R)Templeton(R)Variable Insurance
o  Lazard Retirement Series, Inc.
o  MFS(R)Variable Insurance Trust(SM) Shares
o  Putnam Variable Trust - IB Products  Trust  (FTVIPT) - Class 2
o  Wanger  Advisors  Trust
o  Goldman Sachs Variable  Insurance Trust (VIT)
o  Wells Fargo Variable Trust Funds
o  Janus Aspen Series: Service Shares


[Additional funds to be added upon amendment]

Please read the prospectuses carefully and keep them for future reference.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

An investment in this contract is not a deposit of a bank or financial institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in this contract involves investment risk including the possible loss of principal.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting IDS Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are complex investment vehicles. Before you invest, be sure to ask your sales representative about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.

IDS Life and its affiliated insurance companies offer several different annuities which your sales representative may be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits and access to annuity account values. The fees and charges may also be different between each annuity.

Table of Contents

Key Terms
The Contract in Brief
Expense Summary
Condensed Financial  Information  (Unaudited)
Financial Statements
Performance Information
The Variable  Account and the Funds
The Fixed  Account
Buying Your Contract
Charges
Valuing  Your  Investment
Making  the Most of Your  Contract
Surrenders
TSA -- Special Surrender  Provisions
Changing  Ownership Benefits in Case of Death
The Annuity  Payout  Period
Taxes
Voting  Rights
Substitution  of Investments
About the Service Providers
Table of Contents of the Statement of Additional Information

Key Terms

These terms can help you understand details about your contract.

Accumulation unit: A measure of the value of each subaccount before annuity payouts begin.

Annuitant: The person on whose life or life expectancy the annuity payouts are based.

Annuity payouts: An amount paid at regular intervals under one of several plans.

Assumed investment rate: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

Beneficiary: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force and before annuity payouts begin.

Close of business: When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

Contract: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

Contract value: The total value of your contract before we deduct any applicable charges.

Contract year: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

Fixed account:  An account to which you may allocate purchase payments.  Amounts
you  allocate  to  this   account  earn   interest  at  rates  that  we  declare
periodically.

Funds: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

Owner (you, your): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

Qualified annuity: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

o Individual Retirement Annuities (IRAs) under Section 408(b) of the Internal Revenue Code of 1986, as amended (the Code)
o  Roth IRAs under Section 408A of the Code
o  SIMPLE IRAs under Section 408(p) of the Code
o  Simplified Employee Pension  (SEP) plans under  Section  408(k) of the Code
o  Plans under Section 401(k) of the Code
o  Custodial and trusteed plans under Section 401(a) of the   Code
o  Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.

All other contracts are considered nonqualified annuities.


Rider effective date: The date you add a rider to your contract.


Settlement date: The date when annuity payouts are scheduled to begin.

Surrender value: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.

Valuation date: Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each subaccount at the close of business on each valuation date.

Variable account: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

The Contract in Brief

Purpose: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the fixed accounts and/or subaccounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the settlement date; the contract provides lifetime or other forms of payouts of your contract value (less any applicable premium tax). As in the case of other annuities, it may not be advantageous for you to purchase this contract as a replacement for, or in addition to, an existing annuity or life insurance contract.

Most annuities have a tax-deferred feature. So do many retirement plans under the Internal Revenue Code. As a result, when you use an annuity to fund a retirement plan that is tax-deferred; your annuity will not provide any necessary or additional tax deferral for that retirement plan. But annuities do have features other than tax deferral that may help you reach your retirement goals. You should consult your tax advisor prior to making a purchase for an explanation of the tax implications to you.

Free look period: You may return your contract to your sales representative or to our office within the time stated on the first page of your contract and receive a full refund of the contract value. We will not deduct any charges. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)

Accounts: Currently, you may allocate your purchase payments among any or all of:

o the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the settlement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. )
o the fixed account, which earns interest at a rate that we adjust periodically. (p. )

Buying your contract: Your sales representative will help you complete and submit an application. Applications are subject to acceptance at our office. You may buy a nonqualified annuity or a qualified annuity. After your initial purchase payment, you have the option of making additional purchase payments in the future. (p. )

o Minimum initial purchase payment -- $2,000 ($1,000 for qualified annuities) unless you pay in installments by means of a bank authorization or under a group billing arrangement such as a payroll deduction.
o  Minimum additional purchase payment -- $50.
o Minimum installment purchase payment -- $50 monthly; $23.08 biweekly (scheduled payment plan billing).
o Maximum first-year purchase payments -- $100,000 to $2,000,000 depending on your age.
o Maximum purchase payment for each subsequent year -- $50,000 to $100,000 depending upon your age.

Transfers: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. You may establish automated transfers among the accounts. Fixed account transfers are subject to special restrictions. (p. )

Surrenders: You may surrender all or part of your contract value at any time before the settlement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and tax penalties (including a 10% IRS penalty if you surrender prior to your reaching age 591/2) and may have other tax consequences; also, certain restrictions apply. (p. )

Changing ownership: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. )

Benefits in case of death: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. )

Annuity payouts: You can apply your contract value to an annuity payout plan that begins on the settlement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet the requirements of the tax-deferred retirement plan. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the fixed account. During the annuity payout period, you cannot be invested in more than five subaccounts at any one time unless we agree otherwise. (p. )

Taxes: Generally, your contract grows tax-deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (p. )

Charges: We assess certain charges in connection with your contract:

o  $30 annual contract administrative charge;
o a 0.55% mortality and expense risk fee (if you allocate money to one or more subaccounts);
o any premium taxes that may be imposed on us by state or local governments (currently, we deduct any applicable premium tax when annuity payouts begin but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you surrender your contract); and
o  the operating expenses of the funds in which the subaccounts invest.

Expense Summary

The purpose of the following information is to help you understand the various costs and expenses associated with your contract.

You pay no sales charge when you purchase your contract. We show all costs that we deduct directly from your contract or indirectly from the subaccounts and funds below. Some expenses may vary as we explain under "Charges." Please see the funds' prospectuses for more information on the operating expenses for each fund.

Contract Owner Expenses

Surrender charge:                           0%

Annual contract administrative charge:      $30*

* We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary.


Maximum Anniversary Value Death Benefit Rider (MAV) fee: 0.15% (As a percentage of the contract value charged annually at the contract anniversary. This is an optional expense)

Earning Enhancement Death Benefit Rider (EEB) fee: 0.30% (As a percentage of the contract value charged annually at the contract anniversary. This is an optional expense)

Earning Enhancement Plus Death Benefit Rider (EEP) fee: 0.40% (As a percentage of the contract value charged annually at the contract anniversary. This is an optional expense)

Annual Variable Account Expenses (as a percentage of average subaccount value)

   0.55%



Annual operating expenses of the funds (after fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)



                                                                        Management       12b-1          Other
                                                                           fees          fees         expenses        Total
AXP(R)Variable Portfolio -
      Blue Chip Advantage Fund                                                .56%          .13%           .26%        .95%(1)
      Bond Fund                                                               .60           .13            .06         .79(2)
      Capital Resource Fund                                                   .60           .13            .04         .77(2)
      Cash Management Fund                                                    .51           .13            .04         .68(2)
      Diversified Equity Income Fund                                          .56           .13            .26         .95(1)
      Emerging Markets Fund                                                  1.13           .13            .43        1.69(1)
      Equity Select Fund                                                      .65           .13            .32        1.10(3)
      Extra Income Fund                                                       .62           .13            .07         .82(2)
      Federal Income Fund                                                     .61           .13            .13         .87(1)
      Global Bond Fund                                                        .84           .13            .10        1.07(2)
      Growth Fund                                                             .64           .13            .18         .95(1)
      International Fund                                                      .82           .13            .07        1.02(2)
      Managed Fund                                                            .59           .13            .03         .75(2)
      New Dimensions Fund(R)                                                  .60           .13            .05         .78(2)
      Partners Small Cap Value Fund
      S&P 500 Index Fund                                                      .28           .13            .07         .48(1)
      Small Cap Advantage Fund                                                .75           .13            .31        1.19(1)
      Stock Fund
      Strategy Aggressive Fund                                                .59           .13            .05         .77(2)
Calvert Variable Series, Inc.
      Social Balanced Portfolio                                               .70         --               .16         .86(5)
Franklin Templeton VIP Trust
      Franklin Real Estate Fund - Class 2                                     .58           .25            .02         .85(6),(7)
      Franklin Value Securities Fund - Class 2                                .58           .25            .26        1.09(7),(8)
Goldman Sachs VIT
      CORE(SM) U.S. Equity Fund                                               .70         --               .20         .90(9)
      Mid Cap Value Fund                                                      .80         --               .25        1.05(9)
Janus Aspen Series
      Global Technology Portfolio: Service Shares                             .65           .25         .04            .94(10)
      International Growth Portfolio: Service Shares                          .65           .25            .06         .96(10)
Lazard Retirement Series
      International Equity Portfolio                                          .75%          .25%           .25%       1.25%(11)
MFS(R)
      Investors Growth Stock Series - Service Class
       (previously MFS(R)Growth Series)                                       .75           .20            .16        1.11(12,13,14)
      New Discovery Series - Service Class                                    .90           .20            .16        1.26(12,13,14)
Putnam Variable Trust
      Putnam VT Vista Fund - Class IB Shares                                 0.60           .25            .70        0.92(15)
Wanger
      International Small Cap                                                1.20         --               .21        1.41(4),(16)
      U.S. Small Cap                                                          .95         --               .05        1.00(4),(16)
Wells Fargo VT
      Asset Allocation Fund                                                   .57           .25            .18        1.00(17)
      International Equity Fund                                               .15           .25            .60        1.00(17)
      Small Cap Growth Fund                                                   .15           .25            .80        1.20(17)

(1) The fund's expense figures are based on actual expenses, after fee waivers and expense reimbursements, for the fiscal year ending Aug. 31, 2000. Without fee waivers and expense reimbursements "Other Expenses" and "Total" would be 0.27% and 0.96% for AXP Variable Portfolio - Blue Chip
       Advantage Fund, 0.80% and 1.49% for AXP Variable  Portfolio - Diversified
       Equity Income Fund, 1.16% and 2.42% for AXP Variable Portfolio - Emerging
       Markets Fund, 0.15% and 0.89% for AXP Variable Portfolio - Federal Income
       Fund, 0.20% and 0.97% for AXP Variable Portfolio - Growth Fund, 1.16% and
       1.57% for AXP Variable Portfolio - S&P 500 Index Fund and 0.55% and 1.43% for AXP Variable Portfolio - Small Cap Advantage Fund.
(2) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2000.
(3) The fund's expense figures are based on estimated expenses after fee waivers and expense reimbursements. Without fee waivers and expense reimbursements "Other Expenses" and "Total" would be 0.68% and 1.46% for AXP VP Equity Select Fund.
(4) Figures in "Management Fees," "12b-1 Fees," "Other Expenses" and "Total" are based on actual expenses for the fiscal year ended Dec. 31, 2000.
(5) Net fund operating expenses before reductions for fees paid indirectly would be 0.88% for Social Balanced.
(6) The Fund administration fee is paid indirectly through the management fee.
(7) The Fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the fund's prospectus.
(8) The manager has agreed in advance to make an estimated reduction of 0.02% in its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. Absent this reduction, "Management Fees" and "Total" would have been 0.60% and 1.11% for Franklin Value Securities Fund -
       Class 2.
(9) Expenses ratios are shown after fee waivers and expense reimbursements by the investment adviser. The expense ratios before the waivers and reimbursements would have been: 0.70%, 0.17%, and 0.87% for CORESM U.S.
       Equity Fund, and 0.80%, 0.42% and 1.22% for Mid Cap Value Fund. CORESM is a service mark of Goldman, Sachs & Co.
(10) Expenses are based upon expenses for the fiscal year ended Dec. 31, 2000, restated to reflect a reduction in the management fee International
       Growth Portfolio. All expenses are shown without the effect of expense offset arrangements.
(11) Absent fee waivers and/or reimbursements, "Other Expenses" and "Total" expenses for the year ended Dec. 31, 2000 would have been 1.32% and 2.32% for International Equity Portfolio.
(12) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sales and distribution of service class shares (these fees are referred to as distribution fees).
(13) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. The series may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other
       Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Net Expenses" would be lower, and for service class shares would be estimated to be: 1.10% for Investors
       Growth Stock Series and 1.25% for New Discovery Series.
(14) MFS has contractually agreed, subject to reimbursement, to bear expenses for the series' expenses such that "Other Expenses" (after taking into account the expense offset arrangement described above), do not exceed
       0.15% annually. Without this agreement, "Other Expenses" and "Total" would be 0.17% and 1.12% for Investors Growth Stock Series and 0.19% and
       1.29% for New Discovery Series. These contractual fee arrangements will continue until at least May 1, 2002, Unless changed with the consent of the board of trustees which oversees the series.
(15)   Restated to reflect an increase in 12b-1 fees currently payable to Putnam
       Investment Management, LLC ("Putnam Management"). The Trustees currently limit payments on class IB shares to 0.25% of average net assets. Actual
       12b-1 fees during the most recent fiscal year were 0.15% of average net assets.
(16) Liberty Wanger Asset Management, L.P. will reimburse the Fund if its annual ordinary operating expenses exceed 2.00% of average daily net assets. This commitment expires on Sept. 30, 2002.
(17) Amounts represent expenses as of Dec. 31, 2000. Expenses are shown after fee waivers and expense reimbursements. Without fee waivers and expense reimbursements "Management Fees," "Other Expenses" and "Total" would be
      0.70%,  0.18% and 1.13% for Wells Fargo VT Asset Allocation  Fund,  0.90%,
      1.25% and 2.40% for Wells  Fargo VT  International  Equity Fund and 0.90%,
      1.26% and 2.41% for Wells Fargo VT Small Cap Growth Fund.

[Additional funds to be added upon amendment.]



Example:*


In order to provide a more meaningful discussion about the contract and its options, we provide expense examples for each fund showing every available optional contract feature combination. Under each fund you will find an example showing: 1) the base contract with no optional riders, 2) the contract with selection of the Maximum Anniversary Value Death Benefit Rider, 3) the contract with the selection of the Enhanced Earnings Death Benefit Rider, 4) the contract with the selection of the Enhanced Earnings Plus Death Benefit Rider, 5) the contract with the selection of both the Maximum Anniversary Value Death Benefit and the Enhanced Earning Death Benefit Riders, and 6) the contract with the selection of both the Maximum Anniversary Value Death Benefit Rider and the Enhanced Earnings Plus Death Benefit Riders.




You would pay the following expenses on a $1,000 investment assuming a 5% annual return and full surrender, no surrender or selection of an annuity payout plan at the end of each time period.


                                                                          1 year        3 years        5 years      10 years

AXP(R)VP - Blue  Chip  Advantage  Fund
 base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
AXP(R)VP - Bond Fund
 base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
AXP(R)VP - Capital  Resource Fund
 base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
AXP(R)VP - Cash  Management  Fund
 base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
AXP(R)VP - Diversified Equity Income Fund base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
AXP(R)VP - Emerging  Markets Fund
 base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP



You would pay the following expenses on a $1,000 investment assuming a 5% annual return and full surrender, no surrender or selection of an annuity payout plan at the end of each time period.

                                                                          1 year        3 years        5 years      10 years

AXP(R)VP - Equity  Select Fund
 base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
AXP(R)VP - Extra Income Fund
 base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
AXP(R)VP - Federal  Income Fund
 base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
AXP(R)VP - Global Bond Fund
 base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
AXP(R) VP - Growth Fund
 base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
AXP(R)VP -  International  Fund
 base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
AXP(R) VP - Managed Fund
 base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
AXP(R)VP -  New  Dimensions  Fund(R)
 base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP




You would pay the following expenses on a $1,000 investment assuming a 5% annual return and full surrender, no surrender or selection of an annuity payout plan at the end of each time period.

                                                                          1 year        3 years        5 years      10 years

AXP(R)VP - Partners Small Cap Value Fund base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
AXP(R)VP - S&P 500 Index Fund
 base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
AXP(R)VP - Small  Cap  Advantage  Fund
 base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
AXP(R) VP - Stock Fund
 base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
AXP(R)VP -  Strategy  Aggressive  Fund
 base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
Calvert Variable Series, Inc. Social BalancedPortfolio base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
FTVIPTFranklin Real Estate Fund - Class 2 base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
FTVIPTFranklin Value Securities Fund - Class 2 base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP




You would pay the following expenses on a $1,000 investment assuming a 5% annual return and full surrender, no surrender or selection of an annuity payout plan at the end of each time period.

                                                                          1 year        3 years        5 years      10 years

Goldman Sachs VIT CORE(SM) U.S. Equity Fund base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
Goldman Sachs  VIT Mid Cap Value  Fund
 base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
Janus Aspen Series Global Technology Portfolio: Service Shares base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
Janus Aspen Series International Growth Portfolio: Service Shares base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
Lazard Retirement Series International Equity Portfolio base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
MFS(R)Investors  Growth Stock Series - Service Class  (previously  MFS(R) Growth
 Series)
 base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
MFS(R)New Discovery Series - Service Class base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
Putnam Variable Trust Putnam VT Vista Fund - Class IB Shares base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP



You would pay the following expenses on a $1,000 investment assuming a 5% annual return and full surrender, no surrender or selection of an annuity payout plan at the end of each time period.

                                                                          1 year        3 years        5 years      10 years

WangerInternational  Small Cap
 base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
Wanger U.S. Small Cap
 base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
Wells Fargo VT Asset  Allocation  Fund
 base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
Wells Fargo VT International Equity Fund base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP
Wells Fargo VT Small Cap  Growth  Fund
 base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP


* In this example, the $30 contract administrative charge is approximated as a 0.053% charge based on our estimated average contract size. Premium taxes imposed by some state and local governments are not reflected in this table.
   We entered into certain arrangements under which we are compensated by the funds' advisors and/or distributors for the administrative services we provide to the funds. This example assumes that applicable fund fee waivers and/or expense reimbursements will continue for the periods shown.

You should not consider this example as a representation of past or future expenses. Actual expenses may be more or less than those shown.





Condensed Financial Information
(Unaudited)

The following tables give per-unit information about the financial history of each subaccount. We have not provided this information for some subaccounts because they are new and do not have any history.


Year ended Dec. 31,                                                                                              2000    1999
Subaccount BC3(1) (Investing in shares of AXP(R)Variable Portfolio - Blue Chip Advantage Fund)
Accumulation unit value at beginning of period                                                                   $1.11   $1.00
Accumulation unit value at end of period                                                                         $0.99   $1.11
Number of accumulation units outstanding at end of period (000 omitted)                                           454      211
Ratio of operating expense to average net assets                                                                  0.55%   0.55%
Subaccount BD3(1) (Investing in shares of AXP(R)Variable Portfolio - Bond Fund)
Accumulation unit value at beginning of period                                                                   $1.02   $1.00
Accumulation unit value at end of period                                                                         $1.06   $1.02
Number of accumulation units outstanding at end of period (000 omitted)                                           410       47
Ratio of operating expense to average net assets                                                                  0.55%   0.55%
Subaccount CR3(1) (Investing in shares of AXP(R)Variable Portfolio - Capital Resource Fund)
Accumulation unit value at beginning of period                                                                   $1.14   $1.00
Accumulation unit value at end of period                                                                         $0.94   $1.14
Number of accumulation units outstanding at end of period (000 omitted)                                           266      872
Ratio of operating expense to average net assets                                                                  0.55%   0.55%
Subaccount CM3(1) (Investing in shares of AXP(R)Variable Portfolio - Cash Management Fund)
Accumulation unit value at beginning of period                                                                   $1.01   $1.00
Accumulation unit value at end of period                                                                         $1.07   $1.01
Number of accumulation units outstanding at end of period (000 omitted)                                         6,615    2,266
Ratio of operating expense to average net assets                                                                  0.55%   0.55%
Simple yield(2)                                                                                                   5.31%   5.51%
Compound yield(2)                                                                                                 5.45%   5.66%
Subaccount DE3(1) (Investing in shares of AXP(R)Variable Portfolio - Diversified Equity Income Fund)
Accumulation unit value at beginning of period                                                                   $1.02   $1.00
Accumulation unit value at end of period                                                                         $1.01   $1.02
Number of accumulation units outstanding at end of period (000 omitted)                                           218       23
Ratio of operating expense to average net assets                                                                  0.55%   0.55%
Subaccount EM3(3) (Investing in shares of AXP(R)Variable Portfolio - Emerging Markets Fund)
Accumulation unit value at beginning of period                                                                   $1.00   --
Accumulation unit value at end of period                                                                         $0.75   --
Number of accumulation units outstanding at end of period (000 omitted)                                           1      --
Ratio of operating expense to average net assets                                                                  0.55%  --
Subaccount EI3(1) (Investing in shares of AXP(R)Variable Portfolio - Extra Income Fund)
Accumulation unit value at beginning of period                                                                   $1.01   $1.00
Accumulation unit value at end of period                                                                         $0.91   $1.01
Number of accumulation units outstanding at end of period (000 omitted)                                         1,186       48
Ratio of operating expense to average net assets                                                                  0.55%   0.55%
Subaccount FI3(1) (Investing in shares of AXP(R)Variable Portfolio - Federal Income Fund)
Accumulation unit value at beginning of period                                                                   $1.01   $1.00
Accumulation unit value at end of period                                                                         $1.09   $1.01
Number of accumulation units outstanding at end of period (000 omitted)                                             1       10
Ratio of operating expense to average net assets                                                                  0.55%   0.55%
Subaccount GB3(1) (Investing in shares of AXP(R)Variable Portfolio - Global Bond Fund)
Accumulation unit value at beginning of period                                                                   $1.00   $1.00
Accumulation unit value at end of period                                                                         $1.03   $1.00
Number of accumulation units outstanding at end of period (000 omitted)                                             4        3
Ratio of operating expense to average net assets                                                                  0.55%   0.55%
Subaccount GR3(1) (Investing in shares of AXP(R)Variable Portfolio - Growth Fund)
Accumulation unit value at beginning of period                                                                   $1.17   $1.00
Accumulation unit value at end of period                                                                         $0.94   $1.17
Number of accumulation units outstanding at end of period (000 omitted)                                         1,762      401
Ratio of operating expense to average net assets                                                                  0.55%   0.55%





Year ended Dec. 31,                                                                                           2000     1999
Subaccount IE3(1) (Investing in shares of AXP(R)Variable Portfolio - International Fund)
Accumulation unit value at beginning of period                                                                   $1.27   $1.00
Accumulation unit value at end of period                                                                         $0.95   $1.27
Number of accumulation units outstanding at end of period (000 omitted)                                            81      133
Ratio of operating expense to average net assets                                                                  0.55%   0.55%
Subaccount MF3(1) (Investing in shares of AXP(R)Variable Portfolio - Managed Fund)
Accumulation unit value at beginning of period                                                                   $1.09   $1.00
Accumulation unit value at end of period                                                                         $1.06   $1.09
Number of accumulation units outstanding at end of period (000 omitted)                                           145       10
Ratio of operating expense to average net assets                                                                  0.55%   0.55%
Subaccount ND3(1) (Investing in shares of AXP(R)Variable Portfolio - New Dimensions Fund(R))
Accumulation unit value at beginning of period                                                                  )$1.19   $1.00
Accumulation unit value at end of period                                                                         $1.08   $1.19
Number of accumulation units outstanding at end of period (000 omitted)                                         3,919      426
Ratio of operating expense to average net assets                                                                  0.55%   0.55%
Subaccount IV3(3) (Investing in shares of AXP(R)Variable Portfolio - S&P 500 Index Fund)
Accumulation unit value at beginning of period                                                                   $1.00   --
Accumulation unit value at end of period                                                                         $0.90   --
Number of accumulation units outstanding at end of period (000 omitted)                                           285    --
Ratio of operating expense to average net assets                                                                  0.55%  --
Subaccount SC3(1) (Investing in shares of AXP(R)Variable Portfolio - Small Cap Advantage Fund)
Accumulation unit value at beginning of period                                                                   $1.12   $1.00
Accumulation unit value at end of period                                                                         $1.16   $1.12
Number of accumulation units outstanding at end of period (000 omitted)                                           286       28
Ratio of operating expense to average net assets                                                                  0.55%   0.55%
Subaccount SA3(1) (Investing in shares of AXP(R)Variable Portfolio - Strategy Aggressive Fund)
Accumulation unit value at beginning of period                                                                   $1.52   $1.00
Accumulation unit value at end of period                                                                         $1.22   $1.52
Number of accumulation units outstanding at end of period (000 omitted)                                           798       33
Ratio of operating expense to average net assets                                                                  0.55%   0.55%
Subaccount 3SR(3) (Investing in shares of Calvert Variable Series, Inc. Social Balanced Portfolio)
Accumulation unit value at beginning of period $1.00 --
Accumulation unit value at end of period                                                                         $0.96   --
Number of accumulation units outstanding at end of period (000 omitted)                                              5   --
Ratio of operating expense to average net assets                                                                  0.55%  --
Subaccount 3RE(1) (Investing in shares of FTVIPT Franklin Real Estate Fund - Class 2)
Accumulation unit value at beginning of period                                                                   $0.96   $1.00
Accumulation unit value at end of period                                                                         $1.26   $0.96
Number of accumulation units outstanding at end of period (000 omitted)                                            148       4
Ratio of operating expense to average net assets                                                                  0.55%   0.55%
Subaccount 3SI(1) (Investing in shares of FTVIPT Franklin Value Securities Fund - Class 2)
Accumulation unit value at beginning of period                                                                   $0.96   $1.00
Accumulation unit value at end of period                                                                         $1.20   $0.96
Number of accumulation units outstanding at end of period (000 omitted)                                              9       2
Ratio of operating expense to average net assets                                                                  0.55%   0.55%
Subaccount 3IS(1) (Investing in shares of FTVIPT Templeton International Smaller Companies Fund - Class 2)
Accumulation unit value at beginning of period                                                                   $1.02   $1.00
Accumulation unit value at end of period                                                                         $1.00   $1.02
Number of accumulation units outstanding at end of period (000 omitted)                                             43       9
Ratio of operating expense to average net assets                                                                  0.55%   0.55%
Subaccount 3UE(1) (Investing in shares of Goldman Sachs VIT CORESM U.S. Equity Fund)
Accumulation unit value at beginning of period                                                                   $1.10   $1.00
Accumulation unit value at end of period                                                                         $0.99   $1.10
Number of accumulation units outstanding at end of period (000 omitted)                                            577     170
Ratio of operating expense to average net assets                                                                  0.55%   0.55%
Subaccount 3MC(1) (Investing in shares of Goldman Sachs VIT Mid Cap Value Fund)
Accumulation unit value at beginning of period                                                                   $0.95   $1.00
Accumulation unit value at end of period                                                                         $1.24   $0.95
Number of accumulation units outstanding at end of period (000 omitted)                                             15       8
Ratio of operating expense to average net assets                                                                  0.55%   0.55%






Year ended Dec. 31,                                                                                           2000     1999
Subaccount 3GT(3) (Investing in shares of Janus Aspen Series Global Technology Portfolio: Service Shares)
Accumulation unit value at beginning of period                                                                   $1.00   --
Accumulation unit value at end of period                                                                         $0.68   --
Number of accumulation units outstanding at end of period (000 omitted)                                            310   --
Ratio of operating expense to average net assets                                                                  0.55%  --
Subaccount 3IG(3) (Investing in shares of Janus Aspen Series International Growth Portfolio: Service Shares)
Accumulation unit value at beginning of period                                                                   $1.00   --
Accumulation unit value at end of period                                                                         $0.80   --
Number of accumulation units outstanding at end of period (000 omitted)                                            556   --
Ratio of operating expense to average net assets                                                                  0.55%  --
Subaccount 3IP(1) (Investing in shares of Lazard Retirement International Equity Portfolio)
Accumulation unit value at beginning of period                                                                   $1.07   $1.00
Accumulation unit value at end of period                                                                         $0.96   $1.07
Number of accumulation units outstanding at end of period (000 omitted)                                             57       8
Ratio of operating expense to average net assets                                                                  0.55%   0.55%
Subaccount 3MG(3) (Investing in shares of MFS(R) Investors Growth Stock Series --
 Service Class (previously MFS(R) Growth Series))
Accumulation unit value at beginning of period                                                                   $1.00   --
Accumulation unit value at end of period                                                                         $0.91   --
Number of accumulation units outstanding at end of period (000 omitted)                                            533   --
Ratio of operating expense to average net assets                                                                  0.55%  --
Subaccount 3MD(3) (Investing in shares of MFS(R) New Discovery Series -- Service Class)
Accumulation unit value at beginning of period                                                                   $1.00   --
Accumulation unit value at end of period                                                                         $0.96   --
Number of accumulation units outstanding at end of period (000 omitted)                                            352   --
Ratio of operating expense to average net assets                                                                  0.55%  --
Subaccount 3VS(1) (Investing in shares of Putnam VT Vista Fund -- Class IB Shares)
Accumulation unit value at beginning of period                                                                   $1.36   $1.00
Accumulation unit value at end of period                                                                         $1.29   $1.36
Number of accumulation units outstanding at end of period (000 omitted)                                          1,330     183
Ratio of operating expense to average net assets                                                                  0.55%   0.55%
Subaccount 3IT(1) (Investing in shares of Wanger International Small Cap)
Accumulation unit value at beginning of period                                                                   $1.51   $1.00
Accumulation unit value at end of period                                                                         $1.09   $1.51
Number of accumulation units outstanding at end of period (000 omitted)                                            599     112
Ratio of operating expense to average net assets                                                                  0.55%   0.55%
Subaccount 3SP(1) (Investing in shares of Wanger U.S. Small Cap)
Accumulation unit value at beginning of period                                                                   $1.15   $1.00
Accumulation unit value at end of period                                                                         $1.05   $1.15
Number of accumulation units outstanding at end of period (000 omitted)                                            990     125
Ratio of operating expense to average net assets                                                                  0.55%   0.55%


(1) Operations commenced on Sept. 15, 1999.
(2) Net of annual contract administrative charge and mortality and expense risk fee.
(3) Operations commenced on May 1, 2000.
(4) Operations commenced on Sept. 21, 1999.



Financial Statements


To be filed by Amendment.


Performance Information

Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began investing in funds. We also show performance from the commencement date of the funds as if the contract existed at that time, which it did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

We include non-recurring charges in total return figures, but not in yield quotations. Excluding non-recurring charges in yield calculations increases the reported value.

Total return figures reflect deduction of all applicable charges, including:


o  contract administrative charge,
o  mortality and expense risk fee
o  Maximum  Anniversary  Value Death Benefit Rider fee,
o  Enhanced Earnings Death Benefit Rider fee, and
o  Enhanced Earnings Plus Death Benefit Rider fee.


We may show total return quotations by means of schedules, charts or graphs.

Average annual total return is the average annual compounded rate of return of the investment over a period of one, five and ten years (or up to the life of the subaccount if it is less than ten years old).

Cumulative total return is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return generally will be higher than average annual total return.

Annualized simple yield (for subaccounts investing in money market funds) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.

Annualized compound yield (for subaccounts investing in money market funds) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

Annualized yield (for subaccounts investing in income funds) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage.

You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare subaccount performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact us at the address or telephone number on the first page of this prospectus.



The Variable Account and the Funds

You may allocate payments to any or all of the subaccounts of the variable account that invest in shares of the following funds:


------------------- ---------------------------------- ---------------------------------- ----------------------------------
Subaccount          Investing In                       Investment Objectives and          Investment Advisor or Manager
                                                       Policies
------------------- ---------------------------------- ---------------------------------- ----------------------------------
------------------- ---------------------------------- ---------------------------------- ----------------------------------
BC3                 AXP(R)Variable Portfolio - Blue    Objective: long-term total         IDS Life, investment manager;
                    Chip Advantage Fund                return exceeding that of the       American Express Financial
                                                       U.S. stock market. Invests         Corporation (AEFC), investment
                                                       primarily in common stocks of      advisor.
                                                       companies included in the
                                                       unmanaged S&P 500 Index.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
------------------- ---------------------------------- ---------------------------------- ----------------------------------
BD3                 AXP(R)Variable Portfolio - Bond    Objective: high level of current   IDS Life, investment manager;
                    Fund                               income while conserving the        AEFC, investment advisor.
                                                       value  of the  investment
                                                       and   continuing  a  high
                                                       level of  income  for the
                                                       longest    time   period.
                                                       Invests    primarily   in
                                                       bonds  and   other   debt
                                                       obligations.
------------------- ---------------------------------- ---------------------------------- ----------------------------------





------------------- ---------------------------------- ---------------------------------- ----------------------------------
Subaccount          Investing In                       Investment Objectives and          Investment Advisor or Manager
                                                       Policies
------------------- ---------------------------------- ---------------------------------- ----------------------------------
------------------- ---------------------------------- ---------------------------------- ----------------------------------
CR3                 AXP(R)Variable Portfolio -         Objective: capital appreciation.   IDS Life, investment manager;
                    Capital Resource Fund              Invests primarily in U.S. common   AEFC, investment advisor.
                                                       stocks and other securities
                                                       convertible into common stocks.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
------------------- ---------------------------------- ---------------------------------- ----------------------------------
CM3                 AXP(R)Variable Portfolio - Cash    Objective: maximum current         IDS Life, investment manager;
                    Management Fund                    income consistent with liquidity   AEFC, investment advisor.
                                                       and stability of principal.
                                                       Invests in money market
                                                       securities.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
------------------- ---------------------------------- ---------------------------------- ----------------------------------
DE3                 AXP(R)Variable Portfolio -         Objective: a high level of         IDS Life, investment manager;
                    Diversified Equity Income Fund     current income and, as a           AEFC, investment advisor.
                                                       secondary goal, steady growth of
                                                       capital. Invests primarily in
                                                       dividend-paying common and
                                                       preferred stocks.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
------------------- ---------------------------------- ---------------------------------- ----------------------------------
EM3                 AXP(R)Variable Portfolio -         Objective: long-term capital       IDS Life, investment manager;
                    Emerging Markets Fund              growth. Invests primarily in       AEFC, investment advisor;
                                                       equity securities of companies     American Express Asset
                                                       in emerging markets.               Management International, Inc.,
                                                                                          a wholly-owned subsidiary of
                                                                                          AEFC, is the sub-investment
                                                                                          advisor.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
------------------- ---------------------------------- ---------------------------------- ----------------------------------
ES3                 AXP(R)Variable Portfolio - Equity  Objective: growth of capital.      IDS Life, investment manager;
                    Select Fund                        Invests primarily in growth of     AEFC, investment advisor.
                                                       medium-sized companies.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
------------------- ---------------------------------- ---------------------------------- ----------------------------------
EI3                 AXP(R)Variable Portfolio - Extra   Objective: high current income,    IDS Life, investment manager;
                    Income Fund                        with capital growth as a           AEFC, investment advisor.
                                                       secondary objective. Invests
                                                       primarily in high-yielding,
                                                       high-risk corporate bonds issued
                                                       by U.S. and foreign companies
                                                       and governments.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
------------------- ---------------------------------- ---------------------------------- ----------------------------------
FI3                 AXP(R)Variable Portfolio -         Objective: a high level of         IDS Life, investment manager;
                    Federal Income Fund                current income and safety of       AEFC, investment advisor.
                                                       principal consistent with an
                                                       investment in U.S. government
                                                       and government agency
                                                       securities. Invests primarily in
                                                       debt obligations issued or
                                                       guaranteed as to principal and
                                                       interest by the U.S. government,
                                                       its agencies or
                                                       instrumentalities.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
------------------- ---------------------------------- ---------------------------------- ----------------------------------
GB3                 AXP(R)Variable Portfolio - Global  Objective: high total return       IDS Life, investment manager;
                    Bond Fund                          through income and growth of       AEFC, investment advisor.
                                                       capital. Non-diversified mutual
                                                       fund that invests primarily in
                                                       debt obligations of U.S. and
                                                       foreign issuers.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
------------------- ---------------------------------- ---------------------------------- ----------------------------------
GR3                 AXP(R)Variable Portfolio - Growth  Objective: long-term capital       IDS Life, investment manager;
                    Fund                               growth. Invests primarily in       AEFC, investment advisor.
                                                       common     stocks     and
                                                       securities    convertible
                                                       into  common  stocks that
                                                       appear  to  offer  growth
                                                       opportunities.
------------------- ---------------------------------- ---------------------------------- ----------------------------------






------------------- ---------------------------------- ---------------------------------- ----------------------------------
Subaccount          Investing In                       Investment Objectives and          Investment Advisor or Manager
                                                       Policies
------------------- ---------------------------------- ---------------------------------- ----------------------------------
------------------- ---------------------------------- ---------------------------------- ----------------------------------
IE3                 AXP(R)Variable Portfolio -         Objective: capital appreciation.   IDS Life, investment manager;
                    International Fund                 Invests primarily in common        AEFC, investment advisor.
                                                       stocks or convertible securities   American Express Asset
                                                       of foreign issuers that offer      Management International, Inc.,
                                                       growth potential.                  a wholly-owned subsidiary of
                                                                                          AEFC, is the sub-investment
                                                                                          advisor.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
------------------- ---------------------------------- ---------------------------------- ----------------------------------
MF3                 AXP(R)Variable Portfolio -         Objective: maximum total           IDS Life, investment manager;
                    Managed Fund                       investment return through a        AEFC, investment advisor.
                                                       combination   of  capital
                                                       growth    and     current
                                                       income. Invests primarily
                                                       in   a   combination   of
                                                       common   and    preferred
                                                       stocks,       convertible
                                                       securities,   bonds   and
                                                       other debt securities.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
------------------- ---------------------------------- ---------------------------------- ----------------------------------
ND3                 AXP Variable Portfolio - New       Objective: long-term growth of     IDS Life, investment manager;
                    Dimensions Fund(R)                 capital. Invests primarily in      AEFC, investment advisor.
                                                       common stocks of U.S. and
                                                       foreign companies showing
                                                       potential for significant growth.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
------------------- ---------------------------------- ---------------------------------- ----------------------------------
                    AXP(R)Variable Portfolio -         Objective: long term capital       IDS Life, investment manager;
                    Partners Small Cap Value Fund      appreciation. Non-diversified      AEFC, investment advisor; Royce
                                                       fund that invests primarily in     & Associates, Inc and EQSF
                                                       equity securities.                 Advisers, Inc., sub-investment
                                                                                          advisors.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
------------------- ---------------------------------- ---------------------------------- ----------------------------------
IV3                 AXP(R)Variable Portfolio - S&P     Objective: long-term capital       IDS Life, investment manager;
                    500 Index Fund                     appreciation. Invests primarily    AEFC, investment advisor.
                                                       in  securities  that  are
                                                       expected    to    provide
                                                       investment  results  that
                                                       correspond     to     the
                                                       performance  of  the  S&P
                                                       500 Index.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
------------------- ---------------------------------- ---------------------------------- ----------------------------------
SC3                 AXP(R)Variable Portfolio - Small   Objective: long-term capital       IDS Life, investment manager;
                    Cap Advantage Fund                 growth. Invests primarily in       AEFC, investment advisor;
                                                       equity  stocks  of  small
                                                       companies Kenwood Capital
                                                       Management  LLC, that are
                                                       often   included  in  the
                                                       sub-investment   advisor.
                                                       S&P SmallCap 600 Index or
                                                       the Russell 2000 Index.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
------------------- ---------------------------------- ---------------------------------- ----------------------------------
                    AXP(R)Variable Portfolio - Stock   Objective: Current income and      IDS Life, investment manager;
                    Fund                               growth of capital. Invests         AEFC, investment advisor.
                                                       primarily in common stocks and
                                                       securities convertible into
                                                       common stock.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
------------------- ---------------------------------- ---------------------------------- ----------------------------------
SA3                 AXP(R)Variable Portfolio -         Objective: capital appreciation.   IDS Life, investment manager;
                    Strategy Aggressive Fund           Invests primarily in common        AEFC, investment advisor.
                                                       stocks of small- and medium-size
                                                       companies.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
------------------- ---------------------------------- ---------------------------------- ----------------------------------
3SR                 Calvert Variable Series Inc.       Objective: income and capital      Calvert Asset Management
                    Social Balanced Portfolio          growth. Invests primarily in       Company, Inc. (CAMCO),
                                                       stocks, bonds and money market     investment advisor. NCM Capital
                                                       instruments which offer income     Management Group, Inc. is the
                                                       and capital growth opportunity     investment subadvisor.
                                                       and which satisfy the investment
                                                       and social criteria.
------------------- ---------------------------------- ---------------------------------- ----------------------------------







------------------- ---------------------------------- ---------------------------------- ----------------------------------
Subaccount          Investing In                       Investment Objectives and          Investment Advisor or Manager
                                                       Policies
------------------- ---------------------------------- ---------------------------------- ----------------------------------
------------------- ---------------------------------- ---------------------------------- ----------------------------------
3RE                 FTVIPT Franklin Real Estate Fund   Objective: capital appreciation    Franklin Advisers, Inc.
                    - Class 2                          with a secondary goal to earn
                                                       current  income.  Invests
                                                       primarily    in    equity
                                                       securities  of  companies
                                                       operating   in  the  real
                                                       estate          industry,
                                                       primarily   equity   real
                                                       estate  investment trusts
                                                       (REITS).
------------------- ---------------------------------- ---------------------------------- ----------------------------------
------------------- ---------------------------------- ---------------------------------- ----------------------------------
3SI                 FTVIPT Franklin Value Securities   Objective: long-term total         Franklin Advisory Services, LLC
                    Fund - Class 2                     return. Invests primarily in
                                                       equity    securities   of
                                                       companies   the   manager
                                                       believes    are   selling
                                                       substantially  below  the
                                                       underlying value of their
                                                       assets  or their  private
                                                       market value.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
------------------- ---------------------------------- ---------------------------------- ----------------------------------
3UE                 Goldman Sachs VIT CORESM U.S.      Objective: seeks long-term         Goldman Sachs Asset Management
                    Equity Fund                        growth of capital and dividend
                                                       income. Invests primarily in a
                                                       broadly diversified portfolio of
                                                       large-cap and blue chip equity
                                                       securities representing all
                                                       major sectors of the U.S.
                                                       economy.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
------------------- ---------------------------------- ---------------------------------- ----------------------------------
3MC                 Goldman Sachs VIT Mid Cap Value    Objective: seeks long-term         Goldman Sachs Asset Management
                    Fund                               capital appreciation. Invests
                                                       primarily              in
                                                       mid-capitalization
                                                       companies    within   the
                                                       range   of   the   market
                                                       capitalization         of
                                                       companies    constituting
                                                       the Russell  Midcap Value
                                                       index   at  the  time  of
                                                       investment.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
------------------- ---------------------------------- ---------------------------------- ----------------------------------
3GT                 Janus Aspen Series Global          Objectives: long-term growth of    Janus Capital
                    Technology Portfolio: Service      capital. Non-diversified mutual
                    Shares                             fund that invests primarily in
                                                       equity securities of U.S.
                                                       and   foreign   companies
                                                       selected for their growth
                                                       potential.       Normally
                                                       invests  at least  65% of
                                                       assets in  securities  of
                                                       companies     that    the
                                                       manager   believes   will
                                                       benefit     significantly
                                                       from    advancements   or
                                                       improvements           in
                                                       technology.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
------------------- ---------------------------------- ---------------------------------- ----------------------------------
3IG                 Janus Aspen Series International   Objective: long-term growth of     Janus Capital
                    Growth Portfolio: Service Shares   capital. Invests at least 65%of
                                                       its   total   assets   in
                                                       securities   of   issuers
                                                       from   at   least    five
                                                       different      countries,
                                                       excluding the U.S. It may
                                                       at  times  invest  all of
                                                       its  assets in fewer than
                                                       five  countries or even a
                                                       single country.
------------------- ---------------------------------- ---------------------------------- ----------------------------------







------------------- ---------------------------------- ---------------------------------- ----------------------------------
Subaccount          Investing In                       Investment Objectives and          Investment Advisor or Manager
                                                       Policies
------------------- ---------------------------------- ---------------------------------- ----------------------------------
------------------- ---------------------------------- ---------------------------------- ----------------------------------
3IP                 Lazard Retirement International    Objective: long-term capital       Lazard Asset Management
                    Equity Portfolio                   appreciation. Invests primarily
                                                       in   equity   securities,
                                                       principally common stocks
                                                       of    relatively    large
                                                       non-U.S.  companies  with
                                                       market capitalizations in
                                                       the  range of the  Morgan
                                                       Stanley           Capital
                                                       International      (MSCI)
                                                       Europe, Australia and Far
                                                       East (EAFE(R)) Index that
                                                       the  Investment   Manager
                                                       believes are  undervalued
                                                       based on their  earnings,
                                                       cash    flow   or   asset
                                                       values.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
------------------- ---------------------------------- ---------------------------------- ----------------------------------
3MG                 MFS(R)Investors Growth Stock       Objective: long-term growth of     MFS Investment Management(R)
                    Series - Service Class             capital and future income.
                    (previously MFS(R)Growth Series)   Invests at least 80% of its
                                                       total  assets  in  common
                                                       stocks    and     related
                                                       securities  of  companies
                                                       which MFS believes  offer
                                                       better    than    average
                                                       prospects  for  long-term
                                                       growth.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
------------------- ---------------------------------- ---------------------------------- ----------------------------------
3MD                 MFS(R)New Discovery Series -       Objective: capital appreciation.   MFS Investment Management(R)
                    Service Class                      Invests primarily in equity
                                                       securities of emerging growth
                                                       companies.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
------------------- ---------------------------------- ---------------------------------- ----------------------------------
3VS                 Putnam VT Vista Fund - Class IB    Objective: capital appreciation.   Putnam Investment Management, LLC
                    Shares                             Invests mainly in common stocks
                                                       of mid-sized U.S. companies with
                                                       a focus on growth stocks.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
------------------- ---------------------------------- ---------------------------------- ----------------------------------
3IT                 Wanger International Small Cap     Objective: long-term growth of     Liberty Wanger Asset Management,
                                                       capital. Invests primarily in      L.P.
                                                       stocks of small- and medium-size
                                                       non-U.S. companies with
                                                       capitalizations of less than $2
                                                       billion.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
------------------- ---------------------------------- ---------------------------------- ----------------------------------
3SP                 Wanger U.S. Small Cap              Objective: long-term growth of     Liberty Wanger Asset Management,
                                                       capital. Invests primarily in      L.P.
                                                       stocks of small- and medium-size
                                                       U.S. companies with
                                                       capitalizations of less than $2
                                                       billion.
------------------- ---------------------------------- ---------------------------------- ----------------------------------






------------------- ---------------------------------- ---------------------------------- ----------------------------------
Subaccount          Investing In                       Investment Objectives and          Investment Advisor or Manager
                                                       Policies
------------------- ---------------------------------- ---------------------------------- ----------------------------------
------------------- ---------------------------------- ---------------------------------- ----------------------------------
3AA                 Wells Fargo VT Asset Allocation    Objective: long-term total         Wells Fargo Funds Management,
                    Fund                               return, consistent with            LLC, advisor; Barclays Global
                                                       reasonable risk. Invests           Fund Advisors, sub-advisor.
                                                       primarily in the securities of
                                                       various indexes to replicate the
                                                       total return of the index. We
                                                       use an asset allocation model to
                                                       allocate and reallocate assets
                                                       among common stocks (S&P 500
                                                       Index), U.S. Treasury bonds
                                                       (Lehman Brothers 20+ Bond Index)
                                                       and money market instruments,
                                                       operating from a target
                                                       allocation of 60% stocks and 40%
                                                       bonds.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
------------------- ---------------------------------- ---------------------------------- ----------------------------------
3WI                 Wells Fargo VT International       Objective: total return with an    Wells Fargo Funds Management,
                    Equity Fund                        emphasis on capital appreciation   LLC, advisor; Wells Capital
                                                       over the long-term. Invests        Management Incorporated,
                                                       primarily in equity securities     sub-advisor.
                                                       of non-U.S. companies.
------------------- ---------------------------------- ---------------------------------- ----------------------------------
------------------- ---------------------------------- ---------------------------------- ----------------------------------
3SG                 Wells Fargo VT Small Cap Growth    Objective: long-term capital       Wells Fargo Funds Management,
                    Fund                               appreciation. Invests primarily    LLC, advisor; Wells Capital
                                                       in common stocks issued by         Management Incorporated,
                                                       companies whose market             sub-advisor.
                                                       capitalization falls within the
                                                       range of the Russell 2000 Index,
                                                       which is considered a small
                                                       capitalization index.
------------------- ---------------------------------- ---------------------------------- ----------------------------------


[Additional funds will be added upon amendment]




A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

The investment managers and advisors cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are also available by contacting us at the address or telephone number on the first page of this prospectus.

All funds are available to serve as the underlying investments for variable annuities. Some funds also are available to serve as investment options for variable life insurance policies and tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

The Internal Revenue Service (IRS) issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

The variable account was established under Minnesota law on Aug. 23, 1995, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of IDS Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

The U.S. Treasury and the IRS indicated that they may provide additional guidance on investment control. This concerns how many variable subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the contract owner would be currently taxed on income earned within subaccount assets. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

The Fixed Account

You also may allocate purchase payments to the fixed account. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. Interest is calculated and compounded daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb 29th). The interest rate for your fixed account is guaranteed for 12 months from the contract issue date. Thereafter, we will change rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing company annuities, product design, competition, and the company's revenues and expenses.

Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the fixed account.)

Buying Your Contract

You can fill out an application and send it along with your initial purchase payment to our office. As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract or become an annuitant if you are 90 or younger.

When you apply, you may select:


o  the optional  Maximum  Anniversary  Value Death Benefit Rider*;
o  the optional Enhanced  Earnings Death Benefit Rider*;
o  the optional  Enhanced  Earnings Plus Death Benefit Rider*;
o  the fixed account and/or  subaccounts in which you want to invest;
o  how you want to make purchase payments; and
o  a beneficiary.

* You may select any one of the MAV Death Benefit, EEB or EEP riders. Or you may select the MAV Death Benefit and either the EEB or the EEP. However, you cannot select both the EEB and EEP. Riders may not be available in all states. The MAV Death Benefit, EEB and EEP are only available if you and the annuitant are 75 or younger at contract issue. EEB and EEP are only available on non-qualified contracts. EEP is only available on contracts purchased through a transfer or exchange.


The contract provides for allocation of purchase payments to the subaccounts of the variable account and/or to the fixed account in even 1% increments.

If your application is complete, we will process it and apply your purchase payment to the fixed account and subaccounts you selected within two business days after we receive it at our office. If we accept your application, we will send you a contract. If we cannot accept your application within five business days, we will decline it and return your payment. We will credit additional purchase payments you make to your accounts on the valuation date we receive them. We will value the additional payments at the next accumulation unit value calculated after we receive your payments at our office.

The Settlement Date

Annuity payouts are scheduled to begin on the settlement date. When we process your application, we will establish the settlement date to the maximum age or date described below. You can also select a date within the maximum limits. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

For nonqualified annuities and Roth IRAs, the settlement date must be:

o  no earlier than the 60th day after the contract's effective date; and
o no later than the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75. (In Pennsylvania, the maximum settlement date ranges from age 85 to 96 based on the annuitant's age when we issue the contract. See contract for details.)

For qualified annuities except Roth IRAs, to avoid IRS penalty taxes, the settlement date generally must be:

o  on or after the date the annuitant reaches age 591/2; and
o for IRAs, SIMPLE IRAs and SEPs, by April 1 of the year following the calendar year when the annuitant reaches age 701/2; or
o or all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 701/2, or, if later, retires (except that 5% business owners may not select a settlement date that is later than April 1 of the year following the calendar year when they reach age 701/2).

If you take the minimum IRA or TSA distributions as required by the Code from another tax-qualified investment, or in the form of partial surrenders from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later. (In Pennsylvania, the annuity payout ranges from age 85 to 96 based on the annuitant's age when the contract is issued. See contract for details).

Beneficiary

If death benefits become payable before the settlement date while the contract is in force and before annuity payouts begin, we will pay your named beneficiary all or part of the contract value. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

Purchase Payments

Minimum allowable purchase payments*

For employees/advisors:

If paying by installments under a scheduled payment plan:
   $23.08 biweekly, or
   $50 per month

If paying by any other method:
   $1,000 initial payment for qualified annuities
   $2,000 initial payment for nonqualified annuities
   $50 for any additional payments

For other individuals:

   $1 million

    * Installments must total at least $600 in the first year. If you do not make any purchase payments for 24 months, and your previous payments total $600 or less, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum. This right does not apply to contracts sold to New Jersey residents.

Maximum allowable purchase payments** based on the age of you or the annuitant, whoever is older, on the effective date of the contract:

For employees/advisors:

For the first year:
   $2,000,000 up to age 85
   $100,000 for ages 86 to 90

For each subsequent year:
   $100,000 up to age 85
   $50,000 for ages 86 to 90

For other individuals:

For the first year:
   $2,000,000 up to age 85
   $1,000,000 for ages 86 to 90

For each subsequent year:
   $100,000

   ** These limits apply in total to all IDS Life annuities you own. We reserve the right to increase maximum limits. For qualified annuities the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.

We reserve the right to not accept purchase payments allocated to the fixed account for twelve months following either:

1. a partial surrender from the fixed account; or
2. a lump sum transfer from the fixed account to a subaccount.

How to make purchase payments

1 By letter:

Send your check along with your name and contract number to:
IDS Life Insurance Company
70200 AXP Financial Center
Minneapolis, MN 55474

2 By scheduled payment plan:
For employees/advisors only We can help you set up:
o an automatic payroll deduction, salary reduction or other group billing arrangement; or o a bank authorization.

Charges

Contract Administrative Charge

We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value.

We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary.

If you surrender your contract, we will deduct the charge at the time of surrender regardless of the contract value or purchase payments made. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

Mortality and Expense Risk Fee

We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee and it totals 0.55% of their average daily net assets on an annual basis. This fee covers the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

o first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;
o then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses.

Maximum Anniversary Value Death Benefit Rider (MAV Death Benefit) Fee
We charge a fee for the optional feature only if you select it(1). If selected, we deduct 0.15% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.

When annuity payouts begin, if you terminate the contract for any reason other than death, or if we terminate this rider due to a change of ownership, we will deduct this fee, adjusted for the number of calendar days coverage was in place. If you choose to drop this rider on an anniversary (subject to the restrictions given in "Optional Benefits"), we will deduct this fee on that anniversary. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits. We can increase this fee on new contracts up to a maximum of 0.45%.

Enhanced Earnings Death Benefit Rider (EEB) Fee
We charge a fee for the optional feature only if you select it(1). If selected, we deduct 0.30% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.

When annuity payouts begin, if you terminate the contract for any reason other than death or if we terminate this rider due to a change of ownership, we will deduct this fee, adjusted for the number of calendar days coverage was in place. If you choose to drop this rider on an anniversary (subject to the restrictions given in "Optional Benefits"), we will deduct this fee on that anniversary. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits. We can increase this fee on new contracts up to a maximum of 0.90%.

Enhanced Earnings Plus Death Benefit Rider (EEP) Fee
We charge a fee for the optional feature only if you select it(1). If selected, we deduct 0.40% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.

When annuity payouts begin, if you terminate the contract for any reason other than death, or if we terminate this rider due to a change of ownership, we will deduct this fee, adjusted for the number of calendar days coverage was in place. If you choose to drop this rider on an anniversary (subject to the restrictions given in "Optional Benefits"), we will deduct this fee on that anniversary. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits. We can increase this fee on new contracts up to a maximum of 1.25%.

(1) You may select any one of the MAV Death Benefit, EEB or EEP riders. Or you may select the MAV Death Benefit and either the EEB or the EEP. However, you cannot select both the EEB and EEP. Riders may not be available in all states. The MAV Death Benefit, EEB and EEP are only available if you and the annuitant are 75 or younger at contract issue. EEB and EEP are only available on non-qualified contracts. EEP is only available on contracts purchased through a transfer or exchange.


Other information on charges: AEFC makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. AEFC will charge a termination fee for owners under age 59 1/2 (fee waived in case of death or disability).

Possible group reductions: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative charges. However, we expect this to occur infrequently.

Premium Taxes

Certain state and local governments impose premium taxes (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was sold. Currently, we deduct premium taxes when annuity payouts begin but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you surrender your contract.

Valuing Your Investment

We value your accounts as follows:

Fixed Account

We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:


o the sum of your purchase payments and transfer amounts allocated to the fixed account;
o  plus interest credited;
o  minus the sum of amounts  surrendered and amounts transferred out;
o  minus any prorated contract  administrative charge;
o minus any prorated portion of the Maximum Anniversary Value Death Benefit Rider fee (if applicable);
o minus any prorated portion of the Enhanced Earnings Death Benefit Rider fee (if applicable); and
o minus any prorated portion of the Enhanced Earnings Plus Death Benefit Rider fee (if applicable).


Subaccounts

We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge, we subtract a certain number of accumulation units from your contract.

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

Number of units: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

Accumulation unit value: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

We determine the net investment factor by:

o adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
o  dividing that sum by the previous adjusted net asset value per share; and
o subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

Factors that affect subaccount accumulation units: accumulation units may change in two ways-- in number and in value.

The number of accumulation units you own may fluctuate due to:


o  additional purchase payments you allocate to the subaccounts;
o  transfers into or out of the  subaccounts;
o  partial  surrenders;
o  prorated  portions of the contract administrative charge;
o prorated portions of the Maximum Anniversary Value Death Benefit Rider fee (if selected);
o prorated portions of the Enhanced Earnings Death Benefit Rider fee (if selected); and
o prorated portions of the Enhanced Earnings Plus Death Benefit Rider fee (if selected).


Accumulation unit values will fluctuate due to:

o  changes in funds' net asset value;
o  dividends distributed to the subaccounts;
o  capital  gains or  losses  of  funds;
o  fund  operating  expenses;  and/or
o  mortality and expense risk fees.

Making the Most of Your Contract

Automated Dollar-Cost Averaging

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the fixed account to one or more subaccounts. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

How dollar-cost averaging works

                                                                    Number
                      Amount               Accumulation             of units
Month                invested               unit value              purchased

Jan                    $100                    $20                       5.00
Feb                     100                     18                       5.56
Mar                     100                     17                       5.88
Apr                     100                     15                       6.67
May                     100                     16                       6.25
June                    100                     18                       5.56
July                    100                     17                       5.88
Aug                     100                     19                       5.26
Sept                    100                     21                       4.76
Oct                     100                     20                       5.00

By investing an equal  number of dollars  each month ...
you automatically buy more units when the per unit market price is low ... and fewer units when the per unit market price is high.

You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

Asset Rebalancing

Subject to availability, you can ask us in writing to have the variable subaccount portion of your contract value allocated according to the percentages (in whole percentage amounts ) that you choose. We automatically will rebalance the variable subaccount portion of your contract value either quarterly, semi-annually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your financial advisor .


Transferring between accounts

You may transfer contract value from any one subaccount, or the fixed account, to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the fixed account.) We will process your transfer on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.

We may suspend or modify transfer privileges at any time. Excessive trading activity can disrupt fund management strategy and increase expenses, which are borne by all contract owners who allocated purchase payments to the fund regardless of their transfer activity. We may apply modifications or restrictions in any reasonable manner to prevent transfers we believe will disadvantage other contract owners.

We may apply  modifications or restrictions in any reasonable  manner to prevent
transfers  we  believe  will   disadvantage   other   contract   owners.   These
modifications could include, but not be limited to:

o  requiring a minimum time period between each transfer;
o not accepting transfer requests of an agent acting under power of attorney on behalf of more than one contract owner; or
o limiting the dollar amount that a contract owner may transfer at any one time.

For information on transfers after annuity payouts begin, see "Transfer policies" below.

Transfer policies

o Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the fixed account at any time. However, if you made a transfer from the fixed account to the subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next contract anniversary.

o You may transfer contract values from the fixed account to the subaccounts once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums).

o If we receive your request within 30 days before the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the anniversary.

o If we receive your request on or within 30 days after the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the valuation date we receive it.

o We will not accept requests for transfers from the fixed account at any other time.

o Once annuity payouts begin, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

How to request a transfer or surrender

1 By letter:

Send  your  name,   contract   number,   Social   Security  Number  or  Taxpayer
Identification Number and signed request for a transfer or surrender to:

Regular mail:
IDS Life Insurance Company
70100 AXP Financial Center
Minneapolis, MN 55474

Minimum amount

Transfers or surrenders:   $250 or entire account balance

Maximum amount

Transfers or surrenders:   Contract value or entire account balance

2 By automated transfers and automated partial surrenders:

Your sales representative can help you set up automated transfers among your subaccounts or fixed account or partial surrenders from the accounts.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

o Automated transfers from the fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the fixed account within 12 months.
o   Automated  surrenders  may  be  restricted  by  applicable  law  under  some contracts.
o You may not make additional purchase payments if automated partial surrenders are in effect.
o Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

Minimum amount

Transfers or surrenders:   $50

Maximum amount

Transfers or surrenders: None (except for automated transfers from the fixed account)

3 By phone:

Call between 7 a.m. and 10 p.m. Central time:

(800) 862-7919

TTY service for the hearing impaired:

(800) 285-8846

Minimum amount

Transfers or surrenders:   $250 or entire account balance

Maximum amount

Transfers:                 Contract value or entire account balance
Surrenders:                $100,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders not be authorized from your account by writing to us.

Surrenders


You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. For total surrenders, we will compute the value of your contract at the next accumulation unit value calculated after we receive your request. We may ask you to return the contract. You may have to pay MAV Death Benefit charges (see "Charges - Maximum Anniversary Value Death Benefit Rider Fee"), EEB charges (see "Charges - Enhanced Earnings Death Benefit Rider Fee"), EEP charges (see "Charges - Enhanced Earnings Plus Death Benefit Fee"), and IRS taxes and penalties (see "Taxes"). You cannot make surrenders after annuity payouts begin except under Plan E (see "The Annuity Payout Period -- Annuity Payout Plans").


Surrender Policies

If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the fixed account in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. The minimum contract value after partial surrender is $600.

Receiving Payment

By regular or express mail:

o  payable to you;
o  mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

By wire:

o  request that payment be wired to your bank;
o  bank  account  must  be  in  the  same  ownership  as  your  contract;  and
o  pre-authorization required.

For instructions, contact your sales representative.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

 -- the  surrender  amount  includes  a  purchase  payment  check that has not cleared;
 -- the NYSE is closed, except for normal holiday and weekend closings; -- trading on the NYSE is restricted, according to SEC rules;
 -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or -- the SEC permits us to delay payment for the protection of security holders.

TSA -- Special Surrender Provisions

Participants in tax-sheltered annuities

The  Code  imposes   certain   restrictions  on  your  right  to  receive  early
distributions from a TSA:

o Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

 -- you are at least age 591/2;
 -- you are disabled as defined in the Code;
 -- you separated from the service of the employer who purchased the contract;
     or
 -- the distribution is because of your death.

o If you encounter a financial hardship (as defined by the Code), you may receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

o Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

o The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

o The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

o If the contract has a loan provision, the right to receive a loan is described in detail in your contract.

Changing Ownership

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding upon us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.


Please consider carefully whether or not you wish to change ownership of your nonqualified annuity if you have elected the MAV Death Benefit, EEB or EEP. If you change ownership of your contract, we will terminate the EEP. This includes both the EEP Part I benefits and the EEP Part II benefits. (See the description of these terms in "Optional Benefits".) In addition, the terms of the MAV Death Benefit and the EEB will change due to a change of ownership. If the attained age of the new owner is greater than 75, the MAV Death Benefit and the EEB will terminate. Otherwise, we will effectively "start over" the MAV Death Benefit and the EEB. We will treat the MAV death benefit and the EEB as if they are issued on the day the change of ownership is made, using the attained age of the new owner as the "issue age" to determine the benefit levels. The account value on the date of the ownership change will be treated as the initial maximum anniversary value under the MAV Death Benefit. The account value on the date of the ownership change will be treated as a "purchase payment" in determining future values of "earnings at death" under the EEB. Please see the descriptions of these riders in "Optional Death Benefits".

The rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force) for any rider that continues after a change of ownership. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change of ownership.


If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in similar capacity, ownership of the contract may be transferred to the annuitant.


Benefits in Case of Death - Standard Death Benefit


We will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

If both you and the annuitant are age 80 or younger on the date of death, the beneficiary receives the greatest of:
o  contract  value;
o  purchase  payments minus  "adjusted  partial  surrenders";  or
o the contract value as of the most recent sixth contract anniversary, plus purchase payments and minus "adjusted partial surrenders" since that anniversary.

If either you or the annuitant is age 81 or older on the date of death, the beneficiary receives the greater of:
o  contract value;  or
o  purchase  payments minus "adjusted partial surrenders."


Adjusted partial surrenders = We calculate an "adjusted partial surrender" for each partial surrender as the following:

              PS x DB
              -------
                CV

Where PS = the partial surrender.
      DB = the  death  benefit  on the  date of (but  prior  to) the  partial surrender.
      CV = contract value on the date of (but prior to) the partial surrender.


Example of standard death benefit calculation when the owner and annuitant are age 80 or younger:
o  You purchase the contract with a payment of $20,000 on Jan.1, 2001.
o On Jan 1, 2007 (the sixth contract anniversary) the contract value grows to $30,000.
o March 1, 2007 the contract value falls to $28,000 at which point you take a $1,500 partial surrender, leaving a contract value of $26,500.

We calculate the death benefit on March 1, 2007 as follows:

The contract value on the most recent sixth contract anniversary:        $30,000

plus purchase payments made since that anniversary:                +0
minus "adjusted partial surrenders" taken since that anniversary
calculated as: ($1,500 x $30,000) / $28,000                        -1,607



for a death benefit of:                                                  $28,392

If you die before your retirement date: When paying the beneficiary, we will process the death claim on the valuation date that our death claim requirements are fulfilled. We will determine the contract's value using the next accumulation unit value. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

Nonqualified annuities: If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force.

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:
o the beneficiary asks us in writing within 60 days after we receive proof of death; and
o payouts begin no later than one year after your death, or other date as permitted by the Code; and
o the payout period does not extend beyond the beneficiary's life or life expectancy.

Qualified annuities: The IRS has issued proposed regulations that will affect distributions from your qualified annuity. These are proposed regulations that may take effect Jan. 1, 2002. The information below is an explanation based on existing law. Contact your tax advisor if you have any questions as to the impact of the new proposed rules on your situation.

If your spouse is the sole beneficiary, your spouse may keep the contract as owner until the date on which the annuitant would have reached age 70 1/2 , or any other date permitted by the Code. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force.

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:
o the beneficiary asks us in writing within 60 days after we receive proof of death; and
o  payouts begin no later than one year after your death; and
o the payout period does not extend beyond the beneficiary's life or life expectancy.


Optional Benefits

Maximum Anniversary Value Death Benefit

The Maximum Anniversary Value Death Benefit (MAV Death Benefit) is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges").

If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the MAV Death Benefit to your contract. Generally, you must elect the MAV Death Benefit at the time you purchase your contract and your rider effective date will be the contract issue date. We reserve the right to discontinue offering the MAV Death Benefit for new contracts.

In some instances the rider effective date for the MAV Death Benefit may be after we issue the contract according to terms determined by us and at our sole discretion.

On the first contract anniversary we set the Maximum Anniversary Value (MAV) equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Every contract anniversary after that, through age 80, we compare the previous anniversary's MAV plus subsequent purchase payments less subsequent adjusted partial surrenders to the current contract value and we reset the MAV if the current contract value is higher. We stop resetting the MAV after you or the annuitant reach age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial surrenders from the MAV.

When annuity payouts begin, or if you terminate the contract for any reason other than death, this rider will terminate.

Terminating the MAV:
o You may terminate the rider within 30 days of the first contract anniversary after the rider effective date.
o You may terminate the rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.
o The rider will terminate when you make a full surrender from the contract or when annuity payouts begin.
o The rider will terminate in the case of spousal continuation or ownership change if the new owner is age 765 or older.

Example:
o  You purchase the contract with a payment of $20,000 on Jan. 1, 2001.
o On Jan. 1, 2002 (the first contract anniversary) the contract value grows to $24,000.
o On March 1, 2002 the contract value falls to $22,000, at which point you take a $1,500 partial surrender, leaving a contract value of $20,500.

We calculate the death benefit on March 1, 2002 as follows:

The MAV immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:

Greatest of your contract anniversary contract values:            $24,000.00
plus purchase payments made since that anniversary:            +0.00
minus adjusted partial surrenders, calculated as:
$1,500 x $24,000 =                                                -1,636.36
----------------
    $22,000

for a death benefit of:                                           $22,363.64

Nonqualified Annuities: If your spouse is the sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid under the MAV Death Benefit. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. If your spouse at the time of your death has reached age 76, the MAV Death Benefit rider will terminate. If your spouse at the time of your death has not yet reached age 76, he or she may choose to continue the MAV Death Benefit rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract at your death.

Qualified Annuities: If your spouse is the sole beneficiary, your spouse may keep the contract as owner until the date on which the annuitant would have reached age 70 1/2 , or any other date permitted by the Code. The contract value will be equal to the death benefit that would otherwise have been paid under the MAV Death Benefit. If your spouse at the time of your death has reached age 76, the MAV death benefit rider will terminate. If your spouse at the time of your death has not yet reached age 76, he or she may choose to continue the MAV Death Benefit rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract at your death.

Earning Enhancement Death Benefit (EEB)

The Enhanced Earnings Death Benefit is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges - Enhanced Earnings Death Benefit Rider Fee"). The EEB provides reduced benefits if you or the annuitant is 70 or older at the rider effective date and it does not provide any additional benefit before the first contract anniversary. Be sure to discuss with your sales representative whether or not the EEB is appropriate for your situation.

If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the EEB to your contract. Generally, you must elect the EEB at the time you purchase your contract and your rider effective date will be the contract issue date. This rider is only available under a nonqualified annuity contract. You may not select this rider if you select the EEP. We reserve the right to discontinue offering the EEB for new contracts.

In some instances the rider effective date for the EEB may be after we issue the contract according to terms determined by us and at our sole discretion.

When annuity payouts begin, or if you terminate the contract for any reason other than death, this rider will terminate.

The EEB provides that if you or the annuitant dies after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:
o the standard death benefit (see "Benefits in Case of Death - Standard Benefit") or the MAV death benefit, if applicable,

PLUS
o 40% of your earnings at death if you and the annuitant were under age 70 on the rider effective date, up to a maximum of 100% of purchase payments not previously surrendered that are one or more years old; or
o 15% of your earnings at death if you or the annuitant were 70 or older on the rider effective date, up to a maximum of 37.5% of purchase payments not previously surrendered that are one or more years old.

Additional death benefits payable under EEB are not included in the adjusted partial surrender calculation.

Earnings at death: for purposes of the EEB and EEP riders, this is an amount equal to the standard death benefit (or the MAV death benefit, if applicable) minus purchase payments not previously surrendered. The earnings at death may not be less than zero and may not be more than 250% of the purchase payments not previously surrendered that are one or more years old.

Terminating the EEB:
o You may terminate the rider within 30 days of the first contract anniversary after the rider effective date.
o You may terminate the rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.
o The rider will terminate when you make a full surrender from the contract or when annuity payouts begin.
o The rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

For an example of how we calculate the death benefit under the EEB, see below.

Example of the Enhanced Earnings Death Benefit:
o You purchase the contract with a payment of $100,000 on Jan. 01, 2001 and you and the annuitant are under age 70. You select the MAV death benefit and the EEB.
o On July 1, 2001 the contract value grows to $105,000. The death benefit on July 1, 2001 equals the standard death benefit, which is the contract value, or $105,000. You have not reached the first contract anniversary so the EEB does not provide any additional benefit at this time.

o On Jan. 1, 2002 the contract value grows to $110,000. The death benefit on July 1, 2001 equals:

   MAV death benefit (contract value)                 :          $110,000

   plus the EEB benefit which equals 40% of earnings at death (MAV death benefit minus payments not previously surrendered):
   0.40 x ($110,000 - $100,000) =                                       +4,000

   Total death benefit of:                                              $114,000

o On Jan. 1, 2003 the contract value falls to $105,000. The death benefit on Jan. 1, 2003 equals:

   MAV death benefit (MAV):                                      $110,000

   plus the EEB benefit (40% of earnings at death):
   0.40 x ($110,000 - $100,000) =                                       +4,000

   Total death benefit of:                                              $114,000

o On Feb. 1, 2003 the contract value remains at $105, 000 and you request a partial surrender of $50,000. We calculate purchase payments not previously surrendered as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial surrender is contract earnings). The death benefit on Feb. 1, 2003 equals:

         MAV death benefit (MAV adjusted for partial surrenders):
         $110,000 - ($50,000*$110,000/$105,000) =                      $57,619

         plus the EEB benefit (40% of earnings at death):
         0.40 x ($57,619 - $55,000) =                                   +1,048

         Total death benefit of:                                      $58,667

o On Jan. 1, 2004 the contract value falls by $40,000. The death benefit on Jan. 1, 2004 equals the death benefit paid on Feb. 1, 2003. The reduction in contract value has no effect.

o On Jan. 1, 2010 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously surrendered that are one or more years old. The death benefit on Jan. 1, 2010 equals:

         MAV death benefit (contract value):                            $200,000

         plus the EEB (40% of earnings at death, up to a maximum of 100% of purchase payments not previously surrendered that are one or more years old)
         .40 x 2.50 x ($55,000)=                                        +55,000

         Total death benefit of:                                        $255,000

o On July 1, 2010 you make an additional purchase payment of $50,000 and your contract value grows to $250,000. The new purchase payment is less than one year old and so it has no effect on the EEB value. The death benefit on July 1, 2010 equals:

         MAV death benefit (contract value):                            $250,000

         plus the EEB (40% of earnings at death, up to a maximum of 100% of purchase payments not previously surrendered that are one or more years old)
         .40 x 2.50 x ($55,000)=                                         +55,000

         Total death benefit of:                                        $305,000

o On July 1, 2011 the contract value remains $250,000 and the "new" purchase payment is one year old. The value of the EEB changes. The death benefit on July 1, 2011 equals:

         MAV death benefit (contract value):                            $250,000

         plus the EEB benefit which equals 40% of earnings at death (the standard death benefit minus payments not previously surrendered):
         0.40 x ($250,000 - $105,000) =                                  +58,000

         Total death benefit of:                                        $308,000


If your spouse is the sole beneficiary and your spouse elects to continue the contract, we will pay an amount into the contract so that the contract value equals the total death benefit payable under the EEB. If your spouse at the time of your death has reached age 76, the EEB rider will terminate. If your spouse at the time of your death has not yet reached age 76, he or she may choose to continue the EEB. In this case, the following conditions will apply:

o the rider will continue, but we will treat the new contract value on the date of death (after the additional amount is paid into the contract) as if it is a purchase payment in calculating future values of "earnings at death."
o the percentages of "earnings at death " payable will be based on your spouse's age at the time of your death.
o the rider charges described in "Charges - Enhanced Earnings Death Benefit Rider Fee" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract at your death.

NOTE: For special tax considerations associated with the EEB, see "Taxes."

Enhanced Earnings Plus Death Benefit (EEP)

The EEP is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The EEP provides reduced benefits if you or the annuitant are 70 or older at the rider effective date, it does not provide any additional benefit before the first contract anniversary and it does not provide any benefit beyond what is offered under the EEB during the second contract year. Be sure to discuss with your sales representative whether or not the EEP is appropriate for your situation.

If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the EEP to you contract. You must elect the EEP at the time you purchase your contract and your rider effective date will be the contract issue date. This rider is only available under nonqualified annuities purchased through an exchange. You may not select this rider if you select the EEB. We reserve the right to discontinue offering the EEP for new contracts.

When annuity payouts begin, or if you terminate the contract for any reason other than death, this rider will terminate.

The EEP provides that if you or the annuitant dies after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

o EEP Part I benefits, which equal the benefits payable under the EEB described above;

PLUS


o EEP Part II benefits, which equal a percentage of exchange purchase payments identified at issue not previously surrendered as follows:



                           Percentage if you and the annuitant are     Percentage if you or the annuitant are
Contract year              under age 70 on the rider effective date    70 or older on the rider effective date
One and Two                                 0%                                          0%
Three and Four                              10%                                         3.75%
Five or more                                20%                                         7.5%



Additional death benefits payable under EEP are not included in the adjusted partial surrender calculation.

If after 6 months, no exchange purchase payments have been received, we will contact you and you will have an additional 30 days to follow-up on exchange purchase payments identified at issue but not received by us. If after these 30 days, we have not received any exchange purchase payments, we will convert the EEP rider into an EEB.

Terminating the EEP:
o You may terminate the rider within 30 days of the first contract anniversary after the rider effective date.
o You may terminate the rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.
o The rider will terminate when you make a full surrender from the contract or when annuity payouts begin.
o The rider will terminate in the case of spousal continuation or ownership change.

Another way to describe the benefits payable under the EEP rider is as follows:


o  the standard  death benefit (see  "Benefits in Case of Death - Standard Death
   Benefit") or the MAV death benefit, if applicable PLUS


------------------------------------- ----------------------------------- -----------------------------------
Contract year                         If you and the annuitant are        If you or the annuitant are age 70
                                      under age 70 on the rider           or older on the rider effective
                                      effective date, add...              date, add...
------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------
1                                     Zero                                Zero
------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------
2                                     40% x earnings at death (see        15% x earnings at death
                                      above)
------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------
3 & 4                                 40% x (earnings at death) + 10%     15% x (earnings at death) + 3.75%
                                      of exchanged purchase payments*     of exchanged purchase payments*
------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------
5+                                    40% x (earnings at death) + 20%     15% x (earnings at death) + 7.5%
                                      of exchanged purchase payments*     of exchanged purchase payments*
------------------------------------- ----------------------------------- -----------------------------------

* Exchange purchase payments are purchase payments exchanged from another contract that are identified at issue and not previously surrendered.


The company is not responsible for identifying exchanged purchase payments if we did not receive proper notification from the company from which the purchase payments are exchanged.

Example of the Enhanced Earnings Plus Death Benefit:
o You purchase the contract with an exchanged purchase payment of $100,000 on Jan. 01, 2001 and you and the annuitant are under age 70. You select the MAV death benefit and the EEP.
o On July 1, 2001 the contract value grows to $105,000. The death benefit on July 1, 2001 equals the standard death benefit, which is the contract value, or $105,000. You have not reached the first contract anniversary so neither the EEP Part I nor Part II provides any additional benefit at this time.

o On Jan. 1, 2002 the contract value grows to $110,000. You have not reached the second contract anniversary so the EEP-Part II does not provide any additional benefit at this time. The death benefit on July 1, 2001 equals:

         MAV death benefit (contract value):                           $110,000

         plus the EEP Part I benefit which equals 40% of earnings at death (the MAV death benefit minus purchase payments not previously surrendered):
         0.40 x ($110,000 - $100,000) =                           +4,000

               Total death benefit of:                                  $114,000

o On Jan. 1, 2003 the contract value falls to $105,000. The death benefit on Jan. 1, 2003 equals:

         MAV death benefit (MAV):                                     $110,000

         plus the EEP Part I benefit (40% of earnings at death):
         0.40 x ($110,000 - $100,000) =                               +4,000

         plus the EEP Part II which in the third contract year equals 10% of exchange purchase payments identified at issue and not previously surrendered:
         0.10 x $100,000 =                                            +10,000

         Total death benefit of:                                     $124,000

o On Feb. 1, 2003 the contract value remains at $105, 000 and you request a partial surrender of $50,000. We calculate purchase payments not previously surrendered as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial surrender is contract earnings). The death benefit on Feb. 1, 2003 equals:

         MAV death benefit (MAV adjusted for partial surrenders):
         $110,000 - ($50,000/$105,000*$110,000) =                   $57,619

         plus the EEP Part I benefit (40% of earnings at death):
         0.40 x ($57,619 - $55,000) =                                     +1,048

         plus the EEP Part II which in the third contract year equals 10% of exchange purchase payments identified at issue and not previously surrendered:
         0.10 x $55,000 =                                           +5,500

         Total death benefit of:                                         $64,167

o On Jan. 1, 2004 the contract value falls by $40,000. The death benefit on Jan. 1, 2004 equals the death benefit paid on Feb. 1, 2003. The reduction in contract value has no effect.

o On Jan. 1, 2010 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously surrendered that are one or more years old. Because we are beyond the fourth contract anniversary the EEP also reaches its maximum of 20%. The death benefit on Jan. 1, 2010 equals:

         MAV death benefit (contract value):                            $200,000

         plus the EEP Part I (40% of earnings at death, up to a maximum of 100% of purchase payments not previously surrendered that are one or more years old)
         .40 x (2.50 x $55,000)=                                        +55,000

         plus the EEP Part II which after the fourth contract
         year equals 20% of exchange purchase payments identified at issue
         and not previously surrendered: 0.20 x $55,000 =               +11,000

         Total death benefit of:                                        $266,000

o On July 1, 2010 you make an additional purchase payment of $50,000 and your contract value grows to $250,000. The new purchase payment is less than one year old and so it has no effect on either the EEP Part I or EEP Part II values. The death benefit on July 1, 2010 equals:

         MAV death benefit (contract value):                            $250,000

         plus the EEP Part I (40% of earnings at death, up to a maximum of 100% of purchase payments not previously surrendered that are one or more years old)
         .40 x (2.50 x $55,000)=                                        +55,000

         plus the EEP Part II, which after the fourth contract year equals 20% of exchange purchase payments identified at issue and not previously
         surrendered: 0.20 x $55,000 =                                  +11,000

         Total death benefit of:                                        $316,000

o On July 1, 2011 the contract value remains $250,000 and the "new" purchase payment is one year old. The value of the EEP Part I changes but the value of the EEP Part II remains constant. The death benefit on July 1, 2011 equals:

         MAV death benefit (contract value):                            $250,000

         plus the EEP Part I benefit which equals 40% of earnings at death (the MAV death benefit minus payments not previously surrendered):
         0.40 x ($250,000 - $105,000) =                                 +58,000

         plus the EEP Part II, which after the fourth contract
         year equals 20% of exchange purchase payments identified at issue
         and not previously surrendered: 0.20 x $55,000 =               +11,000

         Total death benefit of:                                        $319,000

If your spouse is sole beneficiary and your spouse elects to continue the contract, we pay an amount into the contract so that the contract value equals the total death benefit payable under the EEP. The rider will terminate, but the standard death benefit (or the MAV death benefit, if applicable) will apply.

NOTE: For special tax considerations associated with the EEP, see "Taxes."



The Annuity Payout Period

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the settlement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your settlement date (less any applicable premium tax). You may reallocate this contract value to the fixed account to provide fixed dollar payouts and/or among the subaccounts to provide variable annuity payouts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

Amounts of fixed and variable payouts depend on:

o  the annuity payout plan you select;
o  the annuitant's age and, in most cases, sex;
o  the annuity table in the contract; and
o  the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

Annuity Tables

The annuity tables in your contract show the amount of the monthly payment for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

Table A shows the amount of the first variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts.
If you ask us at least 30 days before the settlement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. Using the 5% Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

Annuity Payout Plans

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

o Plan A: Life annuity -- no refund: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

o Plan B: Life annuity with five, ten or 15 years certain: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the settlement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

o Plan C: Life annuity -- installment refund: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

o Plan D: Joint and last survivor life annuity -- no refund: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

o Plan E: Payouts for a specified period: We make monthly payouts for a specific payout period of 10 to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. The discount rate we use in the calculation will vary between 3.50% and 5.00% depending on the applicable assumed investment rate. You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. A 10% IRS penalty tax could apply if you take a surrender. (See "Taxes.")

Annuity payout plan requirements for qualified annuities: If you purchased a qualified annuity, you have the responsibility for electing a payout plan that complies with your contract and with applicable law. The payout plan options will meet certain IRS regulations governing required minimum distributions if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

o in equal or substantially equal payments over a period not longer than the life of the annuitant or over the life of the annuitant and designated beneficiary; or
o in equal or substantially equal payments over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary; or
o over a period certain not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.

If we do not receive instructions: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

If monthly payouts would be less than $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

Death after annuity payouts begin: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

Taxes

Generally, under current law, your contract has a tax deferral feature. This means any increase in the value of the fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or surrender (see detailed discussion below). Any portion of the annuity payouts and any surrenders you request that represent ordinary income are normally taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements.

Annuity payouts under nonqualified annuities: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

Tax law requires that all nonqualified deferred annuities issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

Qualified annuities: When your contract is used to fund a retirement plan that is already tax deferred under the Code, the contract will not provide any necessary or additional tax deferral for that retirement plan. If your contract is used to fund a 401(k) plan, your rights to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan or adoption agreement or consult a tax advisor for more information about your distribution rules.

Annuity payouts under qualified annuities (except Roth IRAs): Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax except to the extent that contributions were made with after-tax dollars. If you or your employer invested in your contract with deductible or pre-tax dollars as part of a tax-deferred retirement plan, such amounts are not considered to be part of your investment in the contract and will be taxed when paid to you from the plan.

Surrenders: For qualified annuities under 401(a) and 401(k) plans, we will surrender your annuity to the plan's trustee for the benefit of your account. For other qualified annuities and nonqualified annuities, if you surrender part or all of your contract before your annuity payouts begin, your surrender payment will be taxed to the extent that the value of your contract immediately before the surrender exceeds your investment. You also may have to pay a 10% IRS penalty for surrenders you make before reaching age 591/2 unless certain exceptions apply.

Death benefits to beneficiaries under nonqualified annuities: The death benefit under a contract is not tax exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.

Death benefits to beneficiaries under qualified annuities: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments from the plan. If, under your 401(k) plan you or your employer made after-tax contributions to your contract, the portion of any distribution from the plan that represents after-tax contributions are not taxable as ordinary income to your beneficiary. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.


Special Considerations if you select one of the death benefit riders (MAV, EEB or EEP): As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the 10% tax penalty for surrenders before the age of 591/2, if applicable.

We reserve the right to report charges for these riders as partial surrenders if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report the benefits attributable to these riders on the death of you or annuitant as an annuity death benefit distribution, not as proceeds for life insurance.


Annuities owned by corporations, partnerships or trusts: For nonqualified annuities any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax-deferred.

Penalties: If you receive amounts from your contract (or, if applicable, from the plan) before reaching age 591/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. If you receive amounts from your SIMPLE IRA before reaching age 591/2, generally the IRS penalty provisions apply. However, if you receive these amounts before age 591/2 and within the first two years of your participation in the SIMPLE IRA plan, the IRS penalty will be assessed at a rate of 25% instead of 10%. However, this penalty will not apply to any amount received by you:

o  because of your death;
o  because you become disabled (as defined in the Code);
o if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or
o if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).

For qualified annuities under 401(a), 401(k) plans or TSA's, other exceptions may apply if you surrender your contract before your plan specifies that payouts can be made.

Withholding, generally: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual tax return.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full surrender), we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.

Some states also impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding. The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

Withholding from qualified annuities: If you receive directly all or part of the contract value from a qualified annuity (except an IRA, Roth IRA, SIMPLE IRA or SEP), mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time payout is made from the plan. This mandatory withholding is in place of the elective withholding discussed above. This mandatory withholding will not be imposed if:

o instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;

o the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more; or

o  the payout is a minimum distribution required under the Code.

Payments we make to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.

Transfer of ownership of a nonqualified annuity: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be a surrender for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer.

Collateral assignment of a nonqualified annuity: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a surrender.

Important: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

Tax qualification: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

Voting Rights

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

o  the reserve held in each  subaccount for your  contract;  divided by
o  the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

Substitution of Investments

We may substitute the funds in which the subaccounts invest if:

o  laws or regulations change;
o  the existing funds become unavailable; or
o  in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute the funds currently listed in this prospectus for other funds.

We may also:

o  add new subaccounts;
o  combine any two or more subaccounts;
o  make additional  subaccounts  investing in additional funds;
o  transfer assets to and from the  subaccounts or the variable  account;  and
o  eliminate or close any subaccounts.

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments. We will notify you of any substitution or change.

About the Service Providers

Issuer and Principal Underwriter

IDS Life issues and is the principal underwriter for the contracts. IDS Life is a stock life insurance company organized in 1957 under the laws of the State of Minnesota and is located at 70100 AXP Financial Center, Minneapolis, MN 55474. IDS Life conducts a conventional life insurance business.

IDS Life is a wholly-owned subsidiary of AEFC, which itself is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City. The AEFC family of companies offers not only insurance and annuities, but also mutual funds, investment certificates, and a broad range of financial management services. American Express Financial Advisors Inc. (AEFA) serves individuals and businesses through its nationwide network of more than 600 supervisory offices, more than 3,800 branch offices and more than 10,700 advisors.

IDS Life pays commissions for sales of the contracts of up to 7% of the total purchase payments to AEFA. This revenue is used to cover distribution costs that include compensation to advisors and field leadership for the selling advisors. These commissions consist of a combination of time of sale and on-going service/trail commissions (which, when totaled, could exceed 7% of purchase payments). From time to time, IDS Life will pay or permit other promotional incentives, in cash or credit or other compensation

Legal Proceedings

A number of lawsuits have been filed against life and health insurers in jurisdictions in which IDS Life and AEFC do business involving insurers' sales practices, alleged agent misconduct, failure to properly supervise agents and other matters. IDS Life and AEFC, like other life and health insurers, from time to time are involved in such litigation. On December 13, 1996, an action entitled Lesa Benacquisto and Daniel Benacquisto v. IDS Life Insurance Company and American Express Financial Corporation was commenced in Minnesota state court. The action is brought by individuals who replaced an existing IDS Life insurance policy with a new IDS Life policy. The plaintiffs purport to represent a class consisting of all persons who replaced existing IDS Life policies with new IDS Life policies from and after January 1, 1985.

The complaint puts at issue various alleged sales practices and misrepresentations, alleged breaches of fiduciary duties and alleged violations of consumer fraud statutes. Plaintiffs seek damages in an unspecified amount and also seek to establish a claims resolution facility for the determination of individual issues. IDS Life and AEFC filed an answer to the complaint on February 18, 1997, denying the allegations. A second action, entitled Arnold Mork, Isabella Mork, Ronald Melchert and Susan Melchert v. IDS Life Insurance Company and American Express Financial Corporation was commenced in the same court on March 21, 1997. In addition to claims that are included in the Benacquisto lawsuit, the second action includes an allegation of improper replacement of an existing IDS Life annuity contract. It seeks similar relief to the initial lawsuit.

On October 13, 1998, an action entitled Richard W. and Elizabeth J. Thoresen v. American Express Financial Corporation, American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and IDS Life Insurance Company of New York was also commenced in Minnesota state court. The action was brought by individuals who purchased an annuity in a qualified plan. They allege that the sale of annuities in tax-deferred contributory retirement investment plans
(e.g., IRAs) is never appropriate. The plaintiffs purport to represent a class consisting of all persons who made similar purchases. The plaintiffs seek damages in an unspecified amount, including restitution of allegedly lost investment earnings and restoration of contract values.

In January 2000, AEFC reached an agreement in principle to settle the three class-action lawsuits described above. It is expected the settlement will provide $215 million of benefits to more than two million participants and for release by class members of all insurance and annuity market conduct claims dating back to 1985.

In August, 2000 an action entitled Lesa Benacquisto, Daniel Benacquisto, Richard Thoresen, Elizabeth Thoresen, Arnold Mork, Isabella Mork, Ronald Melchert and Susan Melchert v. American Express Financial Corporation, American Express Financial Advisors, American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and IDS Life Insurance Company of New York was commenced in the United States District Court for the District of Minnesota. The complaint put at issue various alleged sales practices and misrepresentations and allegations of violations of federal laws.

In September, 2000 the plaintiffs filed a consolidated complaint in State Court alleging the same claims as the previous actions.

On October 2, 2000 the District Court, Fourth Judicial District for the State of Minnesota, County of Hennepin and the United States District Court for the District of Minnesota entered an order conditionally certifying a class for settlement purposes, preliminarily approving the class settlement, directing the issuance of a class notice to the class and scheduling a hearing to determine the fairness of settlement for March, 2001.

On March 6, 2001 the District Court, Fourth Judicial District for the State of Minnesota, County of Hennepin and the United States District Court for the District of Minnesota heard oral arguments on plaintiffs' motions for final approval of the class action settlement. Six motions to intervene were filed together with objections to the proposed settlement. We are awaiting a final order from the court.


[To be updated upon amendment]


Table of Contents of the Statement of Additional Information

Performance Information
Calculating Annuity Payouts
Rating Agencies
Principal Underwriter
Independent Auditors
Financial Statements

                       STATEMENT OF ADDITIONAL INFORMATION

                                       for


        AMERICAN EXPRESS(R)RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY


                          IDS Life Variable Account 10


                                  Aug. 6, 2001


IDS Life Variable Account 10 is a separate account established and maintained by IDS Life Insurance Company (IDS Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number below. The prospectus is incorporated in this SAI by reference.


IDS Life Insurance Company
70100 AXP Financial Center
Minneapolis, MN 55474
800-862-7919

American Express Retirement Advisor Advantage Variable Annuity II
IDS Life Variable Account 10

                                TABLE OF CONTENTS


Performance Information..............................................p. 3

Calculating Annuity Payouts..........................................p. 17

Rating Agencies......................................................p. 18

Principal Underwriter................................................p. 18

PERFORMANCE INFORMATION

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

Average Annual Total Return

We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                                  P(1+T)n = ERV

where:         P =  a hypothetical initial payment of $1,000
               T =  average annual total return
               n =  number of years
             ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)

We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the subaccounts began investing in the funds. We also show performance from the commencement date of the funds as if the contract existed at that time, which it did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

Average Annual Total Return For Nonqualified Annuities (Without Purchase Payment
Credits) Without Surrender For Periods Ending Dec. 31, 2000


                                                            Performance since
                                                           commencement of the                Performance since
                                                               subaccount                 commencement of the funda
                                                                         Since                                     Since
Subaccount  Investing In:                                 1 Year      Commencement   1 Year  5 Years  10 Years  Commencement
----------  -------------                                 ------      ------------   ------  -------  --------  ------------
            AXP(R) VARIABLE PORTFOLIO -
   BC1            Blue Chip Advantage Fund (9/99;9/99)b  (11.38%)        0.21%     (11.38%)    --%      --%       0.21%
   BD1            Bond Fund (9/99;10/81)                   4.36          4.59        4.36     3.80     7.24       9.35
   CR1            Capital Resource Fund (9/99;10/81)     (18.30)         (3.73)    (18.30)   10.09    12.14      12.82
   CM1            Cash Management Fund (9/99;10/81)        4.78          4.58        4.78     4.14     3.66       5.50
   DE1            Diversified Equity Income Fund          (1.78)         1.97       (1.78)     --       --        1.97
                  (9/99;9/99)
   EM1            Emerging Markets Fund (5/00;5/00)         --         (27.07)c       --       --       --      (27.07)d
   ES1            Equity Select Fund (5/01;5/01)e           --            --          --       --       --         --
   EI1            Extra Income Fund (9/99;5/96)          (10.23)        (7.02)     (10.23)     --       --        1.15
   FI1            Federal Income Fund (9/99;9/99)          7.39          5.67        7.39      --       --        5.67
   GB1            Global Bond Fund (9/99;5/96)             2.22          1.84        2.22      --       --        2.86
   GR1            Growth Fund (9/99;9/99)                (20.11)        (3.28)     (20.11)     --       --       (3.28)
   IE1            International Fund (9/99;1/92)         (25.69)        (3.26)     (25.69)    6.28      --        7.24
   MF1            Managed Fund (9/99;4/86)                (3.28)         5.09       (3.28)   11.57    11.81      10.70
   ND1            New Dimensions Fund(R)(9/99;5/96)      (10.00)         6.99      (10.00)     --       --       16.60
                  Partners Small Cap Value Fund             --            --          --       --       --         --
                  (----;----)
   IV1            S&P 500 Index Fund (5/00;5/00)            --         (10.46)c       --       --       --      (10.46)d
   SC1            Small Cap Advantage Fund (9/99;9/99)     3.13         12.54        3.13      --       --       12.54
                  Stock Fund (____;____)                    --            --          --       --       --         --
   SA1            Strategy Aggressive Fund (9/99;1/92)   (19.86)        17.44      (19.86)   12.10      --       11.23
            CALVERT VARIABLE SERIES, INC.
   1SR            Social Balanced Portfolio (5/00;9/86)   (4.20)        (6.48)      (4.20)   10.20    10.14       9.47



Average Annual Total Return For Nonqualified Annuities (Without Purchase Payment
Credits) Without Surrender For Periods Ending Dec. 31, 2000


                                                            Performance since
                                                           commencement of the                Performance since
                                                                subaccount                Commencement of the funda
                                                                       Since                                      Since
Subaccount  Investing In:                                 1 Year    Commencement    1 Year  5 Years  10 Years  Commencement
----------  -------------                                 ------    ------------    ------  -------  --------  ------------
            FRANKLIN TEMPLETON VIP TRUST
   1RE            Franklin Real Estate Fund -             30.29         19.97       30.29     9.36    12.37       9.34
                  Class 2 (9/99;1/89) b, f
   1SI            Franklin Value Securities Fund -        23.78         16.72       23.78      --       --       (1.49)
                  Class 2 (9/99;5/98) f
            GOLDMAN SACHS VIT
   1UE            CORESM U.S. Equity Fund (9/99;2/98)g   (10.52)         0.19      (10.52)     --       --        8.10
   1MC            Mid Cap Value Fund (9/99;5/98)          29.78         18.46       29.78      --       --        3.32
            JANUS ASPEN SERIES
   1GT            Global Technology Portfolio: Service      --         (32.69)c       --       --       --      (34.77)d
                  Shares (5/00;1/00)h
   1IG            International Growth Portfolio:        (16.99)       (29.76)     (16.99)   21.92      --       19.40
                  Service Shares (5/00;5/94)h
            LAZARD RETIREMENT SERIES
   1IP            International Equity Portfolio         (10.50)        (2.93)     (10.50)     --       --        8.29
                  (9/99;9/98)
            MFS(R)
   1MG            Investors Growth Stock Series -         (7.24)       (15.27)      (7.24)     --       --       16.55
                  Service Class (previously MFS(R)Growth
                  Series) (5/00;5/99)i
   1MD            New Discovery Series - Service Class    (3.09)       (10.39)      (3.09)     --       --       21.72
                  (5/00;5/98)i




            PUTNAM VARIABLE TRUST
   1VS            Putnam VT Vista Fund - Class IB         (5.05)        22.25       (5.05)      --      --       20.02
                  Shares (9/99;1/97)j
            WANGER
   1IT            International Small Cap (9/99;5/95)    (28.68)         6.37      (28.68)   18.65      --       22.42
   1SP            U.S. Small Cap (9/99;5/95)              (9.08)         3.60       (9.08)   17.64      --       18.36
            WELLS FARGO VT
   1AA            Asset Allocation Fund (5/01;4/94)k        --            --         0.01    12.15      --       13.02
   1WI            International Equity Fund (5/01;7/00)k    --            --          --       --       --      (10.81)d
   1SG            Small Cap Growth Fund (5/01;5/95)k        --            --       (23.31)    8.68      --       10.43

a    Current  applicable  charges deducted from fund  performance  include a $30 contract  administrative charge and a 0.95% mortality and expense risk fee.
     Premium taxes are not reflected in these total returns.
b    (Commencement date of the subaccount; Commencement date of the fund)
c    Cumulative  return  (not  annualized)   since   commencement  date  of  the
     subaccount.
d    Cumulative return (not annualized) since commencement date of the fund.
e    Fund had not commenced operations as of Dec. 31, 2000.
f    Ongoing stock market  volatility can  dramatically  change the fund's short term  performance;  current  results may differ.  Because no Class 2 shares were issued until Jan. 6, 1999  standardized  Class 2 performance for prior periods  represents the historical  results of Class 1 Shares.  For periods beginning  Jan. 6, 1999 Class 2's results  reflect an additional  12b-1 fee expense which also affects all future performance.
g    CORESM is a service mark of Goldman, Sachs & Co.
h    The returns shown for the Service  Shares of these  Portfolios  reflect the historical  performance of a different  class of shares (the  Institutional
     Shares)  prior to Dec.  31,  1999,  restated  based on the Service  Shares'
     estimated fees and expenses (ignoring any fee and expense limitations).
i    Service Class chares  commenced  operations  in 5/00.  Service Class shares carry a 0.20%  annual  Rule  12b-1 fee.  Service  Class  share  performance includes the  performance  of the series'  Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended  performance  figures  have not been  adjusted to take into account differences in the  class-specific  operating  expenses (such as Rule 12b-1 fees).  Because operating  expenses of Service Class shares are higher than those of Initial class shares,  the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
j    Performance  information for Class IB shares for periods prior to April 30,
     1998 for  Putnam VT Vista  Fund is based on the  performance  of the fund's
     Class IA shares (not offered as an investment  option)  adjusted to reflect the fees  paid by Class IB  shares,  including  a Rule  12b-1 fee of 0.15%.
     Please  note that as of May 1, 2001 the Rule  12b-1  fee will  increase  to
     0.25%.
k    Subaccount had not commenced operations as of Dec. 31, 2000.



Average Annual Total Return For Nonqualified Annuities (Without Purchase Payment
Credits) With a Seven-Year Surrender Charge Schedule For Periods Ending Dec. 31,
2000


                                                           Performance since
                                                          commencement of the                Performance since
                                                               subaccount                Commencement of the funda
                                                                        Since                                     Since
Subaccount  Investing In:                                1 Year      Commencement   1 Year  5 Years  10 Years  Commencement
----------  -------------                                ------      ------------   ------  -------  --------  ------------
            AXP(R) VARIABLE PORTFOLIO -
   BC1            Blue Chip Advantage Fund (9/99;9/99)b  (16.89%)       (4.71%)    (16.89%)    --       --%      (4.71%)
   BD1            Bond Fund (9/99;10/81)                  (2.24)        (0.58)      (2.24)    2.93     7.24       9.35
   CR1            Capital Resource Fund (9/99;10/81)     (23.32)        (8.43)     (23.32)    9.40    12.14      12.82
   CM1            Cash Management Fund (9/99;10/81)       (1.85)        (0.59)      (1.85)    3.27     3.66       5.50
   DE1            Diversified Equity Income Fund          (7.95)        (3.05)      (7.95)     --       --       (3.05)
                  (9/99;9/99)
   EM1            Emerging Markets Fund (5/00;5/00)         --         (31.47)c       --       --       --      (31.47)d
   ES1            Equity Select Fund (5/01;5/01)e           --            --          --       --       --         --
   EI1            Extra Income Fund (9/99;5/96)          (15.82)       (11.53)     (15.82)     --       --        0.13
   FI1            Federal Income Fund (9/99;9/99)          0.58          0.45        0.58      --       --        0.45
   GB1            Global Bond Fund (9/99;5/96)            (4.24)        (3.18)      (4.24)     --       --        1.88
   GR1            Growth Fund (9/99;9/99)                (25.00)        (8.00)     (25.00)     --       --       (8.00)
   IE1            International Fund (9/99;1/92)         (30.20)        (7.98)     (30.20)    5.48      --        7.24
   MF1            Managed Fund (9/99;4/86)                (9.35)        (0.10)      (9.35)   10.92    11.81      10.70
   ND1            New Dimensions Fund(R)(9/99;5/96)      (15.60)         1.69      (15.60)     --       --       15.98
                  Partners Small Cap Value Fund             --            --          --       --       --         --
   IV1            S&P 500 Index Fund (5/00;5/00)            --         (16.03)c       --       --       --      (16.03)d
   SC1            Small Cap Advantage Fund (9/99;9/99)    (3.39)         7.27       (3.39)     --       --        7.27
                  Stock Find (____;____)                    --            --          --       --       --         --
   SA1            Strategy Aggressive Fund (9/99;1/92)   (24.77)        12.24      (24.77)   11.46      --       11.23
            CALVERT VARIABLE SERIES, INC.
   1SR            Social Balanced Portfolio (5/00;9/86)  (10.20)       (15.11)     (10.20)    9.51    10.14       9.47
            FRANKLIN TEMPLETON VIP TRUST
   1RE            Franklin Real Estate Fund - Class 2     23.29         14.81       23.29     8.65    12.37       9.34
                  (9/99;1/89)f
   1SI            Franklin Value Securities Fund -        16.78         11.52       16.78      --       --       (3.85)
                  Class 2 (9/99;5/98)f
            GOLDMAN SACHS VIT
   1UE            CORESM U.S. Equity Fund (9/99;2/98)g   (16.09)        (4.73)     (16.09)     --       --        5.96
   1MC            Mid Cap Value Fund (9/99;5/98)          22.78         13.28       22.78      --       --        0.81



Average Annual Total Return For Nonqualified Annuities (Without Purchase Payment
Credits) With a Seven-Year Surrender Charge Schedule For Periods Ending Dec. 31,
2000


                                                           Performance since
                                                          commencement of the                Performance since
                                                               subaccount                commencement of the funda
                                                                      Since                                     Since
Subaccount  Investing In:                                1 Year    Commencement   1 Year  5 Years  10 Years  Commencement
----------  -------------                                ------    ------------   ------  -------  --------  ------------
            JANUS ASPEN SERIES
   1GT            Global Technology Portfolio: Service      --         (36.71)c       --       --       --      (38.63)d
   1IG            International Growth Portfolio:        (22.10)       (36.09)     (22.10)   21.46      --       19.29
                  Service Shares (5/00;5/94)h
            LAZARD RETIREMENT SERIES
   1IP            International Equity Portfolio         (16.06)        (7.68)     (16.06)     --       --        5.55
                  (9/99;9/98)
            MFS(R)
   1MG            Investors Growth Stock Series -        (13.04)       (23.02)     (13.04)     --       --       12.71
                  Service Class (previously MFS(R)
                  Growth Series (5/00;5/99)I
   1MD            New Discovery Series - Service Class    (9.17)       (18.63)      (9.17)     --       --       19.80
                  (5/00;5/98)I
            PUTNAM VARIABLE TRUST
   1VS            Putnam VT Vista Fund - Class IB        (10.99)        17.12      (10.99)     --       --       19.14
                  Shares (9/99;1/97)j
            WANGER
   1IT            International Small Cap (9/99;5/95)    (32.97)         1.11      (32.97)   18.14      --       22.14
   1SP            U.S. Small Cap (9/99;5/95)             (14.74)        (1.51)     (14.74)   17.11      --       18.03
            WELLS FARGO VT
   1AA            Asset Allocation Fund (5/01;4/94)k        --            --        (6.29)   11.51      --       12.87
   1WI            International Equity Fund                 --            --          --       --       --      (16.35)d
                  (5/01;7/00)k
   1SG            Small Cap Growth Fund (5/01;5/95)k        --            --       (27.98)    7.96      --        9.98

a    Current  applicable  charges deducted from fund  performance  include a $30 contract  administrative charge and a 0.95% mortality and expense risk fee.
     Premium taxes are not reflected in these total returns.
b    (Commencement date of the subaccount; Commencement date of the fund)
c    Cumulative  return  (not  annualized)   since   commencement  date  of  the
     subaccount.
d    Cumulative return (not annualized) since commencement date of the fund.
e    Fund had not  commenced  operations  as of Dec. 31,  2000. f Ongoing  stock
     market   volatility   can   dramatically   change  the  fund's  short  term
     performance;  current  results may  differ.  Because no Class 2 shares were issued  until  Jan.  6, 1999  standardized  Class 2  performance  for prior periods  represents the historical  results of Class 1 Shares.  For periods beginning  Jan. 6, 1999 Class 2's results  reflect an additional  12b-1 fee expense which also affects all future performance.
g    CORESM is a service mark of Goldman, Sachs & Co.
h    The returns shown for the Service  Shares of these  Portfolios  reflect the historical  performance of a different  class of shares (the  Institutional
     Shares)  prior to Dec.  31,  1999,  restated  based on the Service  Shares'
     estimated fees and expenses (ignoring any fee and expense limitations).
i    Service Class chares  commenced  operations  in 5/00.  Service Class shares carry a 0.20%  annual  Rule  12b-1 fee.  Service  Class  share  performance includes the  performance  of the series'  Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended  performance  figures  have not been  adjusted to take into account differences in the  class-specific  operating  expenses (such as Rule 12b-1 fees).  Because operating  expenses of Service Class shares are higher than those of Initial class shares,  the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
j    Performance  information for Class IB shares for periods prior to April 30,
     1998 for  Putnam VT Vista  Fund is based on the  performance  of the fund's
     Class IA shares (not offered as an investment  option)  adjusted to reflect the fees  paid by Class IB  shares,  including  a Rule  12b-1 fee of 0.15%.
     Please  note that as of May 1, 2001 the Rule  12b-1  fee will  increase  to
     0.25%. kSubaccount had not commenced operations as of Dec. 31, 2000.



Average Annual Total Return For Nonqualified Annuities (Without Purchase Payment
Credits) With a Ten-Year  Surrender  Charge Schedule For Periods Ending Dec. 31,
2000


                                                           Performance since
                                                          commencement of the                Performance since
                                                               subaccount                Commencement of the funda
                                                                      Since                                     Since
Subaccount  Investing In:                                1 Year    Commencement    1 Year  5 Years  10 Years  Commencement
----------  -------------                                ------    ------------    ------  -------  --------  ------------
            AXP(R) VARIABLE PORTFOLIO -
   BC1            Blue Chip Advantage Fund (9/99;9/99)b  (17.67%)       (5.42%)    (17.67%)    --       --       (5.42%)
   BD1            Bond Fund (9/99;10/81)                  (3.19)        (1.32)      (3.19)    2.57     7.13       9.35
   CR1            Capital Resource Fund (9/99;10/81)     (24.04)        (9.11)     (24.04)    9.12    12.07     (12.82)
   CM1            Cash Management Fund (9/99;10/81)       (2.80)        (1.33)      (2.80)    2.92     3.51       5.50
   DE1            Diversified Equity Income Fund          (8.83)        (3.77)      (8.83)     --       --       (3.77)
                  (9/99;9/99)
   EM1            Emerging Markets Fund (5/00;5/00)         --         (32.10)c       --       --       --      (32.10)d
   ES1            Equity Select Fund (5/01;5/01)e           --            --          --       --       --         --
   EI1            Extra Income Fund (9/99;5/96)          (16.61)       (12.18)     (16.61)     --       --       (0.26)
   FI1            Federal Income Fund (9/99;9/99)         (0.40)        (0.31)      (0.40)     --       --       (0.31)
   GB1            Global Bond Fund (9/99;5/96)            (5.16)        (3.90)      (5.16)     --       --        1.47
   GR1            Growth Fund (9/99;9/99)                (25.70)        (8.68)     (25.70)     --       --       (8.68)
   IE1            International Fund (9/99;1/92)         (30.84)        (8.66)     (30.84)    5.16      --        7.04
   MF1            Managed Fund (9/99;4/86)               (10.22)        (0.85)     (10.22)   10.65    11.74      10.70
   ND1            New Dimensions Fund(R)(9/99;5/96)       (16.40)        0.93      (16.40)     --       --       15.73
                  Partners Small Cap Value Fund             --            --          --       --       --         --
   IV1            S&P 500 Index Fund (5/00;5/00)            --         (16.82)c       --       --       --      (16.82)d
   SC1            Small Cap Advantage Fund (9/99;9/99)    (4.32)         6.51       (4.32)     --       --        6.51
                  Stock Fund (____;____)                    --            --                   --       --         --
   SA1            Strategy Aggressive Fund (9/99;1/92)   (25.47)        11.49      (25.47)   11.20      --       11.09
            CALVERT VARIABLE SERIES, INC.
   1SR            Social Balanced Portfolio (5/00;9/86)  (11.06)       (16.32)     (11.06)    9.23    10.06       9.47
            FRANKLIN TEMPLETON VIP TRUST
   1RE            Franklin Real Estate Fund - Class 2     22.29         14.07       22.29     8.36    12.30       9.34
                  (9/99;1/89)f
   1SI            Franklin Value Securities Fund -        15.78         10.77       15.78      --       --       (4.20)
                  Class 2 (9/99;5/98)f
            GOLDMAN SACHS VIT
   1UE            CORESM U.S. Equity Fund (9/99;2/98)g   (16.88)        (5.44)     (16.88)     --       --        5.65
   1MC            Mid Cap Value Fund (9/99;5/98)          21.78         12.53       21.78      --       --        0.44



Average Annual Total Return For Nonqualified Annuities (Without Purchase Payment
Credits) With a Ten-Year  Surrender  Charge Schedule For Periods Ending Dec. 31,
2000


                                                           Performance since
                                                          commencement of the                Performance since
                                                               subaccount                commencement of the funda
                                                                      Since                                     Since
Subaccount  Investing In:                                1 Year    Commencement   1 Year  5 Years  10 Years  Commencement
----------  -------------                                ------    ------------   ------  -------  --------  ------------
            JANUS ASPEN SERIES
   1GT            Global Technology Portfolio: Service      --         (37.28)c       --       --       --      (39.18)d
                  Shares (5/00;1/00)h
   1IG            International Growth Portfolio:        (24.19)       (39.12)     (24.19)   21.34      --       19.16
                  Service Shares (5/00;5/94)h
            LAZARD RETIREMENT SERIES
   1IP            International Equity Portfolio         (16.86)        (8.36)     (16.86)     --       --        5.15
                  (9/99;9/98)
            MFS(R)
   1MG            Investors Growth Stock Series -        (13.87)       (24.11)     (13.87)     --       --       12.15
                  Service Class (previously MFS(R)
                  Growth Series)  (5/00;5/99)I
   1MD            New Discovery Series - Service Class   (10.04)       (19.79)     (10.04)     --       --       19.52
                  (5/00;5/98)I
            PUTNAM VARIABLE TRUST
   1VS            Putnam VT Vista Fund - Class IB        (11.84)        16.38      (11.84)     --       --       19.00
                  Shares (9/99;1/97)j
            WANGER
   1IT            International Small Cap (9/99;5/95)    (33.59)         0.35      (33.59)   17.93      --       22.00
   1SP            U.S. Small Cap (9/99;5/95)             (15.55)        (2.25)     (15.55)   16.90      --       17.87
            WELLS FARGO VT
   1AA            Asset Allocation Fund (5/01;4/94)k        --            --        (7.19)   11.25      --       12.64
   1WI            International Equity Fund                 --            --          --       --       --      (17.15)d
                  (5/01;7/00)k
   1SG            Small Cap Growth Fund (5/01;5/95)k        --            --       (28.64)    7.66      --        9.75

a    Current  applicable  charges deducted from fund  performance  include a $30 contract  administrative charge and a 0.95% mortality and expense risk fee.
     Premium taxes are not reflected in these total returns.
b    (Commencement date of the subaccount; Commencement date of the fund)
c    Cumulative  return  (not  annualized)   since   commencement  date  of  the
     subaccount.
d    Cumulative return (not annualized) since commencement date of the fund.
e    Fund had not commenced operations as of Dec. 31, 2000.
f    Ongoing stock market  volatility can  dramatically  change the fund's short term  performance;  current  results may differ.  Because no Class 2 shares were issued until Jan. 6, 1999  standardized  Class 2 performance for prior periods  represents the historical  results of Class 1 Shares.  For periods beginning  Jan. 6, 1999 Class 2's results  reflect an additional  12b-1 fee expense which also affects all future performance.
g    CORESM is a service mark of Goldman, Sachs & Co.
h    The returns shown for the Service  Shares of these  Portfolios  reflect the historical  performance of a different  class of shares (the  Institutional
     Shares)  prior to Dec.  31,  1999,  restated  based on the Service  Shares'
     estimated fees and expenses (ignoring any fee and expense limitations).
i    Service Class chares  commenced  operations  in 5/00.  Service Class shares carry a 0.20%  annual  Rule  12b-1 fee.  Service  Class  share  performance includes the  performance  of the series'  Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended  performance  figures  have not been  adjusted to take into account differences in the  class-specific  operating  expenses (such as Rule 12b-1 fees).  Because operating  expenses of Service Class shares are higher than those of Initial class shares,  the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
j    Performance  information for Class IB shares for periods prior to April 30,
     1998 for  Putnam VT Vista  Fund is based on the  performance  of the fund's
     Class IA shares (not offered as an investment  option)  adjusted to reflect the fees  paid by Class IB  shares,  including  a Rule  12b-1 fee of 0.15%.
     Please  note that as of May 1, 2001 the Rule  12b-1  fee will  increase  to
     0.25%.
k    Subaccount had not commenced operations as of Dec. 31, 2000.



Average Annual Total Return For Qualified  Annuities  (Without  Purchase Payment
Credits) Without Surrender For Periods Ending Dec. 31, 2000


                                                           Performance since
                                                          commencement of the                Performance since
                                                               subaccount                commencement of the funda
                                                                         Since                                      Since
Subaccount  Investing In:                                1 Year       Commencement  1 Year  5 Years  10 Years  Commencement
                                                         ------       ------------  ------  -------  --------  ------------
            AXP(R) VARIABLE PORTFOLIO -
   BC2            Blue Chip Advantage Fund (9/99;9/99)b  (11.21%)        0.42%     (11.21%)    --%      --%       0.42%
   BD2            Bond Fund (9/99;10/81)                   4.57          4.79        4.57     4.01     7.45       9.57
   CR2            Capital Resource Fund (9/99;10/81)     (18.13)        (3.53)     (18.13)   10.31    12.37      13.05
   CM2            Cash Management Fund (9/99;10/81)        4.99          4.78        4.99     4.34     3.87       5.71
   DE2            Diversified Equity Income Fund          (1.58)         2.17       (1.58)     --       --        2.17
                  (9/99;9/99)
   EM2            Emerging Markets Fund (5/00;5/00)         --         (26.97)c       --       --       --      (26.97)d
   ES2            Equity Select Fund (5/01;5/01)e           --            --          --       --       --         --
   EI2            Extra Income Fund (9/99;5/96)          (10.05)        (6.84)     (10.05)     --       --        1.33
   FI2            Federal Income Fund (9/99;9/99)          7.61          5.88        7.61      --       --        5.88
   GB2            Global Bond Fund (9/99;5/96)             2.42          2.04        2.42      --       --        3.07
   GR2            Growth Fund (9/99;9/99)                (19.95)        (3.08)     (19.95)     --       --       (3.08)
   IE2            International Fund (9/99;1/92)         (25.55)        (3.06)     (25.55)    6.49      --        7.45
   MF2            Managed Fund (9/99;4/86)                (3.09)         5.30       (3.09)   11.80    12.04      10.92
   ND2            New Dimensions Fund(R)(9/99;5/96)       (9.82)         7.21       (9.82)     --       --       16.83
                  Partners Small Cap Value Fund             --            --                   --       --         --
                  (----;----)
   IV2            S&P 500 Index Fund (5/00;5/00)            --         (10.34)c       --       --       --      (10.34)d
   SC2            Small Cap Advantage Fund (9/99;9/99)     3.34         12.76        3.34      --       --       12.76
                  Stock Fund (____;____)                    --            --                   --       --         --
   SA2            Strategy Aggressive Fund (9/99;1/92)   (19.70)        17.67      (19.70)   12.33      --       11.46
            CALVERT VARIABLE SERIES, INC.
   2SR            Social Balanced Portfolio (5/00;9/86)   (4.01)        (6.29)      (4.01)   10.42    10.36       9.69
            FRANKLIN TEMPLETON VIP TRUST
   2RE            Franklin Real Estate Fund - Class 2     30.55         20.21       30.55     9.58    12.60       9.56
                  (9/99;1/89)f
   2SI            Franklin Value Securities Fund -        24.03         16.96       24.03      --       --       (1.29)
                  Class 2 (9/99;5/98)f
            GOLDMAN SACHS VIT
   2UE            CORESM U.S. Equity Fund (9/99;2/98)g   (10.35)         0.38      (10.35)     --       --        8.31
   2MC            Mid Cap Value Fund (9/99;5/98)          30.04         18.70       30.04      --       --        3.53



Average Annual Total Return For Qualified  Annuities  (Without  Purchase Payment
Credits) Without Surrender For Periods Ending Dec. 31, 2000


                                                           Performance since
                                                          commencement of the                Performance since
                                                               subaccount                commencement of the funda
                                                                        Since                                      Since
Subaccount  Investing In:                                1 Year      Commencement  1 Year  5 Years  10 Years  Commencement
----------  -------------                                ------      ------------  ------  -------  --------  ------------
            JANUS ASPEN SERIES
   2GT            Global Technology Portfolio: Service      --         (32.61)c       --       --       --      (34.64)d
                  Shares (5/00;1/00)h
   2IG            International Growth Portfolio:        (16.83)       (29.63)     (16.83)   22.16      --       19.64
                  Service Shares (5/00;5/94)h
            LAZARD RETIREMENT SERIES
   2IP            International Equity Portfolio         (10.32)        (2.74)     (10.32)     --       --        8.51
                  (9/99;9/98)
            MFS(R)
   2MG            Investors Growth Stock Series -         (7.06)       (15.10)      (7.06)     --       --       16.79
                  Service Class (previously MFS(R)
                  Growth Series)  (5/00;5/99)I
   2MD            New Discovery Series - Service Class    (2.89)       (10.21)      (2.89)     --       --       21.96
                  (5/00;5/98)I
            PUTNAM VARIABLE TRUST
   2VS            Putnam VT Vista Fund - Class IB         (4.86)        22.49       (4.86)     --       --       20.27
                  Shares (9/99;1/97)j
            WANGER
   2IT            International Small Cap (9/99;5/95)    (28.54)         6.59      (28.54)   18.88      --       22.66
   2SP            U.S. Small Cap (9/99;5/95)              (8.90)         3.81       (8.90)   17.87      --       18.59
            WELLS FARGO VT
   2AA            Asset Allocation Fund (5/01;4/94)k        --            --         0.21    12.37      --       27.86
   2WI            International Equity Fund                 --            --          --       --       --      (10.72)d
                  (5/01;7/00)k
   2SG            Small Cap Growth Fund (5/01;5/95)k        --            --       (23.19)    8.85      --       35.15

a    Current  applicable  charges deducted from fund  performance  include a $30 contract  administrative charge and a 0.95% mortality and expense risk fee.
     Premium taxes are not reflected in these total returns.
b    (Commencement date of the subaccount; Commencement date of the fund)
c    Cumulative  return  (not  annualized)   since   commencement  date  of  the
     subaccount.
d    Cumulative return (not annualized) since commencement date of the fund.
e    Fund had not commenced operations as of Dec. 31, 2000.
f    Ongoing stock market  volatility can  dramatically  change the fund's short term  performance;  current  results may differ.  Because no Class 2 shares were issued until Jan. 6, 1999  standardized  Class 2 performance for prior periods  represents the historical  results of Class 1 Shares.  For periods beginning  Jan. 6, 1999 Class 2's results  reflect an additional  12b-1 fee expense which also affects all future performance.
g    CORESM is a service mark of Goldman, Sachs & Co.
h    The returns shown for the Service  Shares of these  Portfolios  reflect the historical  performance of a different  class of shares (the  Institutional
     Shares)  prior to Dec.  31,  1999,  restated  based on the Service  Shares'
     estimated fees and expenses (ignoring any fee and expense limitations).
i    Service Class chares  commenced  operations  in 5/00.  Service Class shares carry a 0.20%  annual  Rule  12b-1 fee.  Service  Class  share  performance includes the  performance  of the series'  Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended  performance  figures  have not been  adjusted to take into account differences in the  class-specific  operating  expenses (such as Rule 12b-1 fees).  Because operating  expenses of Service Class shares are higher than those of Initial class shares,  the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
j    Performance  information for Class IB shares for periods prior to April 30,
     1998 for  Putnam VT Vista  Fund is based on the  performance  of the fund's
     Class IA shares (not offered as an investment  option)  adjusted to reflect the fees  paid by Class IB  shares,  including  a Rule  12b-1 fee of 0.15%.
     Please  note that as of May 1, 2001 the Rule  12b-1  fee will  increase  to
     0.25%.
k    Subaccount had not commenced operations as of Dec. 31, 2000.



Average Annual Total Return For Qualified  Annuities  (Without  Purchase Payment
Credits) With a Seven-Year Surrender Charge Schedule For Periods Ending Dec. 31,
2000


                                                           Performance since
                                                          commencement of the                Performance since
                                                               subaccount                commencement of the funda
                                                                        Since                                      Since
Subaccount  Investing In:                                1 Year      Commencement   1 Year  5 Years  10 Years  Commencement
----------  -------------                                ------      ------------   ------  -------  --------  ------------
            AXP(R) VARIABLE PORTFOLIO -
   BC2            Blue Chip Advantage Fund (9/99;9/99)b  (16.72%)       (4.52%)    (16.72%)    --%      --%      (4.52%)
   BD2            Bond Fund (9/99;10/81)                  (2.05)        (0.38)      (2.05)    3.14     7.45       9.57
   CR2            Capital Resource Fund (9/99;10/81)     (23.17)        (8.24)     (23.17)    9.63    12.37      13.05
   CM2            Cash Management Fund (9/99;10/81)       (1.66)        (0.39)      (1.66)    3.49     3.87       5.71
   DE2            Diversified Equity Income Fund          (7.77)        (2.86)      (7.77)     --       --       (2.86)
                  (9/99;9/99)
   EM2            Emerging Markets Fund (5/00;5/00)         --         (31.38)c       --       --       --      (31.38)d
   ES2            Equity Select Fund (5/01;5/01)e           --            --          --       --       --         --
   EI2            Extra Income Fund (9/99;5/96)          (15.65)       (11.36)     (15.65)     --       --        0.33
   FI2            Federal Income Fund (9/99;9/99)          0.77          0.64        0.77      --       --        0.64
   GB2            Global Bond Fund (9/99;5/96)            (4.05)        (2.98)      (4.05)     --       --        2.09
   GR2            Growth Fund (9/99;9/99)                (24.86)        (7.82)     (24.86)     --       --       (7.82)
   IE2            International Fund (9/99;1/92)         (30.06)        (7.80)     (30.06)    5.70      --        7.45
   MF2            Managed Fund (9/99;4/86)                (9.17)         0.10       (9.17)   11.15    12.04      10.92
   ND2            New Dimensions Fund(R)(9/99;5/96)      (15.43)         1.90      (15.43)     --       --       16.22
                  Partners Small Cap Value Fund             --            --          --       --       --         --
                  (----;----)
   IV2            S&P 500 Index Fund (5/00;5/00)            --         (15.92)c       --       --       --      (15.92)d
   SC2            Small Cap Advantage Fund (9/99;9/99)    (3.19)         7.50       (3.19)     --       --        7.50
                  Stock Fund (____;____)                    --            --          --       --       --         --
   SA2            Strategy Aggressive Fund (9/99;1/92)   (24.62)        12.48      (24.62)   11.69      --       11.46
            CALVERT VARIABLE SERIES, INC.
   2SR            Social Balanced Portfolio (5/00;9/86)  (10.03)       (14.94)     (10.03)    9.74    10.36       9.69
            FRANKLIN TEMPLETON VIP TRUST
   2RE            Franklin Real Estate Fund - Class 2     23.55         15.05       23.55     8.87    12.60       9.56
                  (9/99;1/89)f
   2SI            Franklin Value Securities Fund -        17.03         11.75       17.03      --       --       (3.66)
                  Class 2 (9/99;5/98)f
            GOLDMAN SACHS VIT
   2UE            CORESM U.S. Equity Fund (9/99;2/98)g   (15.92)        (4.54)     (15.92)     --       --        6.18
   2MC            Mid Cap Value Fund (9/99;5/98)          23.04         13.52       23.04      --       --        1.01



Average Annual Total Return For Qualified  Annuities  (Without  Purchase Payment
Credits) With a Seven-Year Surrender Charge Schedule For Periods Ending Dec. 31,
2000


                                                           Performance since
                                                          commencement of the                Performance since
                                                               subaccount                commencement of the funda
                                                                        Since                                      Since
Subaccount  Investing In:                                1 Year      Commencement   1 Year  5 Years  10 Years  Commencement
                                                         ------      ------------   ------  -------  --------  ------------
            JANUS ASPEN SERIES
   2GT            Global Technology Portfolio: Service      --         (36.62)c       --       --       --      (38.52)d
                  Shares (5/00;1/00)h
   2IG            International Growth Portfolio:        (21.95)       (35.96)     (21.95)   21.71      --       19.53
                  Service Shares (5/00;5/94)h
            LAZARD RETIREMENT SERIES
   2IP            International Equity Portfolio         (15.90)        (7.49)     (15.90)     --       --        5.77
                  (9/99;9/98)
            MFS(R)
   2MG            Investors Growth Stock Series -        (12.87)       (22.87)     (12.87)     --       --       12.95
                  Service Class (previously MFS(R)
                  Growth Series) (5/00;5/99)I
   2MD            New Discovery Series - Service Class    (8.99)       (18.47)      (8.99)     --       --       20.05
                  (5/00;5/98)I
            PUTNAM VARIABLE TRUST
   2VS            Putnam VT Vista Fund - Class IB        (10.82)        17.36      (10.82)     --       --       19.39
                  Shares (9/99;1/97)j
            WANGER
   2IT            International Small Cap (9/99;5/95)    (32.84)         1.31      (32.84)   18.38      --       22.39
   2SP            U.S. Small Cap (9/99;5/95)             (14.57)        (1.31)     (14.57)   17.35      --       18.27
            WELLS FARGO VT
   2AA            Asset Allocation Fund (5/01;4/94)k        --            --        (6.10)   11.74      --       27.78
   2WI            International Equity Fund                 --            --          --       --       --      (16.27)d
                  (5/01;7/00)k
   2SG            Small Cap Growth Fund (5/01;5/95)k        --            --       (27.87)    8.12      --       34.98

a    Current  applicable  charges deducted from fund  performance  include a $30 contract  administrative charge and a 0.95% mortality and expense risk fee.
     Premium taxes are not reflected in these total returns.
b    (Commencement date of the subaccount; Commencement date of the fund)
c    Cumulative  return  (not  annualized)   since   commencement  date  of  the
     subaccount.
d    Cumulative return (not annualized) since commencement date of the fund.
e    Fund had not commenced operations as of Dec. 31, 2000.
f    Ongoing stock market  volatility can  dramatically  change the fund's short term  performance;  current  results may differ.  Because no Class 2 shares were issued until Jan. 6, 1999  standardized  Class 2 performance for prior periods  represents the historical  results of Class 1 Shares.  For periods beginning  Jan. 6, 1999 Class 2's results  reflect an additional  12b-1 fee expense which also affects all future performance.
g    CORESM is a service mark of Goldman, Sachs & Co.
h    The returns shown for the Service  Shares of these  Portfolios  reflect the historical  performance of a different  class of shares (the  Institutional
     Shares)  prior to Dec.  31,  1999,  restated  based on the Service  Shares'
     estimated fees and expenses (ignoring any fee and expense limitations).
i    Service Class chares  commenced  operations  in 5/00.  Service Class shares carry a 0.20%  annual  Rule  12b-1 fee.  Service  Class  share  performance includes the  performance  of the series'  Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended  performance  figures  have not been  adjusted to take into account differences in the  class-specific  operating  expenses (such as Rule 12b-1 fees).  Because operating  expenses of Service Class shares are higher than those of Initial class shares,  the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
j    Performance  information for Class IB shares for periods prior to April 30,
     1998 for  Putnam VT Vista  Fund is based on the  performance  of the fund's
     Class IA shares (not offered as an investment  option)  adjusted to reflect the fees  paid by Class IB  shares,  including  a Rule  12b-1 fee of 0.15%.
     Please  note that as of May 1, 2001 the Rule  12b-1  fee will  increase  to
     0.25%.
k    Subaccount had not commenced operations as of Dec. 31, 2000.



Average Annual Total Return For Qualified  Annuities  (Without  Purchase Payment
Credits) With a Ten-Year  Surrender  Charge Schedule For Periods Ending Dec. 31,
2000


                                                           Performance since
                                                          commencement of the                Performance since
                                                               subaccount                commencement of the funda
                                                                       Since                                     Since
Subaccount  Investing In:                                1 Year     Commencement   1 Year  5 Years  10 Years  Commencement
----------  -------------                                ------     ------------   ------  -------  --------  ------------
            AXP(R) VARIABLE PORTFOLIO -
   BC2            Blue Chip Advantage Fund (9/99;9/99)b  (17.51%)       (5.23%)    (17.51%)    --%      --%      (5.23%)
   BD2            Bond Fund (9/99;10/81)                  (3.00)        (1.13)      (3.00)    2.78     7.35       9.57
   CR2            Capital Resource Fund (9/99;10/81)     (23.88)        (8.92)     (23.88)    9.35    12.30      13.05
   CM2            Cash Management Fund (9/99;10/81)       (2.61)        (1.14)      (2.61)    3.14     3.72       5.71
   DE2            Diversified Equity Income Fund          (8.65)        (3.58)      (8.65)     --       --       (3.58)
                  (9/99;9/99)
   EM2            Emerging Markets Fund (5/00;5/00)         --         (32.01)c       --       --       --      (32.01)d
   ES2            Equity Select Fund (5/01;5/01)e           --            --          --       --       --         --
   EI2            Extra Income Fund (9/99;5/96)          (16.45)       (12.01)     (16.45)     --       --       (0.08)
   FI2            Federal Income Fund (9/99;9/99)         (0.20)        (0.11)      (0.20)     --       --       (0.11)
   GB2            Global Bond Fund (9/99;5/96)            (4.97)        (3.71)      (4.97)     --       --        1.69
   GR2            Growth Fund (9/99;9/99)                (25.56)        (8.50)     (25.56)     --       --       (8.50)
   IE2            International Fund (9/99;1/92)         (30.70)        (8.48)     (30.70)    5.38      --        7.26
   MF2            Managed Fund (9/99;4/86)               (10.04)        (0.65)     (10.40)   10.88    11.97      10.92
   ND2            New Dimensions Fund(R)(9/99;5/96)      (16.23)         1.13      (16.23)     --       --       15.97
                  Partners Small Cap Value Fund             --            --          --       --       --         --
                  (----;----)
   IV2            S&P 500 Index Fund (5/00;5/00)            --         (16.71)c       --       --       --      (16.71)d
   SC2            Small Cap Advantage Fund (9/99;9/99)    (4.13)         6.74       (4.13)     --       --        6.74
                  Stock Fund (____;____)                    --           --                    --       --         --
   SA2            Strategy Aggressive Fund (9/99;1/92)   (25.32)        11.73      (25.32)   11.43      --       11.31
            CALVERT VARIABLE SERIES, INC.
   2SR            Social Balanced Portfolio (5/00;9/86)  (10.89)       (16.16)     (10.89)    9.46    10.28       9.69
            FRANKLIN TEMPLETON VIP TRUST
   2RE            Franklin Real Estate Fund - Class 2     22.55         14.31       22.55     8.59     12.53      9.56
                  (9/99;1/89)f
   2SI            Franklin Value Securities Fund -        16.03         11.00       16.03      --       --       (4.01)
                  Class 2 (9/99;5/98)f
            GOLDMAN SACHS VIT
   2UE            CORESM U.S. Equity Fund (9/99;2/98)g   (16.72)        (5.25)     (16.72)     --       --        5.87
   2MC            Mid Cap Value Fund (9/99;5/98)          22.04         12.77       22.04      --       --        0.64



Average Annual Total Return For Qualified  Annuities  (Without  Purchase Payment
Credits) With a Ten-Year  Surrender  Charge Schedule For Periods Ending Dec. 31,
2000


                                                           Performance since
                                                          commencement of the                Performance since
                                                               subaccount                commencement of the funda
                                                                        Since                                     Since
Subaccount  Investing In:                                1 Year      Commencement   1 Year  5 Years  10 Years  Commencement
----------  -------------                                ------      ------------   ------  -------  --------  ------------
            JANUS ASPEN SERIES
   2GT            Global Technology Portfolio: Service      --         (37.20)c       --       --       --      (39.07)d
                  Shares (5/00;1/00)h
   2IG            International Growth Portfolio:        (22.68)       (36.85)     (22.68)   21.53      --       19.37
                  Service Shares (5/00;5/94)h
            LAZARD RETIREMENT SERIES
   2IP            International Equity Portfolio         (16.69)        (8.18)     (16.69)     --       --        5.37
                  (9/99;9/98)
            MFS(R)
   2MG            Investors Growth Stock Series -        (13.69)       (23.96)     (13.69)     --       --       12.39
                  Service Class (previously MFS(R)
                  Growth Series) (5/00;5/99)I
   2MD            New Discovery Series - Service Class    (9.86)       (19.63)      (9.86)     --       --       19.77
                  (5/00;5/98)I
    PUTNAM VARIABLE TRUST
   2VS            Putnam VT Vista Fund - Class IB        (11.67)        16.62      (11.67)     --       --       19.25
                  Shares (9/99;1/97)j
            WANGER
   2IT            International Small Cap (9/99;5/95)    (33.45)         0.55      (33.45)   18.18      --       22.25
   2SP            U.S. Small Cap (9/99;5/95)             (15.38)        (2.05)     (15.38)   17.14      --       18.11
            WELLS FARGO VT
   2AA            Asset Allocation Fund (5/01;4/94)k        --            --        (7.00)   11.48      --       27.67
   2WI            International Equity Fund                 --            --          --       --       --      (17.06)d
                  (5/01;7/00)k
   2SG            Small Cap Growth Fund (5/01;5/95)k        --            --       (28.54)    7.83      --       34.89

a    Current  applicable  charges deducted from fund  performance  include a $30 contract  administrative charge and a 0.95% mortality and expense risk fee.
     Premium taxes are not reflected in these total returns.
b    (Commencement date of the subaccount; Commencement date of the fund)
c    Cumulative  return  (not  annualized)   since   commencement  date  of  the
     subaccount.
d    Cumulative return (not annualized) since commencement date of the fund.
e    Fund had not commenced operations as of Dec. 31, 2000.
f    Ongoing stock market  volatility can  dramatically  change the fund's short term  performance;  current  results may differ.  Because no Class 2 shares were issued until Jan. 6, 1999  standardized  Class 2 performance for prior periods  represents the historical  results of Class 1 Shares.  For periods beginning  Jan. 6, 1999 Class 2's results  reflect an additional  12b-1 fee expense which also affects all future performance.
g    CORESM is a service mark of Goldman, Sachs & Co.
h    The returns shown for the Service  Shares of these  Portfolios  reflect the historical  performance of a different  class of shares (the  Institutional
     Shares)  prior to Dec.  31,  1999,  restated  based on the Service  Shares'
     estimated fees and expenses (ignoring any fee and expense limitations).
i    Service Class chares  commenced  operations  in 5/00.  Service Class shares carry a 0.20%  annual  Rule  12b-1 fee.  Service  Class  share  performance includes the  performance  of the series'  Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended  performance  figures  have not been  adjusted to take into account differences in the  class-specific  operating  expenses (such as Rule 12b-1 fees).  Because operating  expenses of Service Class shares are higher than those of Initial class shares,  the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
j    Performance  information for Class IB shares for periods prior to April 30,
     1998 for  Putnam VT Vista  Fund is based on the  performance  of the fund's
     Class IA shares (not offered as an investment  option)  adjusted to reflect the fees  paid by Class IB  shares,  including  a Rule  12b-1 fee of 0.15%.
     Please  note that as of May 1, 2001 the Rule  12b-1  fee will  increase  to
     0.25%.
k    Subaccount had not commenced operations as of Dec. 31, 2000.

Cumulative Total Return

Cumulative total return represents the cumulative change in the value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return by using the following formula:

                                     ERV - P
                                        P

where:                P =  a hypothetical initial payment of $1,000
                    ERV =  Ending  Redeemable  Value of a hypothetical  $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof).

Total return figures reflect the deduction of the surrender charge which assumes you withdraw the entire contract value at the end of the one, five and ten year periods (or, if less, up to the life of the subaccount). We also may show performance figures without the deduction of a surrender charge. In addition, total return figures reflect the deduction of all other applicable charges including the contract administrative charge and mortality and expense risk fee.

Calculation of Yield for a Subaccount Investing in a Money Market Fund

Annualized Simple Yield:

For a subaccount investing in a money market fund, we base quotations of simple yield on:

          (a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;

          (b) less a pro rata share of the subaccount expenses accrued over the period;

          (c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and

          (d)  multiplying the base period return by 365/7.

The subaccount's value includes:

o    any declared dividends,

o the value of any shares purchased with dividends paid during the period, and

o    any dividends declared for such shares.

It does not include:

o    the effect of any applicable surrender charge, or

o    any realized or unrealized gains or losses.

Annualized Compound Yield:

We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1)365/7] -1

You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the contract provides.

Annualized Yields Based on the Seven-Day Period Ending Dec. 31, 2000

Subaccount            Investing In:                                             Simple Yield      Compound Yield
----------            -------------                                             ------------      --------------
CM1                   AXP(R)Variable Portfolio - Cash Management Fund              4.96%              5.08%
CM2                   AXP(R)Variable Portfolio - Cash Management Fund              5.16               5.29

Annualized Yield for Subaccounts Investing in Income Funds

For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                           YIELD = 2[( a-b + 1)6 - 1]
                                       ---
                                       cd

where: a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements)
        c =  the  average  daily  number of  accumulation  units  outstanding during the period that were  entitled to receive dividends
        d =  the maximum offering price per accumulation unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.

Annualized Yield Based on the 30-Day Period Ended Dec. 31, 2000

Subaccount      Investing in:                                           Yield
----------      -------------                                           -----
BD1             AXP(R)Variable Portfolio - Bond Fund                      6.93%
BD2             AXP(R)Variable Portfolio - Bond Fund                      6.97
EI1             AXP(R)Variable Portfolio - Extra Income Fund             10.36
EI2             AXP(R)Variable Portfolio - Extra Income Fund             10.46
FI1             AXP(R)Variable Portfolio - Federal Income Fund            5.43
FI2             AXP(R)Variable Portfolio - Federal Income Fund            5.29
GB1             AXP(R)Variable Portfolio - Global Bond Fund               0.00
GB2             AXP(R)Variable Portfolio - Global Bond Fund               0.00

The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

         The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily,
         Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

CALCULATING ANNUITY PAYOUTS

The Variable Account

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout: To compute your first monthly payment, we:

o determine the dollar value of your contract on the valuation date and then deduct any applicable premium tax; then

o apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

Subsequent Payouts: To compute later payouts, we multiply:

o    the annuity unit value on the valuation date; by
o    the fixed number of annuity units credited to you.

Annuity Unit Values: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

o    the net investment factor; and
o    the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

Net Investment Factor: We determine the net investment factor by:

o adding the fund's current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

o    dividing that sum by the previous adjusted net asset value per share; and

o subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

The Fixed Account

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

o take the value of your fixed account at the retirement date or the date you selected to begin receiving your annuity payouts; then
o using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

RATING AGENCIES

The following chart reflects the ratings given to us by independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the subaccounts of the contract. This information relates only to the fixed account and reflects our ability to make annuity payouts and to pay death benefits and other distributions from the contract.


    Rating Agency              Rating

      A.M. Best            A+ (Superior)


        Fitch                   AA+


       Moody's            Aa2 (Excellent)

A.M. Best's superior rating reflects our strong distribution network, favorable overall balance sheet, consistently improving profitability, adequate level of capitalization and asset/liability management expertise.


Fitch description to be filed by Amendment.


Moody's excellent rating reflects our leadership position in financial planning, strong asset, liability management and good capitalization. IDS Life has a strong market focus and greatly emphasizes quality service. This information applies only to fixed products invested in IDS Life's General Account and reflects IDS Life's ability to fulfill its obligations under its contracts. This information does not relate to the management and performance of the separate account assets associated with IDS Life's variable products.

PRINCIPAL UNDERWRITER

The principal underwriter for the contract is IDS Life which offers the contract on a continuous basis.

Surrender charges we received for the last year aggregated total $18,285,051.

Commissions we paid for the last year aggregated total $56,849,306.

The contract is new as of 1999 and therefore, we do not have three years of history for withdrawal charges received or commission paid.

INDEPENDENT AUDITORS


To be filed by Amendment.

                       STATEMENT OF ADDITIONAL INFORMATION

                                       for


    AMERICAN EXPRESS(R)RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3


                          IDS Life Variable Account 10


                                  Aug. 6, 2001



IDS Life Variable Account 10 is a separate account established and maintained by IDS Life Insurance Company (IDS Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number below. The prospectus is incorporated in this SAI by reference.


IDS Life Insurance Company
70100 AXP Financial Center
Minneapolis, MN 55474
800-862-7919

                                TABLE OF CONTENTS


Performance Information.................................................p. 3

Calculating Annuity Payouts.............................................p. 6

Rating Agencies.........................................................p. 7

Principal Underwriter...................................................p. 8

PERFORMANCE INFORMATION
-------------------------------------------------------------------------------

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

Average Annual Total Return

We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                                  P(1+T)n = ERV

where:         P =  a hypothetical initial payment of $1,000
               T =  average annual total return
               n =  number of years
             ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)

We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the subaccounts began investing in the funds. We also show performance from the commencement date of the funds as if the contract existed at that time, which it did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

Average Annual Total Return For Periods Ending Dec. 31, 2000


                                                                 Performance since                 Performance since
                                                                commencement of the            commencement of the fund(a)
                                                                    subaccount

                                                                            Since                                   Since
Subaccount    Investing In:                                    1 Year    Commencement   1 Year   5 Years  10 Years  Commencement
----------    -------------                                    ------    ------------   ------   -------  --------  ------------


              AXP(R) VARIABLE PORTFOLIO -
      BC3           Blue Chip Advantage Fund (9/99;9/99)b     (11.03%)       0.61%      (11.03%)    --%      --%       0.61%
      BD3           Bond Fund (9/99;10/81)                      4.78         5.00         4.78      4.22     7.66      9.79
      CR3           Capital Resource Fund (9/99;10/81)        (17.97)       (3.34)      (17.97)    10.53    12.59     13.28
      CM3           Cash Management Fund (9/99;10/81)           5.20         4.99         5.20      4.55     4.07      5.92
      DE3           Diversified Equity Income Fund             (1.38)        2.38        (1.38)      --       --       2.38
                    (9/99;9/99)
      EM3           Emerging Markets Fund (5/00;5/00)            --        (26.87)c        --        --       --     (26.87)d
      ES3           Equity Select Fund (5/01;5/01)e              --           --           --        --       --        --
      EI3           Extra Income Fund (9/99;5/96)              (9.87)       (6.65)       (9.87)      --       --       1.53
      FI3           Federal Income Fund (9/99;9/99)             7.91         6.40         7.91       --       --       6.40
      GB3           Global Bond Fund (9/99;5/96)                2.62         2.24         2.62       --       --       3.27
      GR3           Growth Fund (9/99;9/99)                   (19.79)       (2.89)      (19.79)      --       --      (2.89)
      IE3           International Fund (9/99;1/92)            (25.40)       (2.87)      (25.40)     6.71      --       7.67
      MF3           Managed Fund (9/99;4/86)                   (2.89)        5.51        (2.89)    12.02    12.26     11.14
      ND3           New Dimensions Fund(R)(9/99;5/96)           (9.64)        7.42        (9.64)      --       --      17.06
                    Partners Small Cap Value Fund                --           --           --        --       --        --
                    (----;----)
      IV3           S&P 500 Index Fund (5/00;5/00)               --        (10.22)c        --        --       --     (10.22)d
      SC3           Small Cap Advantage Fund (9/99;9/99)        3.54        12.98         3.54       --       --      12.98
                    Stock Fund (____;____)                       --           --           --        --       --        --
      SA3           Strategy Aggressive Fund (9/99;1/92)      (19.54)       17.91       (19.54)    12.55      --      11.68
              CALVERT VARIABLE SERIES, INC.
      3SR           Social Balanced Portfolio (5/00;9/86)      (3.68)       (6.11)       (3.68)    10.67    10.60      9.92



Average Annual Total Return For Periods Ending Dec. 31, 2000

                                                                Performance since                  Performance since
                                                               commencement of the             commencement of the funda
                                                                    subaccount
                                                                           Since                                       Since
Subaccount    Investing In:                                   1 Year     Commencement  1 Year    5 Years  10 Years  Commencement
----------    -------------                                   ------     ------------  ------    -------  --------  ------------


              FRANKLIN TEMPLETON VIP TRUST
      3RE           Franklin Real Estate Fund - Class 2        30.81        20.45        30.81      9.79    12.82      9.78
                    (9/99;1/89)f
      3SI           Franklin Value Securities Fund - Class     24.28        17.19        24.38       --       --      (1.09)
                    2
                    (9/99;5/98)f
              GOLDMAN SACHS Variable Insurance Trust (VIT)
      3UE           CORESM U.S. Equity Fund (9/99;2/98)g      (10.17)        0.59       (10.17)      --       --       8.53
      3MC           Mid Cap Value Fund (9/99;5/98)             30.30        18.94        30.30       --       --       3.74
              JANUS ASPEN SERIES
      3GT           Global Technology Portfolio: Service         --      (32.52)c         --        --      --       (34.51)d
                    Shares (5/00;1/00)h
      3IG           International Growth Portfolio: Service   (16.66)    (29.49)       (16.66)    22.40     --        19.87
                    Shares (5/00;5/94)h
              LAZARD RETIREMENT SERIES
      3IP           International Equity Portfolio            (10.14)     (2.54)       (10.14)      --      --         8.73
                    (9/99;9/98)
              MFS(R)
      3MG           Investors Growth Stock Series - Service    (6.88)    (14.93)        (6.88)      --      --        17.02
                    Class (previously MFS(R)Growth Series)
                    (5/00;5/99)i
      3MD           New Discovery Series - Service Class       (2.70)    (10.04)        (2.70)      --      --        22.20
                    (5/00;5/98)i
              PUTNAM VARIABLE TRUST
      3VS           Putnam VT Vista Fund - Class IB Shares     (4.67)     22.74         (4.67)      --      --        20.51
                    (9/99;1/97)j
              WANGER
      3IT           International Small Cap (9/99;5/95)       (28.39)      6.80        (28.39)    19.12     --        22.90
      3SP           U.S. Small Cap (9/99;5/95)                 (8.72)      4.01         (8.72)    18.11     --        18.83
              WELLS FARGO VT
      3AA           Asset Allocation Fund (5/01;4/94)k           --         --          (0.41)    12.60     --        28.11
      3WI           International Equity Fund (5/01;7/00)k       --         --            --        --      --       (10.64)d
      3SG           Small Cap Growth Fund (5/01;5/95)k           --         --         (23.04)    9.06      --        35.42

a Current applicable charges deducted from fund performance include a $30 contract administrative charge and a 0.55% mortality and expense risk fee.
  Premium taxes are not reflected in these total returns.
b (Commencement date of the subaccount; Commencement date of the fund) c Cumulative return (not annualized) since commencement date of the subaccount.
d Cumulative return (not annualized) since commencement date of the fund.
e Fund had not commenced operations as of Dec. 31, 2000.
f Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because no Class 2 shares were issued until Jan. 6, 1999 standardized Class 2 performance for prior periods represents the historical results of Class 1 Shares. For periods beginning
  Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense which also affects all future performance.
g CORESM is a service mark of Goldman, Sachs & Co.
h The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional
  Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).
i Service Class chares commenced operations in 5/00. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
j Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT Vista Fund is based on the performance of the fund's Class
  IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.15%. Please note that as of May 1, 2001 the Rule 12b-1 fee will increase to 0.25%.
k Subaccount had not commenced operations as of Dec. 31, 2000.



Cumulative Total Return

Cumulative total return represents the cumulative change in the value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return by using the following formula:

                                     ERV - P
                                     _______

                                        P

where:              P    =  a hypothetical initial payment of $1,000
                    ERV  =  Ending  Redeemable  Value of a hypothetical  $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof).

All total return figures reflect the deduction of all applicable charges including the contract administrative charge and mortality and expense risk fee.

Calculation of Yield for a Subaccount Investing in a Money Market Fund

Annualized Simple Yield:

For a subaccount investing in a money market fund, we base quotations of simple yield on:

     (a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;

     (b) less a pro rata share of the subaccount expenses accrued over the period;

     (c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and

     (d)  multiplying the base period return by 365/7.

The subaccount's value includes:
o    any declared dividends,

o the value of any shares purchased with dividends paid during the period, and

o any dividends declared for such shares. It does not include any realized or unrealized gains or losses.

Annualized Compound Yield:

We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1)365/7] -1

You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the contract provides.

Annualized Yields Based on the Seven-Day Period Ending Dec. 31, 2000


Variable Account         Investing In:                                            Simple Yield       Compound Yield
----------------         -------------                                            ------------       --------------
CM3                      AXP(R)Variable Portfolio - Cash Management Fund                 5.31%               5.45%


Annualized Yield for Subaccounts Investing in Income Funds

For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                           YIELD = 2[( a-b + 1)6 - 1]
                                       ---
                                       cd

where: a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends
          d = the maximum offering price per accumulation unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.

Annualized Yield Based on 30-Day Period Ended Dec. 31, 2000

Subaccount    Investing In:                                       Simple Yield
----------    -------------                                       ------------
BD3           AXP(R)Variable Portfolio - Bond Fund                     6.10%
EI3           AXP(R)Variable Portfolio - Extra Income Fund            10.47
FI3           AXP(R)Variable Portfolio - Federal Income Fund           5.51
GB3           AXP(R)Variable Portfolio - Global Bond Fund              0.00

The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

CALCULATING ANNUITY PAYOUTS

The Variable Account

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout: To compute your first monthly payment, we:

o determine the dollar value of your contract on the valuation date and then deduct any applicable premium tax; then

o apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

Subsequent Payouts: To compute later payouts, we multiply:

o    the annuity unit value on the valuation date; by

o    the fixed number of annuity units credited to you.

Annuity Unit Values: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

o    the net investment factor; and
o    the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

Net Investment Factor: We determine the net investment factor by:

o adding the fund's current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

o    dividing that sum by the previous adjusted net asset value per share; and

o subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

The Fixed Account

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

o take the value of your fixed account at the retirement date or the date you selected to begin receiving your annuity payouts; then

o using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

RATING AGENCIES

The following chart reflects the ratings given to us by independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the subaccounts of the contract. This information relates only to the fixed account and reflects our ability to make annuity payouts and to pay death benefits and other distributions from the contract.


    Rating Agency              Rating
    -------------              ------
      A.M. Best            A+ (Superior)


        Fitch                   AA+


       Moody's            Aa2 (Excellent)

-------------------------------------------------------------------------------
A.M. Best's superior rating reflects our strong distribution network, favorable overall balance sheet, consistently improving profitability, adequate level of capitalization and asset/liability management expertise.

Fitch description to be filed by Amendment.


Moody's excellent rating reflects our leadership position in financial planning, strong asset, liability management and good capitalization. IDS Life has a strong market focus and greatly emphasizes quality service. This information applies only to fixed products invested in IDS Life's General Account and reflects IDS Life's ability to fulfill its obligations under its contracts. This information does not relate to the management and performance of the separate account assets associated with IDS Life's variable products.

PRINCIPAL UNDERWRITER

The principal underwriter for the contract is IDS Life which offers the contract on a continuous basis.

Surrender charges we received for the last year aggregated total $18,285,051.

Commissions we paid for the last year aggregated total $56,849,306.

The contract is new as of 1999 and therefore, we do not have three years of history for withdrawal charges received or commissions paid.

INDEPENDENT AUDITORS


To be filed by Amendment.

PART C.

Item 24. Financial Statements and Exhibits

(a)      Financial statements will be filed upon Amendment:

(b)      Exhibits:

1.1 Resolution of the Board of Directors of IDS Life Insurance Company establishing the IDS Life Variable Account 10 dated August 23, 1995, filed electronically as Exhibit 1 to Registrant's Initial Registration Statement No. 33-62407 is incorporated herein by reference.

1.2 Resolution of the Board of Directors of IDS Life Insurance Company establishing 105 additional subaccounts within the separate account, filed electronically as Exhibit 1.2 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999, is incorporated herein by reference.

1.3 Resolution of the Board of Directors of IDS life Insurance Company establishing 25 additional subaccounts within the separate account, filed electronically as Exhibit 1.3 to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.4 Resolution of the Board of Directors of IDS Life Insurance Company establishing 12 additional subaccounts within the separate account, filed electronically as Exhibit 1.3 to Registrant's Post-Effective Amendment No. 3 to Registration Statement No. 333-79311, is incorporated herein by reference.

2.       Not applicable.

3.       Not applicable.

4.1 Form of Deferred Annuity Contract for non-qualified contracts (form 31043) filed electronically as Exhibit 4.1 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.2 Form of Deferred Annuity Contract for tax qualified contracts (form 31044) filed electronically as Exhibit 4.2 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.3 Form of Deferred Annuity Contract for IRA contracts (form 31045-IRA) filed electronically as Exhibit 4.3 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.4 Form of Deferred Annuity Contract for non-qualified contracts (form 31046) filed electronically as Exhibit 4.4 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.5 Form of Deferred Annuity Contract for tax qualified contracts (form 31047) filed electronically as Exhibit 4.5 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.6 Form of Deferred Annuity Contract for IRA contracts (form 31048-IRA) filed electronically as Exhibit 4.6 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.7      Form of TSA Endorsement (form 31049),  filed electronically as Exhibit
         4.7 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999 is incorporated herein by reference.

4.8 Form of Maximum Anniversary Value Death Benefit Rider is filed electronically herewith.

4.9 Form of Enhanced Earnings Death Benefit Rider is filed electronically herewith.

4.10     Form  of  Enhanced   Earnings   Plus  Death  Benefit  Rider  is  filed
         electronically herewith.

5. Form of Variable Annuity Application (form 31063), filed electronically as Exhibit 5 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999 is incorporated herein by reference.

6.1 Certificate of Incorporation of IDS Life dated July 24, 1957, filed electronically as Exhibit 6.1 to Registrant's Initial Registration Statement No. 33-62407 is incorporated herein by reference.

6.2      Amended  By-Laws of IDS Life filed  electronically  as Exhibit  6.2 to
         Registrant's   Initial   Registration   Statement   No.   33-62407  is
         incorporated herein by reference.

7.       Not applicable.

8.1(a) Copy of Participation Agreement between IDS Life Insurance Company and AIM Variable Insurance Funds, Inc. and AIM Distributors, Inc., dated March 4, 1996, filed electronically as Exhibit 8.4 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407, is incorporated herein by reference.

8.1(b) Copy of Participation Agreement By and Among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., and IDS Life Insurance Company, on Behalf of Itself and Its Separate Accounts, dated Oct. 7, 1996, as
         Exhibit 8.1(b) to Post-Effective Amendment No. 3, to Registration Statement No. 333-79311, is incorporated by reference.

8.1(c) Form of Amendment No. 1 to Participation Agreement between IDS Life Insurance Company and AIM Variable Insurance Funds, Inc. and AIM Distributors, Inc., dated Oct. 7, 1996, filed electronically as
         Exhibit  8.1(b)  to  Pre-Effective  Amendment  No.  1 to  Registration
         Statement No. 333-79311 filed on or about Aug. 10, 1999 is incorporated herein by reference.

8.2(a) Copy of Participation Agreement between IDS Life Insurance Company and TCI Portfolios, Inc., dated April 24, 1996, filed electronically as
         Exhibit 8.5 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407, is incorporated herein by reference.

8.2(b) Form of Amendment No. 1 to Participation Agreement between IDS Life Insurance Company and American Century Investment Management, Inc. and American Century Variable Portfolios, Inc., dated April 15, 1999, filed electronically as Exhibit 8.2(b) to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999 is incorporated herein by reference.

8.3 Copy of Participation Agreement By and Between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co. and IDS Life Insurance Company,
          dated  Sept.  1,  1999,  filed   electronically   as  Exhibit  8.3  to
          Post-Effective   Amendment  No.  3  to   Registration   Statement  No.
          333-79311, is incorporated herein by reference.

8.4(a) Copy of Participation Agreement between IDS Life Insurance Company and Putnam Capital Manager Trust and Putnam Mutual Funds Corp., dated March 1, 1996, filed electronically as Exhibit 8.1 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407, is incorporated herein by reference.

8.4(b) Form of Amendment No. 1 to Participation Agreement between IDS Life Insurance Company and Putnam Capital Manager Trust and Putnam Mutual Funds Corp., dated April 30, 1999, filed electronically as Exhibit 8.4(b) to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999 is incorporated herein by reference.

8.5 Copy of Participation Agreement By and Among Royce Capital Fund and Royce & Associates, Inc. and IDS Life Insurance Company, dated September 1, 1999, filed electronically as Exhibit 8.5 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311, is incorporated herein by reference.

8.6(a) Copy of Participation Agreement between IDS Life Insurance Company and Warburg Pincus Trust and Warburg Pincus Counsellors, Inc. and Counsellors Securities Inc., dated March 1, 1996, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407, is incorporated herein by reference.

8.6(b) Copy of Amendment 1 to Participation Agreement By and Among IDS Life Insurance Company and Warburg Pincus Trust and Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Securities, Inc., dated April 30, 1999, filed electronically as Exhibit 8.6(b) to
         Post-Effective   Amendment  No.  3  to   Registration   Statement  No.
         333-79311, is incorporated herein by reference.

8.7 Copy of Participation Agreement By and Among Calvert Variable Series, Inc. and Calvert Asset Management Co. and Calvert Distributors Inc. and IDS Life Insurance Company, dated April 14, 2000, filed electronically as Exhibit 8.7 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311, is incorporated herein by reference.

8.8(a) Copy of Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and IDS Life Insurance Company, dated Sept. 1, 1999, filed electronically as Exhibit 8.8(a) to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311, is incorporated herein by reference.

8.8(b) Copy of Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation and IDS Life Insurance Company, dated Sept. 1, 1999, filed electronically as Exhibit 8.8(b) to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311, is incorporated herein by reference.

8.9 Copy of Participation Agreement between IDS Life Insurance Company and Templeton Variable Products Series Fund and Franklin Templeton
         Distributors,  Inc.,  dated  March 1,  1996,  filed  electronically  as
         Exhibit 8.2 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

8.10 Copy of Participation Agreement Between Janus Aspen Series and IDS Life Insurance Company, dated April 21, 2000, filed electronically as
         Exhibit 8.10 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311, is incorporated herein by reference.

8.11 Copy of Participation Agreement by and among IDS Life Insurance Company, Lazard Asset Management, and Lazard Retirement Series, Inc., dated Sept. 1, 1999, filed electronically as Exhibit 8.11 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311, is incorporated herein by reference.

8.12 Copy of Participation Agreement Among MFS Variable Insurance Trust, IDS Life Insurance Company and Massachusetts Financial Services Company, dated March 1, 2000, filed electronically as Exhibit 8.12 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311, is incorporated herein by reference.

9. Opinion of counsel and consent to its use as the legality of the securities being registered will be filed by Amendment.

10.      Consent of Independent Auditors will be filed by Amendment.

11.      None.

12.      Not applicable.

13. Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 21 is incorporated by reference to Exhibit 13 of Registrant's Post-Effective Amendment No. 2, filed on or about May 1, 2000.

14. Power of Attorney to sign Amendment to this Registration Statement, dated April 25, 2001 filed electronically as Exhibit 14 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311, is incorporated herein by reference.

Item 25. Directors and Officers of the Depositor (IDS Life Insurance Company)




Item 25. Directors and Officers of the Depositor (IDS Life Insurance Company)
         --------------------------------------------------------------------

Name                                  Principal Business Address                Position and Offices with Depositor
------------------------------------- ----------------------------------------- ----------------------------------------

Gumer C. Alvero                       70100 AXP Financial Center                Director and Executive Vice President
                                      Minneapolis, MN  55474                     - Annuities
                                      70100 AXP Financial Center
Timothy V. Bechtold                   Minneapolis, MN  55474                    Director and President

                                      70100 AXP Financial Center
Robert M. Elconin                     Minneapolis, MN  55474                    Vice President

                                      70100 AXP Financial Center
Lorraine R. Hart                      Minneapolis, MN  55474                    Vice President, Investments


Eric L. Marhoun                       70100 AXP Financial Center                Vice President, Assistant General
                                      Minneapolis, MN  55474                    Counsel and Assistant Secretary

Timothy S. Meehan                     70100 AXP Financial Center                Secretary
                                      Minneapolis, MN  55474

Mary Ellyn Minenko                    70100 AXP Financial Center                Vice President, Assistant General
                                      Minneapolis, MN  55474                    Counsel and Assistant Secretary
                                      70100 AXP Financial Center
Pamela J. Moret                       Minneapolis, MN  55474                    Director, Chairman of the Board and
                                                                                Chief Executive Officer
                                      70100 AXP Financial Center
Barry J. Murphy                       Minneapolis, MN  55474                    Director and Executive Vice President

                                      70100 AXP Financial Center
James R. Palmer                       Minneapolis, MN  55474                    Vice President, Taxes

                                      70100 AXP Financial Center
Teresa J. Rasmussen                   Minneapolis, MN  55474                    Vice President and General Counsel

                                      70100 AXP Financial Center
Stuart A. Sedlacek                    Minneapolis, MN  55474                    Director and Executive Vice President


Bridget Sperl                         70100 AXP Financial Center                Executive Vice President - Client
                                      Minneapolis, MN  55474                    Service

John T. Sweeny                        70100 AXP Financial Center                Executive Vice President - Finance
                                      Minneapolis, MN  55474
                                      70100 AXP Financial Center
Philip C. Wentzel                     Minneapolis, MN  55474                    Vice President and Controller


David L. Yowan                        70100 AXP Financial Center                Vice President, Treasurer and
                                      Minneapolis, MN  55474                    Assistant Secretary

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant
         -----------------------------------------------------------------------

                  IDS Life Insurance Company is a wholly-owned subsidiary of American Express Financial Corporation. American Express Financial Corporation is a wholly-owned subsidiary of American Express Company (American Express).

                  The following list includes the names of major subsidiaries of American Express.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

I. Travel Related Services

     American Express Travel Related Services Company, Inc.                             New York

II. International Banking Services

     American Express Bank Ltd.                                                         Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Partners LLC                                                      Delaware
     Advisory Capital Strategies Group Inc.                                             Minnesota
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Express Asset Management Group Inc.                                       Minnesota
     American Express Asset Management International Inc.                               Delaware
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Client Service Corporation                                        Minnesota
     American Express Corporation                                                       Delaware
     American Express Financial Advisors Inc.                                           Delaware
     American Express Financial Advisors Japan Inc.                                     Delaware
     American Express Financial Corporation                                             Delaware
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of Oregon Inc.                                   Oregon
     American Express Minnesota Foundation                                              Minnesota
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Mississippi Inc.            Mississippi
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.           Pennsylvania
     American Express Trust Company                                                     Minnesota
     American Partners Life Insurance Company                                           Arizona
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Certificate Company                                                            Delaware
     IDS Futures Brokerage Group                                                        Minnesota
     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Alabama Inc.                                               Alabama
     IDS Insurance Agency of Arkansas Inc.                                              Arkansas
     IDS Insurance Agency of Massachusetts Inc.                                         Massachusetts
     IDS Insurance Agency of Mississippi Ltd.                                           Mississippi
     IDS Insurance Agency of New Mexico Inc.                                            New Mexico
     IDS Insurance Agency of North Carolina Inc.                                        North Carolina
     IDS Insurance Agency of Ohio Inc.                                                  Ohio
     IDS Insurance Agency of Texas Inc.                                                 Texas
     IDS Insurance Agency of Utah Inc.                                                  Utah
     IDS Insurance Agency of Wyoming Inc.                                               Wyoming
     IDS Life Insurance Company                                                         Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Plan Services of California, Inc.                                              Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Real Estate Services, Inc.                                                     Delaware
     IDS Realty Corporation                                                             Minnesota
     IDS Sales Support Inc.                                                             Minnesota
     Investors Syndicate Development Corp.                                              Nevada
     Public Employee Payment Company                                                    Minnesota

Item 27. Number of Contractowners

         Not Applicable.

Item 28. Indemnification

                  The By-Laws of the depositor provide that it shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that he is or was a director, officer, employee or agent of this Corporation, or is or was serving at the direction of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended, provided that this Article shall not indemnify or protect any such director, officer, employee or agent against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of his duties or by reason of his reckless disregard of his obligations and duties.

                  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to director, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

(a) IDS Life is the principal underwriter for IDS Life Accounts F, IZ, JZ, G, H, N, KZ, LZ, MZ, PZ, QZ, RZ, SZ AND TZ, IDS Life Variable Annuity Fund A, IDS Life Variable Annuity Fund B, IDS Life Account MGA, IDS Life Account SBS, IDS Life Variable Account 10, IDS Life Variable Life Separate Account and IDS Life Variable Account for Smith Barney.

(b) This table is the same as our response to Item 25 of this Registration Statement.

(c)

         Name of                     Net Underwriting
         Principal                    Discounts and     Compensation on       Brokerage
         Underwriter                   Commissions         Redemption        Commissions      Compensation
         -----------                   -----------         ----------        -----------      ------------
         IDS Life Insurance            $56,849,306         $18,285,051          None              None
         Company

Item 30. Location of Accounts and Records

         IDS Life Insurance Company
         70100 AXP Financial Center
         Minneapolis, MN 55474

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

(a) Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)      Registrant   undertakes   to  deliver  any   Statement  of   Additional
         Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. avail. Nov. 28,
         1988). Further, Registrant represents that it has complied with the provisions of paragraphs (1)-(4) of that no-action letter.

(e) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, IDS Life Insurance Company, on behalf of the Registrant, has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the 7th day of June, 2001.


                                    IDS LIFE VARIABLE ANNUITY ACCOUNT 10
                                    ------------------------------------
                                                          (Registrant)

                                    By IDS Life Insurance Company
                                    ------------------------------------
                                                          (Sponsor)

                                    By /s/  Timothy V. Bechtold*
                                      ----------------------------------
                                            Timothy V. Bechtold
                                            President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 7th day of June, 2001.


Signature                                 Title

/s/  Gumer C. Alvero*                     Director and Executive Vice President
------------------------------------      - Annuities
     Gumer C. Alvero

/s/  Timothy V. Bechtold*                 Director and President
------------------------------------
     Timothy V. Bechtold

/s/  Pamela J. Moret*                     Director, Chairman and Chief Executive
------------------------------------      Officer
     Pamela J. Moret

/s/  Barry J. Murphy*                     Director
------------------------------------
     Barry J. Murphy

/s/  Stuart A. Sedlacek*                  Director and Executive Vice President
------------------------------------
     Stuart A. Sedlacek

/s/  Bridget Sperl*                       Executive Vice President - Client
------------------------------------      Service
     Bridget Sperl

/s/  John T. Sweeney*                     Executive Vice President - Finance
------------------------------------
     John T. Sweeney

/s/  Philip C. Wentzel*                   Vice President and Controller
------------------------------------
     Philip C. Wentzel

/s/  David L. Yowan*                      Vice President, Treasurer and
------------------------------------      Assistant Secretary
     David L. Yowan


*Signed pursuant to Power of Attorney dated April 25, 2001, filed electronically as Exhibit No. 14 to Post-Effective Amendment No. 3 to registration Statement No. 333-79311, incorporated herein by reference, by:


/s/ Mary Ellyn Minenko
Mary Ellyn Minenko
Counsel

      CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 4 TO REGISTRATION STATEMENT

This  Post-Effective   Amendment  is  comprised  of  the  following  papers  and
documents:

The Cover Page.

Part A.

     The prospectuses.

Part B.

     Statements of Additional Information.

     Financial Statements

Part C.

     Other Information.

     The signatures.

     Exhibits.